Letter from the President
Dear Shareholder:

The fiscal year that ended February 28, 1999 demonstrated the effects of economic and market globalization. We were reminded that no matter how good conditions appear at home, events as far away as Russia and Asia can have a dramatic impact on our domestic financial markets.

The stock market started the fiscal year on a strong note and maintained that course until mid-summer, when concern over financial unrest in Asia, Russia and Latin America sent the U.S. market plunging.

Nevertheless, these events proved beneficial for the U.S. Treasury market. Investors throughout the world fled to the "safe haven" of the U.S. Treasury market, pushing Treasury bond yields to their lowest levels in 30 years.

Late in 1998, a series of three Federal Reserve rate cuts helped restore investor confidence in U.S. equities and non-Treasury bonds. In fact, despite a total return decline of almost 10% in the third calendar quarter of 1998, the S&P 500 Index finished the 1998 calendar year with a total return of 28.58%, marking the fourth year in a row that the index increased more than 20%. And, that upward trend generally continued through February 28, 1999.

Events of the fiscal year also serve to demonstrate the importance of two strategies:

1. Maintaining a long-term investing perspective. When the market experiences short-term volatility, it's important to stay focused on your long-term goals. By maintaining your perspective and riding out market volatility, your investments may realize their full potential.

2. Practicing an asset allocation strategy. No single asset class performs well all of the time. Spreading your money among stock, bond and money market investments--according to your goals, time frame and tolerance for risk--may offer an ideal way to capture returns from the three major asset classes and control risk.

The NestEgg Funds make it easy for you to practice these important strategies. By selecting the NestEgg Fund that most closely matches your investing time horizon, you can stay focused on your goals. You know that your investments are being managed with your specific time frame in mind.

Furthermore, all of the NestEgg Funds are strategically invested in the three major asset classes according to each fund's specific time objective. You're invested in a mix of mutual funds that our investment managers believe may be suited to your goals.

The NestEgg Funds offer a convenient way for you to invest in a well diversified, goal-oriented, professionally managed portfolio. The funds offer exposure to time-tested strategies that may help you realize your ultimate investment goals. We look forward to helping you reach those goals, and we appreciate your ongoing support and confidence.

/s/ Dave Bunstine

Dave Bunstine
President

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------
NestEgg Funds                                          February 28, 1999
________________________________________________________________________

                                      Lehman Brothers   Lipper Flexible
                            NestEgg      Aggregate        Portfolio
  Date                       2000       Bond Index        Fund Index
  ----                       ----     ---------------   ---------------
2/28/94                                    10,000            10,000
8/31/94                     10,030.57       9,857             9,968
2/28/95                     10,275.22      10,178            10,047
8/31/95                     11,131.48      10,971            11,388
2/29/96                     11,681.94      11,424            12,268
8/31/96                     11,758.39      11,420            12,499
2/28/97                     12,553.50      12,034            14,036
8/31/97                     13,287.44      12,564            15,337
2/28/98                     14,143.71      13,283            17,038
8/31/98                     14,220.17      13,892            15,961
2/28/99                     15,122.30      14,114            18,657



                     ANNUALIZED RATES OF RETURN FOR PERIODS
                            ENDING FEBRUARY 28, 1999

                                           Lehman Brothers Lipper Flexible
                                 NestEgg     Aggregate        Portfolio
                                   2000    Bond Index (1)  Fund Index (3)
                                   ----    --------------- ---------------

     1 Year                         6.92%           6.27%             9.50%
     3 Years                        8.99%           7.31%            14.99%
     Since Inception (3/1/94)       8.63%           7.14%            13.28%



                                      Lehman Brothers   Lipper Flexible
                            NestEgg      Aggregate        Portfolio
  Date                       2010       Bond Index        Fund Index
  ----                       ----     ---------------   ---------------
2/28/94                                    10,000            10,000
8/31/94                     10,093.27       9,857             9,968
2/28/95                     10,391.78      10,178            10,047
8/31/95                     11,585.81      10,971            11,388
2/29/96                     12,499.99      11,424            12,268
8/31/96                     12,649.24      11,420            12,499
2/28/97                     14,048.49      12,034            14,036
8/31/97                     15,261.18      12,564            15,337
2/28/98                     16,753.72      13,283            17,038
8/31/98                     16,361.93      13,892            15,961
2/28/99                     18,507.45      14,114            18,657



                     ANNUALIZED RATES OF RETURN FOR PERIODS
                            ENDING FEBRUARY 28, 1999

                                           Lehman Brothers Lipper Flexible
                                 NestEgg     Aggregate        Portfolio
                                   2010    Bond Index (1)  Fund Index (3)
                                   -----   --------------- ---------------

     1 Year                        10.47%           6.27%             9.50%
     3 Years                       13.98%           7.31%            14.99%
     Since Inception (3/1/94)      13.11%           7.14%            13.28%

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------
NestEgg Funds                                          February 28, 1999
________________________________________________________________________


                                        Wilshire      Lipper Flexible
                            NestEgg    5000 Equity       Portfolio
  Date                       2020         Index         Fund Index
  ----                       ----      -----------    ---------------
2/28/94                                    10,000         10,000
8/31/94                     10,127.10      10,185          9,968
2/28/95                     10,487.27      10,528         10,047
8/31/95                     11,843.20      12,423         11,388
2/29/96                     12,966.08      14,131         12,268
8/31/96                     13,135.57      14,562         12,499
2/28/97                     14,957.60      17,265         14,036
8/31/97                     16,588.95      19,990         15,337
2/28/98                     18,665.22      23,218         17,038
8/31/98                     17,711.83      20,524         15,961
2/28/99                     21,038.09      26,547         18,657




                     ANNUALIZED RATES OF RETURN FOR PERIODS
                            ENDING FEBRUARY 28, 1999

                                             Wilshire    Lipper Flexible
                                 NestEgg   5000 Equity      Portfolio
                                  2020      Index (2)     Fund Index (3)
                                  -----    -----------   ---------------

     1 Year                        12.71%        14.34%             9.50%
     3 Years                       17.51%        23.38%            14.99%
     Since Inception (3/1/94)      16.05%        21.56%            13.28%


                                        Wilshire      Lipper Flexible
                            NestEgg    5000 Equity       Portfolio
  Date                       2030         Index         Fund Index
  ----                       ----      -----------    ---------------
2/28/94                                    10,000         10,000
8/31/94                     10,116.27      10,185          9,968
2/28/95                     10,465.11      10,528         10,047
8/31/95                     12,023.25      12,423         11,388
2/29/96                     13,348.83      14,131         12,268
8/31/96                     13,534.88      14,562         12,499
2/28/97                     15,720.92      17,265         14,036
8/31/97                     17,651.15      19,990         15,337
2/28/98                     20,232.55      23,218         17,038
8/31/98                     18,790.69      20,524         15,961
2/28/99                     23,069.75      26,547         18,657



                     ANNUALIZED RATES OF RETURN FOR PERIODS
                            ENDING FEBRUARY 28, 1999

                                             Wilshire    Lipper Flexible
                                 NestEgg   5000 Equity      Portfolio
                                  2030      Index (2)     Fund Index (3)
                                  -----    -----------   ---------------

     1 Year                        14.02%        14.34%             9.50%
     3 Years                       20.01%        23.38%            14.99%
     Since Inception (3/1/94)      18.21%        21.56%            13.28%

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------
NestEgg Funds                                          February 28, 1999
________________________________________________________________________

                                        Wilshire      Lipper Flexible
                            NestEgg    5000 Equity       Portfolio
  Date                       2040         Index         Fund Index
  ----                       ----      -----------    ---------------
2/28/94                                    10,000         10,000
8/31/94                     10,254.46      10,185          9,968
2/28/95                     10,610.69      10,528         10,047
8/31/95                     12,264.63      12,423         11,388
2/29/96                     13,765.91      14,131         12,268
8/31/96                     14,096.70      14,562         12,499
2/28/97                     16,666.67      17,265         14,036
8/31/97                     18,905.86      19,990         15,337
2/28/98                     21,908.40      23,218         17,038
8/31/98                     19,821.89      20,524         15,961
2/28/99                     25,318.07      26,547         18,657



                     ANNUALIZED RATES OF RETURN FOR PERIODS
                            ENDING FEBRUARY 28, 1999

                                             Wilshire    Lipper Flexible
                                 NestEgg   5000 Equity      Portfolio
                                  2040      Index (2)     Fund Index (3)
                                  -----    -----------   ---------------

     1 Year                        15.56%        14.34%             9.50%
     3 Years                       22.52%        23.38%            14.99%
     Since Inception (3/1/94)      20.43%        21.56%            13.28%


(1) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Index and the Lehman Brothers Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities.

(2) The Wilshire 5000 Equity Index is composed of domestic equity securities of companies in addition to a very small number of limited partnerships and REITS.

(3) The Lipper Flexible Portfolio Fund Index's returns represent an average of returns of certain mutual funds investing in domestic common stocks, bonds and money market instruments in an asset allocation strategy as tracked by Lipper, Inc.

The graphs above represent a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark.

Performance for the NestEgg Funds, which commenced operations on January 4, 1999, is based on the actual performance of the LifePath Master Portfolio for the period of March 1, 1994 through January 3, 1999. The Master Portfolio's performance has not been adjusted to reflect the fees and expenses which apply to the NestEgg Funds. The performance would have been significantly lower had such fees and expenses been taken into account in calculating the performance.

Past performance in not a prediction of future results. The Fund's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------
NestEgg Funds                                          February 28, 1999
________________________________________________________________________

The charts above show the average annual returns for the NestEgg Funds. The NestEgg Funds invest all of their investable assets in the corresponding Master Portfolios. Performance shown above is the actual performance of each NestEgg Fund since January 4, 1999 (its inception) and actual performance of the corresponding Master Portfolio managed by Barclays Global Fund Advisors (BGFA):
LifePath 2000 Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, and LifePath 2040 Master Portfolio. Each Master Portfolio's performance has not been adjusted to reflect the fees and expenses which apply to the applicable NestEgg Funds. The performance would have been lower had such fees and expenses been taken into account in calculating the performance. The one-year total returns represent performance of the Master Portfolios from March 1, 1998 through January 3, 1999 and the NestEgg Fund from January 4, 1999 through February 28, 1999. The three-year returns represent performance of the Master Portfolios from March 1, 1996 through January 3, 1999. The five-year return (since inception) represents the performance of the Master Portfolios from March 1, 1994 through January 3, 1999 and the NestEgg Funds from January 4, 1999 through February 28, 1999.

The NestEgg Funds are organized as "feeder" funds in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder funds, which are offered to the public, hold interests in the net assets of the Master Portfolios. It is the Master Portfolios that actually invests in the individual securities. References to "the fund" are to the feeder funds or the Master Portfolios.

Fund                     Aggregate
Performance              Total Return
As of 2/28/99            (Since Inception on 1/4/99)
-------------            ----------------------------

NestEgg 2000             (1.10%)
NestEgg 2010             ( .80%)
NestEgg 2020             ( .70%)
NestEgg 2030             ( .80%)
NestEgg 2040             ( .50%)

Aggregate annual total returns above represent the NestEgg Funds' increase in value during the time periods noted above. These figures assume that dividends have been reinvested in the Funds and capital gains have been distributed to shareholders at net asset value. The Funds' past performance is no guarantee of future results. The investment return and principal value of shares of the Funds will vary with changes in market conditions. Shares of the Funds may be worth more or less than their original cost when they are redeemed.

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------
NestEgg Funds                                          February 28, 1999
________________________________________________________________________

The NestEgg Funds' objective is growing assets while taking on levels of risk appropriate to investors' time horizons. The Funds' strategies assume that the investor will begin to withdraw his or her investment in the decade included in the Fund's name. For example, investors in the NestEgg 2040 Fund plan to withdraw their investments in the year 2040. Assets in this Fund, therefore, are invested almost entirely in stocks because investors can wait out the short-term ups and downs of the markets in return for greater potential rewards over the long term. By contrast, assets in the NestEgg 2000 Fund are invested more conservatively, with an emphasis on short-term, low-risk, low-return bonds and money market instruments.

The models used to manage the NestEgg Funds' assets are "strategic" and "tactical."

Strategic asset allocation techniques affect 75% of the NestEgg Funds' total asset allocation. The strategic model focuses on long-term asset allocation by comparing the potential risks and returns for each asset class based on the Funds' different time horizons. As each Fund nears its target date, the asset allocation becomes more conservative, shifting to less risky investments -- such as short-term bonds or money market investments. Short-term volatility in the markets has only a small effect on a Fund's long-term strategic allocation. The progression to less risky assets is an ongoing process; 40 years from now, the asset allocation of the NestEgg 2040 Fund will look very similar to the asset allocation of the NestEgg 2000 Fund today.

Tactical asset allocation techniques affect 25% of the NestEgg Funds' total asset allocation. The more conservative tactical approach shifts assets from long-term bonds to short-term bonds and money market investments as the Fund nears its target date; the more aggressive tactical approach shifts assets among stocks, bonds, and cash.

During the past fiscal year, the NestEgg 2030 and 2040 Funds invested primarily in companies that showed greater long-term potential for growth. It was only toward the end of the fiscal year, as potential earnings from these stocks appeared less certain, that assets were reallocated to more stable stock investments with higher current earnings.

The NestEgg 2020 and 2010 Funds invested more evenly among stocks and bonds. They benefited from both significant gains in large-company stock values and strong bond returns.

The NestEgg 2000 Fund's money market investments remained stable throughout the year, unaffected by the dramatic swings typical of the riskier asset classes.

Assets in the portfolio were allocated as follows on February 28, 1999:


                 Common    U.S.    Money
Fund             Stocks   Bonds   Market*
---------------  -------  ------  --------
NestEgg  2000     20.64%  77.81%     7.60%
NestEgg  2010     45.03%  53.24%     8.75%
NestEgg  2020     66.80%  32.24%     8.31%
NestEgg  2030     81.88%  17.54%     6.63%
NestEgg  2040     97.60%   2.46%     9.04%


*The percentage of the Funds' assets that are invested in money market instruments does not include other assets and liabilities of the Funds.

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------
NestEgg Funds                                          February 28, 1999
________________________________________________________________________

The returns of the NestEgg Funds varied in comparison to their benchmark, the Lipper Flexible Portfolio Fund Index. This index represents the average performance of all balanced funds and does not take into account the different investment objectives of the NestEgg Funds. For the fiscal year that ended February 28, 1999, the NestEgg 2000 Fund lagged behind the index, due primarily to its significant investments in U.S. bonds and money market instruments. The NestEgg 2010, 2020, 2030, and 2040 Funds performed better than the index for the past fiscal year, due primarily to their significant investments in U.S. stocks.

The NestEgg Funds will continue to invest in the asset classes appropriate to their short- and long-term goals in the year ahead.

NESTEGG FUNDS
Statements of Assets and Liabilities
February 28, 1999


                                                                                  NestEgg            NestEgg              NestEgg
                                                                                   2000               2010                 2020
                                                                                   Fund               Fund                 Fund
-----------------------------------------------------------------------------------------------------------------------------------
Assets:
      Investment in corresponding Master Portfolio at value (Note 1)       $     1,173,728     $     2,489,969      $     6,344,935
      Receivable for capital shares sold                                           130,871             217,752              754,682
      Receivable from Intrust Bank, N.A.                                            16,787              20,917               30,896
      Prepaid offering expense                                                      11,084              19,152               66,951
                                                                           ---------------     ---------------      ---------------
               Total Assets                                                      1,332,470           2,747,790            7,197,464
                                                                           ---------------     ---------------      ---------------

Liabilities:
      Payable for capital shares redeemed                                                -                   -               11,436
      Accrued expenses and other payables:
           Investment advisory fees                                                    240                 463                1,309
           Shareholder servicing fees                                                  133                 263                  725
           Other payables and accrued expenses                                      16,002              18,202               35,163
                                                                           ---------------     ---------------      ---------------
               Total Liabilities                                                    16,375              18,928               48,633
                                                                           ---------------     ---------------      ---------------
Net Assets                                                                 $     1,316,095     $     2,728,862      $     7,148,831
                                                                           ===============     ===============      ===============

Net Assets consist of:
      Paid in Capital                                                      $     1,336,328     $     2,791,063      $     7,345,169
      Accumulated undistributed net investment income/(loss)                         4,454               8,054                7,304
      Accumulated undistributed net realized gains/(losses) on investments            (138)             (2,987)              (8,509)

      Net unrealized appreciation/(depreciation) from investments                  (24,549)            (67,268)            (195,133)

                                                                           ---------------     ---------------      ---------------
Net Assets                                                                 $     1,316,095     $     2,728,862      $     7,148,831
                                                                           ===============     ===============      ===============

      Outstanding shares of Beneficial Interest: Institutional
       Service Class                                                               133,023             275,037              719,709
                                                                           ===============     ===============      ===============


Net Asset Value:
               Offering and redemption price per share                     $          9.89     $          9.92      $          9.93


See Notes to Financial Statements.

NESTEGG FUNDS
Statements of Assets and Liabilities
February 28, 1999


                                                                                     NestEgg               NestEgg
                                                                                      2030                  2040
                                                                                      Fund                  Fund
--------------------------------------------------------------------------------------------------------------------------
Assets:
      Investment in corresponding Master Portfolio at value (Note 1)           $        1,138,715   $             800,790
      Receivable for capital shares sold                                                   50,819                  67,845
      Receivable from Intrust Bank, N.A.                                                   16,182                  15,358
      Prepaid offering expense                                                              7,631                   6,620
                                                                               -------------------  ----------------------
               Total Assets                                                             1,213,347                 890,613
                                                                               -------------------  ----------------------

Liabilities:
      Payable for capital shares redeemed                                                       -                       -
      Accrued expenses and other payables:
           Investment advisory fees                                                           153                     152
           Shareholder servicing fees                                                          86                     102
           Other payables and accrued expenses                                             15,067                  14,661
                                                                               -------------------  ----------------------
               Total Liabilities                                                           15,306                  14,915
                                                                               -------------------  ----------------------
Net Assets                                                                     $        1,198,041   $             875,698
                                                                               ===================  ======================

Net Assets consist of:
      Paid in Capital                                                          $        1,227,190   $             900,465
      Accumulated undistributed net investment income/(loss)                                  433                    (653)
      Accumulated undistributed net realized gains/(losses) on investments                   (910)                   (523)
      Net unrealized appreciation/(depreciation) from investments                         (28,672)                (23,591)
                                                                               -------------------  ----------------------
Net Assets                                                                     $        1,198,041   $             875,698
                                                                               ===================  ======================

      Outstanding units of Beneficial Interest (Shares): Institutional
        Service Class                                                                     120,826                  88,031
                                                                               ===================  ======================


Net Asset Value:
               Offering and redemption price per share                         $             9.92   $                9.95


See Notes to Financial Statements.

NESTEGG FUNDS
Statements of Operations
For the period ended February 28, 1999 (a)

                                                                                          NestEgg              NestEgg
                                                                                           2030                 2040
                                                                                           Fund                 Fund
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
    Investment Income allocated from corresponding Master Portfolio
    Interest                                                                        $            1,012    $            179
    Dividends                                                                                    1,028               1,076
    Expenses (Note 3)                                                                             (585)               (514)
                                                                                    -------------------   -----------------
    Net Investment Income allocated from corresponding Master Portfolio                          1,455                 741

Expenses: (Note 3)
    Audit fees                                                                                   7,306               7,247
    Printing expense                                                                             1,377               1,329
    Offering expense                                                                             1,808               1,744
    Trustee expense                                                                              1,170               1,170
    Legal expense                                                                                  829                 454
    Insurance expense                                                                              188                 810
    12b-1 fees                                                                                     255                 233
    Shareholder servicing fees                                                                     255                 233
    Administration fees                                                                            204                 185
    Fund accounting fees                                                                         2,108               2,112
    Investment advisory fees                                                                       154                 151
    Transfer agent fees                                                                            926                 924
    Other                                                                                        1,252                 710
                                                                                    -------------------   -----------------
        Total expenses before waivers/ reimbursements                                           17,832              17,302
             Less expenses waived/reimbursed                                                   (16,810)            (15,908)
                                                                                    -------------------   -----------------
        Net expenses                                                                             1,022               1,394
                                                                                    -------------------   -----------------
Net Investment Income (Loss)                                                                       433                (653)
                                                                                    -------------------   -----------------

Realized and Unrealized Gains/(Losses) on Investments allocated from corresponding Master Portfolio:
    Net realized gains/(losses) on investment transactions                                        (910)               (523)
    Net change in unrealized appreciation/(depreciation) of investments                        (28,672)            (23,591)
                                                                                    -------------------   -----------------
        Net realized and unrealized gains/(losses) on investments                              (29,582)            (24,114)
                                                                                    -------------------   -----------------
Increase/(Decrease) in Net Assets Resulting from Operations                         $          (29,149)   $        (24,767)
                                                                                    ===================   =================


    (a) The Funds commenced operations on January 4, 1999

See Notes to Financial Statements.

NESTEGG FUNDS
Statements of Changes in Net Assets

                                                                          NestEgg             NestEgg              NestEgg
                                                                           2000                2010                 2020
                                                                           Fund                Fund                 Fund
                                                                  -----------------------------------------------------------------
                                                                     Period Ended (a)    Period Ended (a)     Period Ended (a)
                                                                     February 28, 1999   February 28, 1999    February 28, 1999
-----------------------------------------------------------------------------------------------------------------------------------
    From Investment Activities:
    Operations:
        Net investment income                                     $           4,454   $           8,054    $           7,304
        Net realized gains/(losses) on investment transactions                 (138)             (2,987)              (8,509)
        Net change in unrealized appreciation/
               (depreciation) of investments                                (24,549)            (67,268)            (195,133)
                                                                  ------------------  ------------------   ------------------
        Change in net assets resulting from operations                      (20,233)            (62,201)            (196,338)
                                                                  ------------------  ------------------   ------------------


    Capital Share Transactions:
        Proceeds from shares issued                                       1,403,579           3,316,827            7,457,828
        Cost of shares redeemed                                             (67,251)           (525,764)            (112,659)
                                                                  ------------------  ------------------   ------------------
        Change in net assets from capital share transactions              1,336,328           2,791,063            7,345,169

                                                                  ------------------  ------------------   ------------------
        Change in net assets                                              1,316,095           2,728,862            7,148,831

    Net Assets:
        Beginning of period (a)                                                   -                   -                    -
                                                                  ------------------  ------------------   ------------------
        End of period                                             $       1,316,095   $       2,728,862    $       7,148,831
                                                                  ==================  ==================   ==================

    Share Transactions:
        Issued                                                              139,775             328,084              731,007
        Redeemed                                                             (6,752)            (53,047)             (11,298)
                                                                  ------------------  ------------------   ------------------
        Change in shares                                                    133,023             275,037              719,709
                                                                  ==================  ==================   ==================





    (a) The Fund commenced operations on January 4, 1999

See Notes to Financial Statements.

NESTEGG FUNDS
Statements of Changes in Net Assets

                                                                                NestEgg                   NestEgg
                                                                                 2030                      2040
                                                                                 Fund                      Fund
                                                                        ------------------------  ------------------------
                                                                           Period Ended (a)          Period Ended (a)
                                                                           February 28, 1999         February 28, 1999
--------------------------------------------------------------------------------------------------------------------------
    From Investment Activities:
    Operations:
         Net investment income/(loss)                                   $                   433   $                  (653)
         Net realized gains/(losses) on investment transactions                            (910)                     (523)
         Net change in unrealized appreciation/
                (depreciation) of investments                                           (28,672)                  (23,591)
                                                                        ------------------------  ------------------------
         Change in net assets resulting from operations                                 (29,149)                  (24,767)
                                                                        ------------------------  ------------------------


    Capital Share Transactions:
         Proceeds from shares issued                                                  1,327,190                   900,465
         Cost of shares redeemed                                                       (100,000)                        -
                                                                        ------------------------  ------------------------
         Change in net assets from capital share transactions                         1,227,190                   900,465

                                                                        ------------------------  ------------------------
         Change in net assets                                                         1,198,041                   875,698

    Net Assets:
         Beginning of period (a)                                                              -                         -
                                                                        ------------------------  ------------------------
         End of period                                                  $             1,198,041   $               875,698
                                                                        ========================  ========================


    Share Transactions:
         Issued                                                                         130,886                    88,031
         Redeemed                                                                       (10,060)                        -
                                                                        ------------------------  ------------------------
         Change in shares                                                               120,826                    88,031
                                                                        ========================  ========================


    (a)  The Fund commenced operations on January 4, 1999

See Notes to Financial Statements.

NESTEGG FUNDS
Notes to Financial Statements
February 28, 1999
_______________________________________________________________________________


1. Organization:

The INTRUST Funds Trust (the "Trust") was established as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company. The Trust currently offers eleven series, including the NestEgg Funds. The accompanying financial statements and financial highlights are those of the NestEgg 2000 Fund, the NestEgg 2010 Fund, the NestEgg 2020 Fund, the NestEgg 2030 Fund, and the NestEgg 2040 (individually a "Fund", collectively the "NestEgg Funds").

Each NestEgg Fund seeks to provide long-term investors with an asset allocation strategy designed to maximize assets for retirement or for other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons. The Funds' investment objectives are as follows:

     Fund                Objective
     ----                ---------
NestEgg 2000 Fund   Managed for investors planning to retire (or begin to
                    withdraw substantial portions of their investment) approximately in the year 2000.

NestEgg 2010 Fund   Managed for investors planning to retire (or begin to
                    withdraw substantial portions of their investment) approximately in the year 2010.

NestEgg 2020 Fund   Managed for investors planning to retire (or begin to
                    withdraw substantial portions of their investment) approximately in the year 2020.

NestEgg 2030 Fund   Managed for investors planning to retire (or begin to
                    withdraw substantial portions of their investment) approximately in the year 2030.

NestEgg 2040 Fund   Managed for investors planning to retire (or begin to
                    withdraw substantial portions of their investment) approximately in the year 2040.


Each NestEgg Fund seeks to achieve its objective by investing all of its investable assets in a corresponding portfolio (each a "Master Portfolio") :
LifePath 2000 Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, and LifePath 2040 Master Portfolio having the same investment objective as the corresponding NestEgg Fund. Each Fund's investment in its corresponding Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. The percentage of the corresponding LifePath Master Portfolios owned by each Fund as of February 28, 1999 was approximately 1.01% for NestEgg 2000; .1.02% for NestEgg 2010; 1.73% for NestEgg 2020; .41% for NestEgg 2030; and .16% for NestEgg 2040. The financial statements of the Master Portfolios, including their schedules of investments, are included elsewhere in this report and should be read in conjunction with the NestEgg Funds' financial statements.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the NestEgg Funds in preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Continued

NESTEGG FUNDS
Notes to Financial Statements
February 28, 1999
_______________________________________________________________________________


Security Valuation

Valuation of securities held by the Master Portfolios is discussed in the notes to the Master Portfolios' financial statements included elsewhere in this report.

Investment income and expenses

The NestEgg Funds record daily their proportionate share of the Master Portfolios' income, expenses, and realized and unrealized gains and losses. In addition, the Funds accrue their own expenses.

Offering Costs

Costs incurred in connection with the offering and initial registration of the Funds have been accounted for as a deferred charge until operations begin and thereafter amortized to expense over twelve months on a straight-line basis beginning with the commencement of each Fund's operations.

Distributions to Shareholders

The NestEgg Funds intend to declare and to pay dividends from net investment
income quarterly.   Distributions from net realized capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3. Investment Advisory, Administration, and Distribution Agreements:

The Trust and INTRUST Bank, N.A. (the "Adviser") are parties to an investment advisory agreement under which the Adviser is entitled to receive an annual fee up to 0.15% of the average daily net assets of each NestEgg Fund when the Fund invests all of its investable assets in a Master Portfolio or another investment company. This fee is computed daily and paid monthly. The investment advisory agreement for the NestEgg Funds also provides for an investment advisory fee up to 1.25% of the average daily net assets of the Fund if the Fund does not invest all of its assets in the Master Portfolio or another investment company.

Continued

NESTEGG FUNDS
Notes to Financial Statements
February 28, 1999
_______________________________________________________________________________

The Funds and BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (the "Administrator") are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% of each NestEgg Fund's average daily net assets. Management Fees of 0.55% are paid at the Master Portfolio level.

The Funds and BISYS Fund Services (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Each fund is subject to a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. As provided under the Plan, the Fund will pay the Distributor up to an annual rate of 0.25% of the average daily net assets of the Institutional Service Class shares of the Funds and 0.75% of the average daily net assets of the Institutional Premium Class shares of the Funds.

Other financial organizations ("Service Organizations") also may provide administrative services for the Funds, such as maintaining shareholder accounts and records. The Funds may pay fees to Service Organizations in amounts up to an annual rate of 0.25% of the daily net asset value of the Funds' shares owned by shareholders with whom the Service Organizations have a servicing relationship.

Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios. Such fees are permanently waived.

For the period ended, February 28, 1999, the Adviser reimbursed the following amounts:


                            NestEgg  NestEgg  NestEgg  NestEgg  NestEgg
                             2000     2010     2020     2030     2040
                             Fund     Fund     Fund     Fund     Fund
                            ------   ------   ------   ------   ------

Reimbursed Expenses         16,787   20,917   30,896   16,182   15,359


Additional information regarding fees waived for the period ended
February 28, 1999 is as follows:


                                     NestEgg    NestEgg    NestEgg
                                      2000       2010       2020
                                      Fund       Fund       Fund
                                     -------    -------    -------

Administration Fees Waived           $   320    $   630    $ 1,745
12b-1 Fees Waived                        400        788      2,182
Shareholder Services Fees Waived         267        526      1,457




                                     NestEgg    NestEgg
                                      2030       2040
                                      Fund       Fund
                                     -------    -------

Administration Fees Waived           $   204    $   185
12b-1 Fees Waived                        255        233
Shareholder Services Fees Waived         169        131


Continued

NESTEGG FUNDS
Notes to Financial Statements
February 28, 1999
_______________________________________________________________________________


4. Shares of Beneficial Interest:

Currently, shares of the Funds are offered through two classes: Institutional Service and Institutional Premium. As of and for the period ended February 28, 1999, no shareholders were in the Institutional Premium class. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

5.  Federal Income Tax Information:

Distributions of investment company taxable income (regardless of whether derived from dividends, interest or short-term capital gains) will generally be taxable to shareholders as ordinary income. Distributions of net long-term capital gains properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains, regardless of how long a shareholder has held his Fund's shares. Distributions are taxable in the same manner whether received in additional shares or in cash.

Continued

NESTEGG FUNDS
Financial Highlights

                                                         NestEgg                   NestEgg                  NestEgg
                                                           2000                      2010                     2020
                                                           Fund                      Fund                     Fund
                                                   -----------------------------------------------------------------------
                                                      Period Ended (a)          Period Ended (a)         Period Ended (a)
                                                     February 28, 1999          February 28, 1999        February 28, 1999
--------------------------------------------------------------------------------------------------------------------------

Net Asset Value, beginning of period                 $           10.00          $           10.00        $           10.00
                                                     ------------------         ------------------       ------------------
Investment Activities:
    Net investment income                                         0.03                       0.03                     0.01
    Net realized and unrealized gains/
     (losses) from investments                                   (0.14)                     (0.11)                   (0.08)
                                                     ------------------         ------------------       ------------------
    Total from Investment Activities                             (0.11)                     (0.08)                   (0.07)
                                                     ------------------         ------------------       ------------------

Net Asset Value, end of period                       $            9.89          $            9.92        $            9.93
                                                     ==================         ==================       ==================

Total Return                                                    (1.10%)(b)                 (0.80%) (b)              (0.70%) (b)

Ratios/Supplemental Data:
Net assets, end of year (000's)                      $           1,316          $           2,729        $           7,149
Ratios to average net assets: (d)
    Expenses                                                     1.50% (c)                  1.29%  (c)               1.69%  (c)
    Net investment income                                        2.68% (c)                  2.46%  (c)               0.81%  (c)
    Expenses*                                                   12.20% (c)                  8.26%  (c)               5.69%  (c)

____________________________
* During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/ or reimbursements had not occurred, the ratio would have been as indicated.

(a)  The fund commenced operations on January 4, 1999

(b)  Not annualized.

(c)  Annualized.

(d) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the corresponding Master Portfolios.

See Notes to Financial Statements.

NESTEGG FUNDS
Financial Highlights


                                                                               NestEgg                         NestEgg
                                                                                2030                            2040
                                                                                Fund                            Fund
                                                                       --------------------------------------------------------
                                                                          Period Ended (a)                Period Ended (a)
                                                                          February 28, 1999               February 28, 1999
-------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, beginning of period                                   $                 10.00         $                 10.00
                                                                       ------------------------        ------------------------
Investment Activities:
    Net investment income/(loss)                                                             -  **                       (0.01)
    Net realized and unrealized gains/(losses) from investments                          (0.08)                          (0.04)
                                                                       ------------------------        ------------------------
    Total from Investment Activities                                                     (0.08)                          (0.05)
                                                                       ------------------------        ------------------------

Net Asset Value, end of period                                         $                  9.92         $                  9.95
                                                                       ========================        ========================

Total Return                                                                            (0.80%)(b)                      (0.50%)(b)

Ratios/Supplemental Data:
Net assets, end of year (000's)                                        $                 1,198         $                   876
Ratios to average net assets: (d)
    Expenses                                                                             1.50% (c)                       1.50% (c)
    Net investment income                                                                0.40% (c)                      (0.51%)(c)
    Expenses*                                                                           17.19% (c)                      14.00% (c)

____________________
* During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/ or reimbursements had not occurred, the ratio would have been as indicated.

**   The amount is less than $0.005

(a)  The fund commenced operations on January 4, 1999

(b)  Not annualized.

(c)  Annualized.

(d) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the corresponding Master Portfolios.

See Notes to Financial Statements.

Independent Auditors' Report




To the Shareholders and Board of Trustees
INTRUST Funds Trust:


We have audited the accompanying statements of assets and liabilities of NestEgg 2000 Fund, NestEgg 2010 Fund, NestEgg 2020 Fund, NestEgg 2030 Fund and NestEgg 2040 Fund (five of the series comprising the INTRUST Funds Trust) as of February 28, 1999, the related statements of operations, changes in net assets and the financial highlights for the period from January 4, 1999 (commencement of operations) to February 28, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of NestEgg 2000 Fund, NestEgg 2010 Fund, NestEgg 2020 Fund, NestEgg 2030 Fund and NestEgg 2040 Fund as of February 28, 1999, the results of their operations, the changes their net assets and their financial highlights for the period from January 4, 1999 to February 28, 1999, in conformity with generally accepted accounting principles.

/s/ KPMG LLP

San Francisco, California
April 2, 1999

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                               LifePath 2000      LifePath 2010        LifePath 2020         LifePath 2030         LifePath 2040
                             ----------------  -----------------  --------------------  --------------------  --------------------
                             Shares    Value    Shares    Value      Shares     Value      Shares     Value      Shares     Value

COMMON STOCKS

Percent of Net Assets                   20.64%               45.03%                66.80%                81.88%               97.60%

ADVERTISING
Percent of Net Assets                    0.03%                0.05%                 0.07%                 0.10%                0.12%

Omnicom Group                   211  $ 13,979    1,065  $   70,556    2,665   $  176,556    2,345   $  155,355    5,656  $  374,709
Outdoor Systems Inc             450    12,572      980      27,379    1,524       42,577    2,254       62,971    4,615     128,931
R.R. Donnelley Corp              36       540      252       3,780      550        8,250      489        7,335    1,220      18,300
Snyder Communications Inc       200     6,850      352      12,056      614       21,030      625       21,406    1,413      48,395
Young & Rubicam Inc             100     3,775      264       9,966      438       16,535      446       16,837      883      33,333
                                     --------           ----------            ----------            ----------           ----------

      TOTAL ADVERTISING
         - VALUE                     $ 37,716           $  123,737            $  264,948            $  263,904           $  603,668
         - COST                      $ 24,567           $   67,966            $  126,340            $  150,248           $  360,294

AEROSPACE & DEFENSE
Percent of Net Assets                    0.18%                0.46%                 0.72%                 0.88%                1.02%

Allied Signal Inc               592  $ 24,494    4,325  $  178,947   10,116   $  418,549    9,422   $  389,834   19,237  $  795,930
Boeing Co                     1,102    39,190    7,737     275,147   18,248      648,945   16,842      598,943   34,605   1,230,639
Briggs & Stratton Corp           42     2,050      158       7,712      452       22,063      459       22,405      854      41,686
Coltec Industries               100     1,800      716      12,888    1,327       23,886    1,161       20,898    2,650      47,700
Cordant Technologies Inc        232     9,034      440      17,133      868       33,798      821       31,968    1,766      68,763
GenCorp Inc                       0        --        0          --      425        8,527        0           --        0          --
General Dynamics Corp           116     7,011      959      57,960    2,212      133,688    2,114      127,765    4,327     261,512
Gulfstream Aerospace Corp       300    13,425      528      23,628    1,152       51,552      982       43,945    2,120      94,869
Lockheed Martin Corp            410    15,452    2,983     112,422    6,950      261,928    6,436      242,556   13,364     503,655
Newport News Shipbuilding        64     1,852      257       7,437      539       15,597      415       12,009      747      21,616
Northrop Grumman Corp           129     8,038      529      32,963    1,243       77,454    1,169       72,843    2,348     146,309
Primex Technologies Inc          47     1,953       49       2,037       94        3,907       76        3,159      111       4,613
Rockwell International Corp     220     9,776    1,564      69,500    3,639      161,708    3,323      147,665    6,506     289,109
Sequa Corp Class A              110     5,177        0          --      120        5,648       91        4,283        0          --
Stewart & Stevenson Services    364     3,049      334       2,797      434        3,635      326        2,730      746       6,248
Sundstrand Corp                 326    22,066      669      45,283    1,043       70,598    1,366       92,461    2,818     190,742
Textron Inc                     237    18,486    1,249      97,422    2,976      232,128    2,724      212,471    5,638     439,763
United Technologies Corp        266    32,951    1,456     180,362    3,582      443,720    3,200      396,399    7,305     904,906
                                     --------           ----------            ----------            ----------           ----------

      TOTAL AEROSPACE &
      DEFENSE
         - VALUE                     $215,804           $1,123,638            $2,617,331            $2,422,334           $5,048,060
         - COST                      $199,465           $1,013,480            $2,262,531            $2,087,551           $4,927,763

AIRLINES
Percent of Net Assets                    0.21%                0.37%                 0.54%                 0.69%                0.81%

Airborne Freight Corp           300  $ 11,700      704  $   27,456    1,315   $   51,285    1,250   $   48,750    2,650  $  103,349
Airtran Holdings Inc            300     1,013      176         594      350        1,181      178          601      619       2,089
AMR Corp                        244    13,527    1,367      75,783    3,269      181,225    3,072      170,303    6,249     346,428
British Airways PLC ADR (UK)    690    51,060    2,500     185,000    4,895      362,230    4,829      357,345    9,499     702,925
Comair Holdings Inc             300    11,288      704      26,488    1,402       52,750    1,339       50,380    2,826     106,327
Continental Airlines Class B    300    10,388      528      18,282    1,227       42,485    1,250       43,281    2,561      88,674
Delta Air Lines Inc             252    15,325    1,253      76,198    2,776      168,816    2,525      153,551    5,105     310,447

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                  LifePath 2000      LifePath 2010       LifePath 2020        LifePath 2030         LifePath 2040
                                -----------------  -----------------  --------------------  --------------------  -----------------
                                Shares   Value     Shares   Value     Shares    Value      Shares    Value      Shares     Value

COMMON STOCKS (Continued)

FDX Corp                           212  $ 20,246    1,127  $107,629    2,663  $  254,317    2,474  $  236,266     5,118  $  488,768
Japan Air Lines Co ADR (Japan)   9,808    51,492   39,440   207,060   91,775     481,819   90,874     477,088   180,587     948,081
KLM Royal Dutch Airlines ADR       294     8,221    1,156    32,358    2,272      63,602    1,997      55,926     4,179     117,000
   (Netherlands)
Northwest Airlines Corp Class A    300     7,500      616    15,400    1,152      28,800    1,786      44,650     3,710      92,749
Southwest Airlines Co              349    10,514    2,258    68,022    5,431     163,609    4,887     147,220    11,325     341,165
UAL Corp                           400    23,900      704    42,064    1,052      62,857    1,071      63,992     3,091     184,686
USAirways Group Inc                113     5,353      628    29,752    1,478      70,020    1,275      60,403     2,952     139,850
                                        --------           --------           ----------           ----------            ----------

      TOTAL AIRLINES
         - VALUE                        $241,527           $912,086           $1,984,996           $1,909,756            $3,972,538
         - COST                         $293,739           $981,399           $2,082,516           $2,043,757            $4,167,193

APPAREL
Percent of Net Assets                       0.03%              0.10%                0.15%                0.18%                 0.20%

Fruit of the Loom Inc Class A       97  $  1,231      530  $  6,724    1,277  $   16,202    1,006  $   12,764     2,368  $   30,044
Hartmarx Corp                       81       349      202       871      341       1,471      316       1,363       546       2,355
Land's End Inc                       0        --        0        --      479      14,520        0          --         0          --
Liz Claiborne Inc                   81     2,729      555    18,697    1,179      39,718    1,109      37,359     2,198      74,044
Nike Inc Class B                   293    15,712    2,236   119,906    5,174     277,456    4,806     257,721     9,857     528,581
Nine West Group Inc                200     4,488      264     5,924      263       5,901      357       8,010       883      19,812
OshKosh B'Gosh Class A              52       988       86     1,634      400       7,600      152       2,888       392       7,448
Phillips Van Heusen Corp             0        --        0        --      359       2,176      259       1,570         0          --
Reebok International Ltd            37       597      409     6,595    1,016      16,383      913      14,722     1,854      29,896
Russell Corp                        65     1,268      283     5,519      647      12,617      616      12,012     1,146      22,347
Stride Rite Corp                    63       650      330     3,403      783       8,075      631       6,507     1,281      13,210
VF Corp                            120     5,775      956    46,008    2,209     106,308    2,016      97,020     4,121     198,322
Warnaco Group Inc Class A          300     6,750      892    20,070    1,502      33,795    1,339      30,128     2,826      63,584
                                        --------           --------           ----------           ----------            ----------

      TOTAL APPAREL
         - VALUE                        $ 40,537           $235,351           $  542,222           $  482,064            $  989,643
         - COST                         $ 41,442           $232,952           $  519,806           $  458,591            $1,073,745

AUTO PARTS & EQUIPMENT
Percent of Net Assets                       0.09%              0.22%                0.33%                0.40%                 0.47%

Bandag Inc                           0  $     --       88  $  2,789      175  $    5,545       89  $    2,820       265  $    8,397
Bandag Inc Class A                 100     2,688       88     2,365      175       4,703      179       4,811       353       9,487
Breed Technologies Inc               0        --        0        --        0          --        0          --        89         362
Cooper Tire & Rubber Co             65     1,284      614    12,127    1,401      27,670    1,318      26,030     2,587      51,093
Dana Corp                          219     8,267    1,231    46,470    2,960     111,740    2,783     105,058     5,572     210,342
Deluxe Corp                         64     2,168      614    20,799    1,491      50,508    1,367      46,307     2,684      90,920
Eaton Corp                          76     5,273      559    38,781    1,349      93,587    1,179      81,793     2,394     166,083
Genuine Parts Co                   179     5,359    1,319    39,488    3,169      94,872    2,878      86,160     5,991     179,355
Goodyear Tire & Rubber Co          247    11,424    1,225    56,656    2,958     136,808    2,747     127,049     5,436     251,414
Illinois Tool Works Inc            309    21,244    1,658   113,988    3,997     274,794    3,569     245,368     8,197     563,543
ITT Industries Inc                 126     4,922      931    36,367    2,161      84,414    2,024      79,063     3,952     154,374
Lear Corp                          300    10,594      616    21,753    1,227      43,328    1,161      40,998     2,473      87,327

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                    LifePath 2000      LifePath 2010       LifePath 2020       LifePath 2030       LifePath 2040
                                  ----------------- ------------------- ------------------- ------------------- ------------------
                                  Shares   Value    Shares    Value     Shares    Value     Shares    Value     Shares     Value

COMMON STOCKS (Continued)

Mascotech Inc                          0  $     --     264  $    3,993       0  $       --     357  $    5,400     707  $    10,693
Meritor Automotive Inc               270     4,286   1,094      17,367   1,868      29,655   1,814      28,797   3,630       57,625
Modine Manufacturing Co              309     8,652     220       6,160     408      11,424     299       8,372     442       12,376
Navistar International Corp          124     5,332     556      23,908   1,197      51,471   1,154      49,622   2,254       96,921
PACCAR Inc                            93     3,894     652      27,303   1,433      60,007   1,318      55,191   2,603      109,000
Strattec Security Corp                10       315      25         788      63       1,985      44       1,386       0           --
Superior Industries International
 Inc                                 322     7,970     229       5,668     398       9,851     296       7,326     450       11,138
The Pep Boys--Manny Moe & Jack        49       894     469       8,559   1,147      20,933     999      18,232   2,115       38,599
TRW Inc                              121     5,717     915      43,234   2,215     104,659   2,025      95,681   4,133      195,283
                                          --------          ----------          ----------          ----------          -----------

      TOTAL AUTO PARTS &
      EQUIPMENT
         - VALUE                          $110,283          $  528,563          $1,217,954          $1,115,464          $ 2,304,332
         - COST                           $104,115          $  477,587          $1,086,008          $  969,466          $ 2,202,898

AUTOMOBILES
Percent of Net Assets                         0.76%               1.58%               2.25%               2.85%                2.95%

Daimler-ChryslerAG                 4,689  $440,471  18,698  $1,756,442  37,849  $3,555,440  36,455  $3,424,491  59,189  $ 5,560,066
Fiat SpA ADR (UK)                  3,998    59,470  14,430     214,646  28,800     428,400  28,177     419,132  56,051      833,758
Ford Motor Co                      1,481    87,841  10,027     594,725  22,992   1,363,713  20,758   1,231,208  41,520    2,462,654
General Motors Corp Class A          761    62,830   5,052     417,105  11,767     971,513  10,899     899,848  22,415    1,850,637
Harley-Davidson Inc                  836    48,331   1,860     107,531   2,921     168,870   2,757     159,388   5,900      341,093
Hertz Corp. Class A                  100     3,981     264      10,511     526      20,941     536      21,340   1,060       42,201
Honda Motor Co Ltd ADR (Japan)       533    40,441   2,285     173,374   5,277     400,392   5,342     405,323  10,544      800,025
Nissan Motor Co Ltd ADR (Japan)    3,635    27,831  14,626     111,981  34,054     260,728  33,799     258,774  67,357      515,704
Toyota Motor Corp ADR (Japan)      2,178   113,800   8,861     462,986  20,581   1,075,357  20,469   1,069,504  40,544    2,118,423
                                          --------          ----------          ----------          ----------          -----------

      TOTAL AUTOMOBILES
         - VALUE                          $884,996          $3,849,301          $8,245,354          $7,889,008          $14,524,561
         - COST                           $630,269          $2,665,576          $5,816,397          $5,736,762          $11,031,546

BANK & FINANCE
Percent of Net Assets                         2.27%               5.25%               7.66%               9.51%               11.31%

Advanta Corp Class B                 163  $  1,477     143  $    1,296     238  $    2,157     194  $    1,758     336  $     3,045
Allied Irish Banks PLC ADR
 (Ireland)                         1,746   180,274   6,202     640,356  12,323   1,272,350  12,015   1,240,548  23,911    2,468,810
American Express Corp                441    47,849   2,964     321,594   7,247     786,300   6,608     716,967  15,056    1,633,575
Amsouth Bancorp                      600    28,200   1,354      63,638   2,160     101,520   1,987      93,389   5,940      279,179
Associated Banc Corp                 350    10,872     638      19,818     986      30,628     937      29,106   3,180       98,778
Associates First Capital Corp        782    31,769   5,256     213,525  12,417     504,441  11,564     469,786  23,711      963,258
Astoria Financial Corp               430    19,484     581      26,327     881      39,920   1,344      60,900   2,747      124,472
Avalonbay Communities Inc              0        --     792      24,998   1,590      50,184   1,429      45,103      88        2,778
Banco Bilbao Vizcaya ADR (Spain)   4,210    62,098  15,108     222,843  30,095     443,901  29,503     435,168  58,781      867,019
Banco Central Hispanoamericano SA  5,788    69,094  20,917     249,697  41,541     495,896  40,636     485,091  80,938      966,196
   ADR (Spain)
Banco Santander SA ADR (Spain)     2,005    39,466   7,324     144,191  14,690     289,209  14,363     282,771  28,646      563,967
Bancwest Corp                        200     7,838     264      10,346     526      20,613     446      17,478   1,148       44,987
Bank of New York Inc                 788    27,531   5,789     202,253  13,500     471,656  12,471     435,705  25,651      896,181
Bank One Corp                      1,285    69,074   8,973     482,298  21,066   1,132,298  19,367   1,040,975  40,087    2,154,675

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                  LifePath 2000      LifePath 2010        LifePath 2020        LifePath 2030        LifePath 2040
                                -----------------  -----------------  -------------------  -------------------  -------------------
                                Shares    Value    Shares   Value     Shares     Value     Shares     Value     Shares     Value

COMMON STOCKS (Continued)

BankAmerica Corp                 1,883   $122,982  13,386 $  874,272  31,314   $2,045,196  28,827   $1,882,762  59,532   $3,888,183
BankBoston Corp                    322     13,021   2,229     90,135   5,338      215,855   4,933      199,477  10,119      409,186
Bankers Trust Corp                  84      7,308     729     63,423   1,769      153,903   1,612      140,243   3,275      284,924
BB&T Corp                          310     11,741   2,189     82,908   5,164      195,586   4,787      181,307   9,789      370,757
Bear Stearns Co Inc                189      8,092     950     40,672   2,172       92,989   2,051       87,809   3,993      170,949
Campstead Mortgage Corp              0         --     352      1,738     701        3,461     625        3,086   1,325        6,542
Capital One Financial Corp           0         --     475     60,622     140       17,868     905      115,501     370       47,221
CCB Financial Corp                 200     10,388     352     18,282     701       36,408     714       37,083   1,678       87,150
Centura Banks Inc                  200     12,800     352     22,528     438       28,032     625       40,000   1,325       84,799
Charter One Financial Inc          742     21,379   1,598     46,042   2,545       73,322   2,338       67,364   6,919      199,353
Chase Manhattan                  1,078     85,835   5,573    443,749  13,385    1,065,781  12,130      965,850  27,482    2,188,253
Citigroup Inc                    2,505    147,168  17,540  1,030,474  41,178    2,419,208  37,434    2,199,247  78,338    4,602,357
City National Corp                 200      6,450     528     17,028     964       31,089     982       31,670   2,031       65,499
CNB Bancshares Inc                   0         --     352     14,146       0           --       0           --       0           --
Colonial BancGroup Inc               0         --     188      2,327     100        1,238       0           --      88        1,089
Comdisco Inc                       548      6,576   1,362     16,344   3,100       37,200   2,953       35,436   6,029       72,347
Comerica Inc                       194     12,853   1,172     77,645   2,817      186,626   2,610      172,912   5,334      353,377
Commerce Bancshares Inc            352     14,332     679     27,659   1,070       43,607   1,054       42,959   3,265      133,060
Commercial Federal Corp              0         --     804     17,537     100        2,181       0           --      88        1,920
Compass Bancshares Inc             400     14,650     792     29,007   1,371       50,213   1,741       63,764   3,577      131,007
ContiFinancial Corp                  0         --      88        308     175          613     178          623     530        1,855
Countrywide Credit Industries
 Inc                                94      3,560     895     33,898   2,067       78,288   1,861       70,485   3,684      139,531
Credit Acceptance Corp             200      1,200     176      1,056       0           --     178        1,068     442        2,652
Crescent Operating Inc               0         --      70        247       0           --       0           --     177          625
Crescent Real Estate Co            600     12,525   1,332     27,806   2,028       42,335   2,768       57,782   5,741      119,842
Cullen/Frost Bankers Inc             0         --     352     16,654       0           --       0           --       0           --
Dime Bancorp Inc                   700     17,325   1,420     35,145   2,291       56,702   3,036       75,141   6,183      153,028
Donaldson Lufkin & Jenrette Inc    200     11,400     352     20,064     614       34,998     625       35,625   1,325       75,524
Duke Realty Investments            300      6,544   1,156     25,215   2,028       44,236   1,875       40,898   3,886       84,762
Edwards A G & Sons Inc             482     15,695   1,270     41,354   2,313       75,317   2,201       71,670   4,449      144,870
Equifax Inc                        161      6,078     900     33,975   2,399       90,562   2,106       79,502   4,966      187,466
Federal Home Loan Mortgage Corp    703     41,389   4,344    255,753  10,817      636,851   9,733      573,029  22,576    1,329,161
Federal National Mortgage Assoc  1,121     78,470   7,954    556,779  18,681    1,307,670  17,273    1,209,109  35,481    2,483,669
Fifth Third Bancorp                349     23,056   1,768    116,799   4,242      280,237   3,834      253,283   8,710      575,403
Finova Group Inc                   300     15,244     616     31,301     964       48,983   1,339       68,038   2,826      143,595
First American Corp                600     24,338   1,304     52,894   2,133       86,520   1,981       80,354   5,790      234,856
First Security Corp              1,041     19,324   1,820     33,784   2,898       53,799   2,704       50,193   9,352      173,591
First Tennessee National Corp      716     27,253   1,578     60,063   2,502       95,232   2,411       91,769   6,942      264,229
First Union Corp                 1,011     53,899   7,443    396,806  17,453      930,463  16,213      864,352  33,232    1,771,680
First Virginia Banks Inc           338     16,118     590     28,136     952       45,398   1,376       65,618   2,841      135,479
Firstar Corp                     1,208    101,169   2,376    198,990   3,899      326,541   3,727      312,135   8,518      713,382
Firstmerit Corp                    300      7,331     804     19,648   1,853       45,283   1,696       41,446   3,533       86,337
Firstplus Financial Group          200        275     440        605     788        1,084     714          982   1,590        2,186
Fleet Financial Group Inc          602     25,848   4,312    185,147  10,271      441,011   9,500      407,905  19,398      832,901
Franklin Resources Inc             328     10,435   1,650     52,491   3,163      100,623   3,609      114,811   6,620      210,598

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                          LifePath 2000     LifePath 2010     LifePath 2020     LifePath 2030      LifePath 2040
                                         ----------------  ----------------  ----------------  ----------------  ------------------
                                         Shares   Value    Shares   Value    Shares   Value    Shares   Value    Shares    Value

COMMON STOCKS (Continued)

GATX Corp                                   346   $11,959     651  $ 22,500   1,231  $ 42,546   1,191  $ 41,164   2,579  $   89,136
Golden State Bancorp                        200     3,563     528     9,405   1,052    18,739   1,071    19,077   2,208      39,330
Golden West Financial                        54     5,073     470    44,151   1,077   101,171     987    92,716   1,961     184,210
Greenpoint Financial Corp                   500    15,344     980    30,074   1,502    46,093   1,429    43,852   4,593     140,947
GTECH Holdings Corp                         200     4,525     440     9,955     877    19,842     804    18,191   1,766      39,956
Hibernia Corp Class A                       900    14,569   1,772    28,684   2,905    47,025   3,928    63,585   7,949     128,673
Highwood Properties Inc                     300     7,181     892    21,352   1,590    38,061   1,518    36,337   3,091      73,990
Household International Inc                 549    22,303   3,761   152,791   8,863   360,059   8,192   332,799  16,921     687,415
Huntington Bancshares Inc                   199     6,318   1,649    52,356   3,773   119,793   3,440   109,220   7,043     223,614
INMC Mortgage Holdings Inc REIT             200     2,125     892     9,478   1,678    17,829   1,518    16,129   3,091      32,842
John Nuveen & Co Inc Class A                  0        --      88     3,476       0        --       0        --       0          --
Keycorp                                     454    14,642   3,353   108,134   7,934   255,871   7,317   235,972  15,109     487,264
Keystone Financial Inc                      300    10,838     704    25,432   1,315    47,504   1,250    45,156   2,650      95,730
Legg Mason Inc                              400    11,325     704    19,932   1,227    34,739   1,250    35,391   2,561      72,507
Lehman Brothers Holdings                    180     9,540     950    50,350   2,155   114,215   1,985   105,205   4,025     213,324
M & T Bank Corp                               0        --      88    41,866      88    41,866      89    42,342     265     126,073
MBNA Corp                                   606    14,696   5,040   122,220  12,243   296,881  10,922   264,858  25,297     613,439
Medaphis Corp                               800     2,600     792     2,574     964     3,133   1,071     3,481   1,767       5,743
Mellon Bank Corp                            247    16,703   2,013   136,129   4,726   319,596   4,352   294,303   8,891     601,253
Mercantile Bancorp                          134     6,114   1,095    49,959   2,703   123,324   2,576   117,530   5,280     240,899
Mercantile Bankshares                       454    16,543     823    29,988   1,870    68,138   1,752    63,839   3,639     132,595
Merrill Lynch & Co Inc                      340    26,095   2,684   205,997   6,278   481,836   5,809   445,840  11,942     916,548
Metris Companies Inc                        160     6,880     112     4,816     227     9,605     145     6,235     139       5,881
MGIC Investment Corp                         95     3,236     934    31,814   2,051    69,862   1,893    64,480   3,809     129,743
Morgan (J P) & Co Inc                       216    24,071   1,359   151,444   3,162   352,365   3,005   334,869   6,082     677,762
Morgan Stanley Dean Witter                  654    59,187   4,466   404,172  10,591   958,486   9,808   887,623  19,972   1,807,465
National Australia Bank Ltd ADR           1,103    91,410   4,031   334,069   8,102   671,453   7,797   646,175  15,645   1,296,578
 (Australia)
National City Corp                          376    26,273   2,211   154,494   5,264   367,822   4,776   333,722  10,759     751,784
National Commerce Bancorp                   400     8,300   1,244    25,813   2,291    47,538   2,143    44,467   4,416      91,631
Northern Trust Corp                         124    11,083     870    77,756   2,016   180,180   1,861   166,326   3,750     335,155
Northfork Bancorp                           800    17,600   1,596    35,112   2,554    56,188   3,393    74,646   7,022     154,483
Oakwood Homes Corp                          200     3,225     616     9,933   1,139    18,366   1,071    17,270   2,208      35,604
Ocwen Financial Corp                          0        --     364     2,912     626     5,008     536     4,288     972       7,776
Old Kent Financial Corp                     522    22,903   1,319    57,871   2,035    89,286   1,946    85,381   5,314     233,151
Old National Bancorp                        362    16,788     213     9,878     426    19,756     325    15,072     751      34,828
Pacific Century Financial Corp              648    14,216     998    21,894   1,602    35,144   1,387    30,427   4,125      90,491
Paine Webber Group Inc                      600    22,425   1,332    49,784   2,072    77,441   1,875    70,078   5,520     206,309
Peoples Bank Bridgeport                     100     2,794     352     9,856     701    19,628     625    17,500   1,325      37,100
Peoples Heritage Financial Group Inc          0        --   1,244    21,148     100     1,700       0        --      88       1,496
PNC Bank Corp                               329    17,129   2,345   122,087   5,467   284,626   5,006   260,624  10,340     538,325
Price (T Rowe) & Associates                 500    15,406   1,244    38,331   1,941    59,807   2,411    74,289   5,034     155,109
Provident Financial Group                   100     3,881     264    10,296     526    20,514     446    17,394     972      37,908
Regions Financial Corp                      170     6,460   1,587    60,306   3,810   144,780   3,715   141,169   7,373     280,173

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                   LifePath 2000       LifePath 2010       LifePath 2020       LifePath 2030       LifePath 2040
                                 ------------------ ------------------- ------------------- ------------------- ------------------
                                 Shares   Value     Shares    Value     Shares    Value     Shares    Value     Shares     Value

COMMON STOCKS (Continued)

Republic New York Corp               94 $    4,259     832 $    37,700   1,950 $    88,359   1,794 $    81,291   3,613  $   163,713
Ryder System Inc                    129      3,483     562      15,174   1,342      36,234   1,293      34,911   2,535       68,444
Sabre Group Holding Inc               0         --     176       6,908     351      13,777     268      10,519     442       17,349
Schwab (Charles) Corp               247     18,417   2,745     204,674   6,480     483,165   5,727     427,019  13,368      996,751
SLM Holding Corp                    135      5,788   1,025      43,947   2,670     114,476   2,320      99,470   5,530      237,098
Sovereign Bancorp Inc               800      9,800   1,948      23,863   3,519      43,108   3,393      41,564   6,978       85,480
Spieker Properties Inc              300     10,725     704      25,168   1,315      47,011   1,339      47,869   2,738       97,883
State Street Boston Corp            205     15,721   1,047      80,292   2,567     196,857   2,330     178,681   5,301      406,519
Summit Bancorp                      184      7,107   1,330      51,371   3,147     121,553   2,946     113,789   5,952      229,895
SunTrust Banks Inc                  748     50,817   2,868     194,845   5,719     388,535   5,447     370,055  11,362      771,905
Synovus Financial Corp              197      4,691   1,800      42,863   4,456     106,109   3,762      89,583   9,053      215,574
TCF Financial Corp                  500     12,031   1,156      27,816   2,116      50,916   2,411      58,015   4,858      116,895
The Fund American Companies           0         --       0          --       0          --       0          --     100       13,150
Trustmark Corp                      300      6,356     716      15,170   1,765      37,396   1,696      35,934   3,445       72,990
U.S. Bancorp                        681     22,005   4,698     151,804  11,649     376,408  10,470     338,311  24,228      782,866
Union Planters Corp                 173      7,817   1,032      46,634   2,298     103,841   2,171      98,109   7,397      334,251
UnionBanCal Corp                    300      9,431     264       8,300     789      24,804     804      25,276   1,590       49,986
United Asset Management Corp        400      9,075     980      22,234   1,765      40,043   1,696      38,478   3,445       78,157
Valley National Bancorp             300      7,688     704      18,040   1,402      35,926   1,339      34,312   2,738       70,160
Wachovia Corp                       282     23,988   1,604     136,440   3,675     312,605   3,518     299,249   7,093      603,347
Waddell & Reed Financial Class A      9        170      68       1,284     138       2,605     122       2,303     258        4,870
Waddell & Reed Financial Class B     39        724     273       5,068     608      11,286     572      10,618   1,112       20,642
Washington Federal Inc              343      7,722     926      20,837   1,573      35,390   1,469      33,041   3,048       68,581
Washington Mutual Inc               604     24,160   4,553     182,120  10,758     430,320   9,862     394,479  20,344      813,759
Wells Fargo & Co                  2,337     85,884  12,988     477,308  29,375   1,079,531  26,958     990,706  56,111    2,062,078
Wesco Financial Corp                  0         --       0          --       0          --       0          --      88       30,487
Westamerica Bancorp                 200      6,700     616      20,636   1,052      35,242   1,071      35,879   2,208       73,967
Westpac Banking Corp ADR          1,636     54,602   5,958     198,848  11,939     398,464  11,613     387,583  23,232      775,367
   (Australia)
Wilmington Trust Corp               192     10,884     449      25,453     919      52,096     896      50,792   1,833      103,907
Zions Bancorp                       400     25,600     880      56,320   1,502      96,128   1,339      85,696   3,621      231,743
                                        ----------         -----------         -----------         -----------          -----------

      TOTAL BANK & FINANCE
         - VALUE                        $2,650,045         $12,776,342         $28,013,583         $26,319,587          $55,684,169
         - COST                         $1,952,112         $ 8,564,180         $17,839,628         $16,711,537          $41,226,588

BASIC INDUSTRIES
Percent of Net Assets                         0.26%               0.57%               0.86%               1.06%               1.26%
Alcoa Inc                           488 $   19,764   2,890 $   117,045   6,702 $   271,431   6,516 $   263,897  13,384  $   542,051
ASARCO Inc                           25        353     307       4,336     800      11,300     636       8,984   1,410       19,916
Avery-Dennison Corp                  70      3,758     816      43,809   1,832      98,356   1,674      89,873   4,008      215,179
Baker Hughes Inc                    299      5,382   2,430      43,740   5,788     104,184   5,346      96,228  15,401      277,217
Bemis Co                             42      1,431     428      14,579     960      32,700     882      30,043   1,789       60,937
Boise Cascade Corp                   59      1,833     473      14,693   1,022      31,746     986      30,628   1,883       58,490
Boise Cascade Office Products         0         --      88       1,056     701       8,412     179       2,148     353        4,236
Bowater Inc                         295     12,427     713      30,035   1,360      57,290   1,346      56,700   2,804      118,118

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                               LifePath 2000       LifePath 2010        LifePath 2020        LifePath 2030        LifePath 2040
                             -----------------  -------------------  -------------------  -------------------  -------------------
                             Shares    Value    Shares     Value     Shares     Value     Shares     Value     Shares     Value

COMMON STOCKS (Continued)

Broken Hill Propriety Co Ltd
 ADR (Australia)                720   $ 10,845   2,578   $   38,831   5,201   $   78,340   5,012   $   75,493  10,187   $  153,441
Champion International Corp     122      4,514     761       28,157   1,702       62,974   1,628       60,236   3,214      118,917
Chesapeake Corp                 256      8,064     176        5,544     316        9,954     237        7,466     574       18,081
Consolidated Papers Inc         372      8,277     857       19,068   1,538       34,220   1,411       31,395   2,862       63,679
Crown Vantage Inc                21         37      42           74      91          159      72          126     117          205
Cyprus Amax Minerals             70        788     755        8,494   1,676       18,855   1,580       17,775   3,129       35,201
Deltic Timber Corp              140      3,343     145        3,462     269        6,422     178        4,250     295        7,043
Dover Corp                      185      6,290   1,553       52,802   3,672      124,848   3,148      107,032   7,544      256,495
Fort James Corp                 151      4,511   1,451       43,349   3,594      107,371   3,149       94,076   7,203      215,189
Georgia-Pacific Corp            127      9,303     748       54,791   1,654      121,156   1,531      112,146   3,092      226,488
Glatfelter (P H) Co             486      5,194     246        2,629     674        7,203     437        4,670     680        7,268
Harnischfeger Industries Inc     50        384     385        2,960     833        6,404     804        6,181   1,480       11,378
Homestake Mining Co             152      1,397   1,652       15,178   3,856       35,427   3,526       32,395   7,031       64,596
Ikon Office Solutions Inc       124      1,752     923       13,037   2,571       36,315   2,255       31,852   4,411       62,304
Inco Ltd                        166      2,096   1,159       14,632   2,905       36,676   2,785       35,161   5,363       67,707
Longview Fibre Co               554      6,267     475        5,373     780        8,824     513        5,803   1,175       13,292
Louisiana-Pacific Corp           63      1,158     892       16,391   1,931       35,482   1,864       34,251   3,631       66,719
LTB Corp                        900      4,950   1,408        7,744   2,630       14,465   2,411       13,261   5,653       31,092
Mail-Well Inc                     0         --     100        1,413     100        1,413       0           --      88        1,243
Mark IV Industries Inc          247      3,720     556        8,375   1,026       15,454     948       14,279   2,098       31,601
Mead Corp                       102      3,105     835       25,415   1,876       57,101   1,730       52,657   3,422      104,156
Minnesota Mining &
 Manufacturing Co               505     37,402   2,655      196,636   6,337      469,334   5,799      429,487  13,036      965,478
Mitsubishi Corp ADR (Japan)   3,294     35,536  18,425      198,769  42,918      462,999  42,450      457,950  84,290      909,320
NACCO Industries Inc Class A     18      1,584      48        4,224     147       12,936     149       13,112     279       24,552
Newmont Mining Corp             187      3,217   1,421       24,512   3,013       51,966   2,833       48,869   6,306      108,778
Potlatch Corp                     2         69     230        7,978     530       18,384     522       18,107     895       31,045
Rayonier Inc                    156      6,386     396       16,211     756       30,949     737       30,171   1,518       62,142
Sealed Air Corp                 177      8,983     605       30,704   1,432       72,674   1,249       63,387   2,918      148,088
Smith International Inc         214      5,203     616       14,977   1,137       27,643   1,095       26,622   2,296       55,821
St Joe Paper Corp               300      6,469     352        7,590     701       15,115     714       15,396   1,502       32,387
U.S. Industries Inc             527      8,564   1,446       23,498   2,539       41,259   2,436       39,585   4,979       80,908
Union Camp Corp                  65      4,347     519       34,708   1,249       83,527   1,146       76,639   2,276      152,207
Unisource Worldwide Inc          94        658     585        4,095   1,029        7,203     975        6,825   2,362       16,534
Varco International Inc         584      4,526     440        3,410     919        7,122     846        6,557   1,678       13,005
Varian Associates Inc           177      5,664     431       13,792     820       26,240     795       25,440   1,559       49,888
Watts Industries Inc Class A    308      4,293       0           --     407        5,673     298        4,153       0           --
Wausau-Mosinee Paper Corp       392      6,223     278        4,413     501        7,953     363        5,763     328        5,207
Westvaco Corp                    56      1,253     852       19,064   1,968       44,034   1,747       39,089   3,384       75,716
Weyerhauser Co                  269     14,997   1,609       89,702   3,779      210,679   3,366      187,654   6,657      371,127
Whitman Corp                    464      8,816   1,224       23,256   2,687       51,053   2,584       49,096   5,357      101,782
Willamette Industries Inc       109      3,972     870       31,701   2,022       73,677   1,843       67,154   3,696      134,672
                                      --------           ----------           ----------           ----------           ----------

      TOTAL BASIC INDUSTRIES
         - VALUE                      $299,105           $1,386,252           $3,154,902           $2,930,062           $6,190,896
         - COST                       $347,849           $1,604,193           $3,582,192           $3,381,989           $7,374,966

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                               LifePath 2000       LifePath 2010        LifePath 2020        LifePath 2030         LifePath 2040
                             -----------------  -------------------  -------------------  -------------------  ---------------------

                             Shares   Value     Shares    Value      Shares    Value      Shares    Value      Shares      Value

COMMON STOCKS (Continued)

BEVERAGES
Percent of Net Assets                    0.76%                1.65%                2.47%                3.09%                  3.69%

Anheuser-Busch Inc              522  $ 40,031    3,100  $  237,731    7,688  $  589,573    6,941  $  532,287   15,972   $ 1,224,852
Cadbury Schweppes PLC ADR
 (UK)                         1,417    88,384    5,062     315,742   10,011     624,436    9,878     616,139   19,634     1,224,670
Coca-Cola Co                  2,417   154,536   16,234   1,037,960   39,432   2,521,184   35,482   2,268,629   81,805     5,230,406
Coca-Cola Enterprises Co      1,036    32,116    2,655      82,305    6,219     192,789    5,699     176,668   13,050       404,549
Coors (Adolph) Co Class B        59     3,514      318      18,941      633      37,703      651      38,775    1,199        71,414
Diageo PLC ADR (UK)           3,787   171,361   13,795     624,223   27,602   1,248,990   26,926   1,218,401   53,728     2,431,191
Hanson PLC ADR (UK)           2,399    97,458    8,556     347,588   17,127     695,784   16,792     682,169   33,366     1,355,493
Kirin Brewery Co ADR (Japan)  1,597   184,253    6,282     724,785   14,466   1,669,015   14,380   1,659,092   28,452     3,282,649
Louis Vuitton Moet
 Hennessey ADR (France)         947    40,248    3,521     149,643    7,032     298,860    7,033     298,902   13,627       579,147
Pepsico Inc                   1,487    55,948    9,712     365,414   23,509     884,526   21,085     793,322   48,714     1,832,863
Seagrams Co Ltd                 344    15,953    2,690     124,749    6,201     287,571    5,770     267,583   11,899       551,815
                                     --------           ----------           ----------           ----------            -----------

      TOTAL BEVERAGES
         - VALUE                     $883,802           $4,029,081           $9,050,431           $8,551,967            $18,189,049
         - COST                      $686,279           $3,016,007           $6,722,275           $6,390,310            $14,514,139

BIOTECHNOLOGY
Percent of Net Assets                    0.06%                0.09%                0.08%                0.09%                  0.13%

Agouron Pharmaceuticals Inc       0  $     --      264  $   15,065      438  $   24,993      446  $   25,450      972   $    55,464
Beckman Coulter Inc             194     9,373      396      19,132      745      35,993      719      34,737    1,484        71,695
Biogen Inc                      418    40,180      757      72,767    1,211     116,407    1,180     113,427    3,436       330,285
Chiron Corp                     396     8,341    1,237      26,054    2,225      46,864    2,143      45,137    4,374        92,126
Genzyme Corp--General
 Division                       326    14,670      898      40,410      831      37,395      664      29,880    1,501        67,544
Genzyme Corp--Tissue Repair      44       116       10          26       62         163       46         121       48           126
Genzyme Corp Molecular
 Oncology                        35       131       96         366       79         301       71         271      152           580
Medimmune Inc                     0        --      528      29,040        0          --        0          --        0            --
Quest Diagnostics Inc            46       983      211       4,510      451       9,640      347       7,417      729        15,582
                                     --------           ----------           ----------           ----------            -----------

TOTAL BIOTECHNOLOGY
         - VALUE                     $ 73,794           $  207,370           $  271,756           $  256,440            $   633,402
         - COST                      $ 36,433           $  135,571           $  187,219           $  165,498            $   398,628

BROADCASTING
Percent of Net Assets                    0.23%                0.54%                0.79%                0.97%                  1.10%

American Tower Corp               0  $     --    1,156  $   30,995    2,028  $   54,376    1,875  $   50,273       88   $     2,360
British Sky Broadcasting
 ADR (UK)                       747    41,318    2,685     148,514    5,277     291,884    5,158     285,301   10,213       564,906
Cablevision Systems Corp          0        --      880      57,200    1,590     103,350    1,786     116,090       88         5,720
Chancellor Media Corp
 Class A                        600    26,250    1,420      62,125    2,204      96,425    2,054      89,863    6,006       262,762
Clear Channel Communications
 Inc                            228    13,680    1,934     116,040    4,476     268,560    4,168     250,079    8,528       511,679
Fox Entertainment Group Inc       0        --      100       2,600      100       2,600        0          --      177         4,602
Hearst-Argyle Television        300     7,913      704      18,568    1,227      32,362    1,250      32,969    2,473        65,224
Heftel Broadcasting Corp        100     4,100      352      14,520      614      25,328      625      25,781    1,237        51,026
Infinity Broadasting Corp         0        --      100       2,375      100       2,375        0          --        0            --
Jacor Communications Inc        100     6,975      176      12,276      263      18,344      268      18,693      618        43,106

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                              LifePath 2000       LifePath 2010         LifePath 2020         LifePath 2030        LifePath 2040
                            ------------------ -------------------  --------------------  --------------------  ------------------
                            Shares    Value    Shares    Value      Shares     Value      Shares     Value      Shares     Value

COMMON STOCKS (Continued)

Kingworld Productions           94   $  2,485     555  $   14,673    1,373   $   36,299    1,258   $   33,258    2,404   $   63,555
MediaOne Group Inc             680     37,060   4,685     255,333   10,984      598,628   10,182      554,918   20,835    1,135,507
TCA Cable TV Inc               532     23,475     616      27,181      650       28,681      493       21,754       88        3,883
TCI Satellite Entertainment
 Class A                       107         87     477         388    1,008          819      788          640    1,649        1,340
Tele-Communications Inc
 Class A                       536     33,668   3,531     221,791    8,554      537,298    7,719      484,849   17,702    1,111,906
Tribune Co                     121      8,024     922      61,140    2,254      149,468    2,080      137,929    4,124      273,472
Univision Communications
 Inc                           100      4,075     264      10,758      438       17,849      446       18,175      883       35,982
USA Networks Inc               622     24,725     729      28,978    1,139       45,275    1,111       44,162    5,045      200,538
Viacom Inc Class B             387     34,201   2,705     239,054    6,427      567,986    5,944      525,300   12,300    1,087,012
                                     --------          ----------            ----------            ----------            ----------

      TOTAL BROADCASTING
         - VALUE                     $268,036          $1,324,509            $2,877,907            $2,690,034            $5,424,580
         - COST                      $153,343          $  761,042            $1,584,785            $1,463,061            $2,986,028

BUILDING MATERIALS &
SERVICES
Percent of Net Assets                    0.17%               0.23%                 0.31%                 0.39%                 0.52%

AMBAC Inc                      400   $ 22,400     616  $   34,496    1,052   $   58,912    1,071   $   59,976    3,180   $  178,079
American Standard Co Inc       200      6,713     716      24,031    1,327       44,537    1,161       38,966    2,473       82,999
Cooper Industries Inc          123      5,381     934      40,863    2,093       91,569    1,930       84,437    4,047      177,055
Corning Inc                    185      9,898   1,438      76,933    3,658      195,703    3,313      177,245    7,756      414,945
Cytec Industries Inc           200      5,363     440      11,798      877       23,515      804       21,557    1,766       47,351
Dal Tile International Inc       0         --       0          --        0           --        0           --      177        1,626
Danaher Corp                   500     24,125     677      32,665    1,263       60,940    1,265       61,036    4,381      211,382
Diebold Inc                    366     10,683   1,011      29,509    1,335       38,965    1,778       51,895    3,582      104,549
Fastenal Co                    200      7,600     352      13,376      701       26,638      714       27,132    1,413       53,693
Georgia-Pacific (Timber
 Group)                        437      8,904   1,326      27,017    2,457       50,061    1,639       33,395    4,678       95,313
Kennametal Inc                 300      6,244     264       5,495      360        7,493      268        5,578      530       11,031
Lafarge Corp                   300      9,563     440      14,025      789       25,149      714       22,759    1,590       50,681
Lawson Products Inc              0         --       0          --      173        3,644        0           --        0           --
Martin Marietta Inc            100      5,131      88       4,516      175        8,980      179        9,185      442       22,680
Owens Corning Fiberglass
 Corp                           18        573     391      12,439      912       29,013      751       23,891    2,005       63,783
Owens Illinois Inc             136      3,256   1,148      27,480    2,741       65,613    2,531       60,586    5,180      123,995
PPG Industries Inc             185      9,632   1,339      69,712    3,138      163,372    2,971      154,677    6,061      315,550
Snap-On Inc                     38      1,074     447      12,628    1,041       29,408      982       27,742    1,973       55,736
Southdown Inc                  275     12,977     440      20,763      660       31,144      962       45,394    2,031       95,837
Stanley Works                   92      2,237     631      15,341    1,444       35,107    1,292       31,412    3,065       74,517
USG Corp                       200     10,025     440      22,055      877       43,960      804       40,301    1,766       88,520
Valspar Corp                   200      6,500     528      17,160      964       31,330      982       31,915    2,031       66,007
Vulcan Materials Co            200     26,950     352      47,432      526       70,879      536       72,226    1,590      214,252
                                     --------          ----------            ----------            ----------            ----------

      TOTAL BUILDING
      MATERIALS & SERVICES
         - VALUE                     $195,229          $  559,734            $1,135,932            $1,081,305            $2,549,581
         - COST                      $135,815          $  521,785            $1,067,342            $1,027,932            $2,514,270

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                             LifePath 2000       LifePath 2010        LifePath 2020         LifePath 2030         LifePath 2040
                           ------------------  ------------------  --------------------  --------------------  --------------------
                           Shares    Value     Shares    Value     Shares     Value      Shares     Value      Shares     Value

COMMON STOCKS (Continued)

BUSINESS SERVICES
Percent of Net Assets                   0.16%               0.28%                 0.38%                 0.47%                 0.56%
APAC Teleservices Inc         100   $    306      176   $    539      351   $    1,075      357   $    1,093      530   $    1,623
Apollo Group Inc              200      6,013      572     17,196      964       28,980    1,027       30,874    2,031       61,056
Cendant Corp                  952     15,768    6,572    108,849   15,512      256,918   14,382      238,201   29,398      486,903
Concord EFS Inc               350     11,178    1,244     39,730    2,248       71,796    2,098       67,005    4,416      141,035
Convergys Corp                  0         --      100      1,731      100        1,731        0           --        0           --
Delta & Pine Land Co            0         --      440     14,245        0           --        0           --       88        2,849
Dun & Bradstreet Corp          75      2,569    1,060     36,305    2,656       90,968    2,363       80,933    5,641      193,203
Ecolab Inc                     84      3,350      746     29,747    2,088       83,259    1,883       75,085    4,538      180,952
Fulton Financial Corp           0         --      716     15,842      100        2,213        0           --       88        1,947
IT Group Inc                    0         --        0         --      120        1,575        0           --        0           --
Kelly Services Inc Class A    106      2,703      194      4,947      341        8,696      374        9,537      782       19,941
Manpower Inc                  300      7,181    1,156     27,672    2,116       50,652    1,964       47,013    4,063       97,257
Modis Professional
 Services                     500      6,844    1,420     19,436    2,554       34,958    2,500       34,219    4,946       67,697
Neilsen Media Research         60      1,178      391      7,673      897       17,610      793       15,569    1,872       36,738
Nielson (A C) Corp             73      1,898      399     10,374      805       20,930      631       16,406    1,440       37,440
Ogden Corp                    301      7,356      638     15,591    1,213       29,643    1,166       28,494    2,424       59,236
Olsten Corp                   291      1,801      462      2,859      979        6,058      882        5,457    1,957       12,109
Paychex Inc                   632     26,781    1,015     43,011    2,626      111,277    2,280       96,615    5,498      232,977
Paymentech Inc                  0         --       88      1,683        0           --      179        3,423      353        6,751
Quintiles Transnational
 Corp                         300     12,938      704     30,360    1,315       56,709    1,339       57,744    2,738      118,075
Reuters Group PLC ADR (UK)    684     56,772    2,513    208,579    5,104      423,632    4,956      411,347    9,781      811,822
Robert Half International
 Inc                          300     10,800    1,024     36,864    1,853       66,708    1,741       62,676    3,621      130,355
Rollins Inc                   388      6,232      185      2,972      565        9,075      357        5,734      596        9,573
Security Dynamics
 Technology Inc               200      3,700      528      9,768      964       17,834      893       16,521    1,855       34,318
Teletech Holdings Inc           0         --       88        616        0           --        0           --      265        1,855
                                    --------            --------            ----------            ----------            ----------

      TOTAL BUSINESS
      SERVICES
         - VALUE                    $185,368            $686,589            $1,392,297            $1,303,946            $2,745,712
         - COST                     $177,775            $675,055            $1,313,634            $1,364,068            $2,915,296

CHEMICALS
Percent of Net Assets                   0.48%               0.93%                 1.37%                 1.68%                 1.99%
Air Products & Chemicals
 Inc                          180   $  5,783    1,751   $ 56,251    4,150   $  133,319    3,782   $  121,497    7,831   $  251,570
Airgas Inc                    400      3,600      704      6,336    1,402       12,618    1,250       11,250    2,826       25,434
Albemarle Corp                313      7,395      229      5,410      536       12,663      386        9,119      871       20,577
Arch Chemicals Inc            135      2,565      334      6,346      604       11,476      606       11,514    1,219       23,161
Autoliv Inc                   544     20,672    1,243     47,234    2,001       76,038    1,815       68,970    5,397      205,085
Cabot Corp                    310      7,808      927     23,349    1,916       48,259    1,814       45,690    3,701       93,218
ChemFirst Inc                  35        665       74      1,406      275        5,225      200        3,800      307        5,833
Clorox Co                     233     27,567      805     95,242    1,942      229,763    1,736      205,390    3,866      457,395
Crompton & Knowles Corp       350      6,475    1,103     20,406    1,928       35,668    1,848       34,188    3,736       69,115
Dow Chemical Co               301     29,611    1,744    171,566    4,081      401,468    3,703      364,282    7,682      755,716
Du Pont (E I) De Nemours    1,400     71,838    7,508    385,254   17,871      917,006   16,153      828,850   36,475    1,871,622
Eastman Chemical Co           114      5,379      611     28,832    1,485       70,073    1,365       64,411    2,670      125,990

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                              LifePath 2000       LifePath 2010        LifePath 2020        LifePath 2030        LifePath 2040
                            -----------------  -------------------  -------------------  -------------------  -------------------
                            Shares    Value    Shares     Value     Shares     Value     Shares     Value     Shares     Value

COMMON STOCKS (Continued)

Ethyl Corp                   1,031   $  5,026     889   $    4,334   1,778   $    8,668   1,168   $    5,694   2,235   $   10,896
Ferro Corp                     457      9,768     330        7,054     573       12,248     443        9,469   1,079       23,064
FMC Corp                         2        102     223       11,415     618       31,634     576       29,484   1,133       57,994
Fuller (H B) Co                  0         --       0           --     197        8,348       0           --       0           --
Geon Co                          0         --       0           --       0           --       0           --     265        6,045
Georgia Gulf Corp              237      3,585     317        4,795     653        9,877     415        6,277     565        8,546
Goodrich (B F) Co               82      2,798     591       20,168   1,393       47,536   1,201       40,984   2,433       83,025
Grace (W R) Co                  42        564     601        8,076   1,316       17,684   1,126       15,131   2,478       33,298
Great Lakes Chemical Corp       67      2,609     418       16,276   1,080       42,053   1,040       40,495   1,977       76,978
Hanna (M A) Co                 280      3,080     572        6,292   1,111       12,221   1,161       12,771   2,351       25,861
Hercules Inc                    82      2,270     738       20,433   1,691       46,820   1,551       42,943   3,133       86,744
IMC Global Inc                 536     10,687   1,443       28,770   2,594       51,718   2,494       49,724   5,132      102,318
Imperial Chemical
 Industries PLC ADR (UK)     1,149     40,359   4,141      145,453   8,233      289,184   8,073      283,563  16,147      567,162
International Flavor &
 Fragrances                    156      6,425     703       28,955   1,764       72,655   1,498       61,699   3,504      144,320
Johns Manville Corp            100      1,756     440        7,728     789       13,857     804       14,120   1,678       29,470
Lawter International Inc         0         --       0           --     593        4,225       0           --       0           --
Lubrizol Corp                  329      6,272     857       16,337   1,517       28,918   1,466       27,946   3,003       57,244
Lyondell Petrochemical          76      1,017     698        9,336   1,167       15,609     975       13,041   2,160       28,890
Millennium Chemicals Inc       410      7,406   1,099       19,851   2,039       36,829   1,916       34,608   3,927       70,930
Mississippi Chemical Corp       11        113      24          246      92          943      66          676     103        1,056
Monsanto Co                    720     32,805   4,041      184,118   9,729      443,278   8,714      397,031  19,770      900,770
Montedison Spa ADR (Italy)   4,884     48,230  17,507      172,882  34,799      343,640  34,122      336,954  67,810      669,623
Morton International Inc       128      4,624   1,017       36,739   2,426       87,639   2,219       80,161   4,244      153,314
Nalco Chemical Co               64      1,800     509       14,316   1,168       32,850   1,147       32,259   2,169       61,002
Octel Corp                      19        255     118        1,586     263        3,534     233        3,131     422        5,671
OEA Inc                          0         --       0           --     270        3,004     199        2,214       0           --
Olin Corp                      270      3,426     669        8,488   1,208       15,327   1,212       15,377   2,438       30,932
Praxair Inc                    198      6,918   1,171       40,912   2,840       99,223   2,672       93,353   5,470      191,107
Premark International Inc      461     14,723     533       17,023   1,431       45,703   1,425       45,511   2,959       94,502
Rhone Poulenc Rorer Class A  2,214    101,843   8,155      375,130  16,306      750,076  15,942      733,331  31,745    1,460,269
Rohm & Haas Co                 143      4,469   1,375       42,969   3,165       98,906   2,974       92,937   6,046      188,937
RPM Inc                        372      5,138   1,383       19,103   2,552       35,250   2,417       33,385   5,021       69,352
Rubbermaid Inc                 142      4,695   1,119       36,997   2,656       87,814   2,500       82,656   5,086      168,155
Schulman (A) Inc               403      6,650     369        6,089     601        9,917     550        9,075   1,047       17,276
Sigma-Aldrich Corp             118      3,112     758       19,992   1,814       47,844   1,709       45,075   3,279       86,483
Solutia Inc                    643     11,453   1,372       24,439   2,201       39,205   2,875       51,211   6,040      107,587
Terra Industries Inc           500      2,469     352        1,738     614        3,032     446        2,202     972        4,799
Union Carbide Corp             125      5,500   1,016       44,704   2,409      105,996   2,259       99,396   4,594      202,135
USEC Inc                       500      7,094   1,508       21,395   2,642       37,483   2,589       36,731   5,299       75,179
Valhi Inc                        0         --     100        1,150       0           --       0           --     265        3,048
Wellman Inc                    363      3,380     246        2,291     434        4,042     326        3,036     746        6,947
                                     --------           ----------           ----------           ----------           ----------

      TOTAL CHEMICALS
         - VALUE                     $561,779           $2,275,212           $4,998,366           $4,652,612           $9,815,645
         - COST                      $559,589           $2,154,948           $4,648,036           $4,317,146           $9,760,910

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                LifePath 2000      LifePath 2010       LifePath 2020        LifePath 2030        LifePath 2040
                              -----------------  -----------------  -------------------  -------------------  -------------------
                              Shares    Value    Shares    Value    Shares     Value     Shares     Value     Shares     Value

COMMON STOCKS (Continued)

COMMERCIAL SERVICES
Percent of Net Assets                     0.03%              0.03%                0.04%                0.05%                0.06%
ServiceMaster Co               1,000  $ 18,688    2,688  $ 50,232    5,045  $   94,278    4,728  $   88,355    9,790  $  182,950
Stewart Enterprises Inc
 Class A                         400     6,000      892    13,380    1,415      21,225    1,250      18,750    4,593      68,894
Valassis Communications Inc      100     4,800      264    12,672      526      25,248      536      25,728    1,148      55,103
                                      --------           --------           ----------           ----------           ----------

      TOTAL COMMERCIAL
      SERVICES
         - VALUE                      $ 29,488           $ 76,284           $  140,751           $  132,833           $  306,947
         - COST                       $ 32,731           $ 87,918           $  163,477           $  154,748           $  355,063

COMPUTER SOFTWARE
Percent of Net Assets                     1.50%              2.83%                4.07%                4.99%                6.18%
3Com Corp                        390  $ 12,261    2,775  $ 87,239    6,517  $  204,878    5,988  $  188,247   12,261  $  385,454
Adobe Systems Inc                112     4,508      538    21,655    1,203      48,421    1,142      45,966    2,274      91,528
Altera Corp                      420    20,423    1,262    61,365    1,885      91,658    2,229     108,385    4,575     222,458
America Online Inc             4,800   426,899   10,520   935,622   17,426   1,549,825   16,676   1,483,121   37,150   3,304,027
American Management Systems
 Inc                               0        --        0        --        0          --        0          --       88       2,937
Anixter International Inc        500     6,281      440     5,528      438       5,502      625       7,852    1,060      13,316
At Home Corp Series A            100    10,625      264    28,017      526      55,822      536      56,883    1,148     121,831
Autodesk Inc                      76     3,050      296    11,877      761      30,535      659      26,442    1,667      66,887
Automatic Data Processing        558    22,181    4,016   159,636    9,618     382,315    8,703     345,943   20,106     799,213
BEA Systems Inc                    0        --       88     1,507      263       4,504      179       3,065      353       6,045
BMC Software Inc               1,049    42,878    1,365    55,794    3,299     134,847    2,939     120,132    6,890     281,628
Cadence Design Systems Inc     1,164    28,009    2,409    57,967    3,825      92,039    3,652      87,876   10,184     245,052
Cambridge Technology
 Partners                          0        --      352     8,844      614      15,427      625      15,703    1,325      33,291
Ceridian Corp                     96     6,876      502    35,956    1,216      87,096    1,084      77,642    2,478     177,486
Choicepoint Inc                  141     7,332      123     6,396      319      16,588      238      12,376      427      22,204
CIBER Inc                        200     5,025      440    11,055      789      19,824      714      17,939    1,590      39,949
Citrix Systems Inc               200    15,425      396    30,542      745      57,458      937      72,266    2,031     156,640
Computer Associates
 International Inc               524    22,008    3,517   147,714    8,716     366,072    7,778     326,675   17,940     753,479
Computer Sciences Corp           242    16,123    1,027    68,424    2,492     166,030    2,311     153,969    5,212     347,248
Compuware Corp                   900    50,344    1,690    94,534    2,865     160,261    2,758     154,275    6,276     351,063
CSK Corp ADR (Japan)           1,916    54,606    7,720   220,020   17,920     510,720   17,611     501,913   35,252   1,004,681
DST Systems Inc                  200    10,850      352    19,096      789      42,803      714      38,735    1,501      81,428
Electronic Arts Inc              400    15,950      616    24,563    1,402      55,905    1,429      56,981    2,915     116,235
Electronic Data Systems
 Corp                            568    26,412    3,725   173,213    8,826     410,409    8,176     380,183   16,875     784,687
First Data Corp                  453    17,327    3,465   132,536    8,093     309,557    7,409     283,393   15,274     584,230
Fiserv Inc                       425    19,975      876    41,172    1,588      74,636    1,422      66,834    3,923     184,380
Gartner Group Inc Class A        200     4,488      616    13,822    1,140      25,579    1,161      26,050    2,385      53,512
I2 Technologies Inc                0        --      176     4,389      263       6,559      268       6,683      618      15,411
IMS Health Inc                   200     7,100    2,114    75,047    5,155     183,003    4,670     165,784   10,665     378,607
Information Resources Inc          0        --        0        --      353       2,956        0          --        0          --
Informix Corp                  1,390    12,163    1,161    10,159    2,733      23,914    1,909      16,704    4,575      40,031
Intuit Inc                       300    29,681      528    52,239      789      78,062      804      79,546    2,561     253,378
J.D. Edwards & Co                200     3,163      352     5,566      614       9,709      625       9,883    1,413      22,343
Keane Inc                        300     9,281      792    24,503    1,327      41,054    1,696      52,470    3,533     109,301
Legato Systems Inc                 0        --      440    21,670      789      38,858      804      39,597       88       4,334

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                               LifePath 2000       LifePath 2010       LifePath 2020         LifePath 2030         LifePath 2040
                            ------------------- ------------------- --------------------  --------------------  -------------------
                            Shares    Value     Shares    Value     Shares     Value      Shares     Value      Shares     Value

COMMON STOCKS (Continued)

LHS Group Inc                  100  $    4,300     176  $    7,568     351  $    15,093      357  $    15,351      707  $    30,401
Mentor Graphics Corp           600       8,400     616       8,624     747       10,458      893       12,502    1,413       19,782
Microsoft Corp               2,413     362,251  16,472   2,472,858  39,935    5,995,242   35,918    5,392,189   82,716   12,417,739
MobileMedia Corp               300          --     200          --     400           --      300           --      700            1
Momentum Business
 Applications Inc               17         147      31         267      72          621       66          569      148        1,277
National Data Corp             200       9,663     440      21,258     877       42,370      893       43,143    1,766       85,319
NEC Corp ADR (Japan)         1,183      59,002   4,713     235,061  11,010      549,124   10,914      544,335   21,549    1,074,755
Netscape Communications
 Corp                          401      31,052     884      68,455   1,592      123,281    1,625      125,836    3,308      256,162
Network Associates Inc         725      34,075   1,574      73,978   2,467      115,949    2,332      109,604    6,779      318,612
Novell Inc                     425       8,234   2,746      53,204   6,380      123,613    5,922      114,739   11,708      226,842
Objective Systems
 Integrator Corp                 0          --      88         264       0           --        0           --      177          531
Oracle Corp                    961      53,696   6,398     357,488  15,632      873,438   13,966      780,349   32,267    1,802,918
Parametric Technology Corp     120       1,845   1,786      27,460   4,523       69,541    3,969       61,023    9,353      143,801
Peoplesoft Inc                 775      14,628   1,595      30,106   3,830       72,291    3,345       63,137    7,770      146,658
Platinum Technology Inc        300       3,975   1,068      14,151   1,853       24,552    1,786       23,665    3,621       47,978
Renaissance Worldwide Inc      200       1,250     440       2,750     789        4,931      803        5,019    1,502        9,388
Reynolds & Reynolds Co
 Class A                       246       4,643     910      17,176   1,688       31,861    1,475       27,841    3,268       61,683
Shiva Corp                     300       1,791     264       1,576     526        3,140      357        2,131      530        3,163
Siebel Systems Inc             300      13,200     706      31,064   1,234       54,296    1,166       51,304    2,576      113,343
Sterling Commerce Inc          377       9,802   1,189      30,914   2,076       53,976    1,961       50,986    3,952      102,751
Sterling Software Inc          300       7,650     980      24,990   1,765       45,008    1,607       40,979    3,356       85,577
Storage Technology Corp        618      21,514   1,218      42,402   1,913       66,596    1,816       63,220    5,609      195,262
Structural Dynamics
 Research                      303       5,909       0          --     380        7,410      285        5,558        0           --
Sun Microsystems Inc           472      45,932   2,985     290,478   6,899      671,359    6,347      617,641   13,317    1,295,910
Sungard Data Systems Inc       500      19,813   1,156      45,807   1,765       69,938    2,321       91,970    4,769      188,971
Symantec Corp                  278       5,021     892      16,112   1,622       29,297    1,394       25,179    3,003       54,241
Synopsys Inc                   400      18,500     792      36,630   1,490       68,913    1,518       70,208    3,003      138,888
The Learning Company Inc       160       4,650     669      19,443     240        6,975      143        4,156      442       12,846
Total System Services Inc      450      10,238     484      11,011     964       21,931      893       20,316    1,943       44,203
Veritas Software Corp          300      21,300     528      37,488   1,052       74,692    1,027       72,917    2,120      150,519
Yahoo! Inc                     400      61,400   1,684     258,494   2,554      392,039    2,322      356,426    2,296      352,435
                                    ----------          ----------          -----------           -----------           -----------

      TOTAL COMPUTER
      SOFTWARE
         - VALUE                    $1,755,125          $6,884,744          $14,920,761           $13,821,806           $30,436,250
         - COST                     $  938,004          $3,654,463          $ 7,882,268           $ 7,368,224           $17,058,668

COMPUTER SYSTEMS
Percent of Net Assets                     0.62%               1.88%                2.97%                 3.57%                 4.46%

Adaptec Inc                    600  $   11,963   1,684  $   33,575   3,080  $    61,408    2,946  $    58,736    6,094  $   121,498
Apple Computer Inc             125       4,352   1,035      36,031   2,452       85,360    2,308       80,347    4,489      156,272
Aztec Technology Partners
 Inc                             0          --     161         746     336        1,554      288        1,330      644        2,980
Cabletron Systems Inc          177       1,438   1,214       9,864   2,989       24,286    2,632       21,385    5,051       41,039
Cisco Systems Inc            1,491     145,837  10,426   1,019,792  25,324    2,477,004   22,615    2,212,029   52,366    5,122,049
Cognex Corp                      0          --     264       6,600     614       15,350      536       13,400    1,148       28,700
Compaq Computer Corp         1,877      66,164  12,877     453,913  30,147    1,062,682   27,909      983,791   57,356    2,021,798
Comverse Technology Inc        300      21,525     440      31,570     789       56,611    1,071       76,844    2,296      164,737

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                             LifePath 2000       LifePath 2010        LifePath 2020         LifePath 2030          LifePath 2040
                           -----------------  -------------------  --------------------  -------------------  --------------------
                           Shares   Value     Shares    Value      Shares     Value      Shares    Value      Shares      Value

COMMON STOCKS (Continued)

Data General Corp               4  $     55      424  $    5,857      881  $    12,169      772  $   10,663    1,577   $    21,782
Dell Computer Corp          1,266   101,437    8,312     665,998   20,358    1,631,185   18,339   1,469,411   42,331     3,391,770
EMC Corp                      423    43,305    3,280     335,790    8,048      823,914    7,269     744,163   16,751     1,714,883
Exabyte Corp                    0        --        0          --      298        1,490        0          --        0            --
Gateway 2000 Inc              145    10,540      935      67,963    2,515      182,809    2,325     168,997    2,915       211,883
Harris Corp                   104     3,237      707      22,005    1,520       47,310    1,363      42,423    2,612        81,298
Hewlett-Packard Co          1,134    75,340    8,013     532,363   18,775    1,247,364   17,381   1,154,749   35,559     2,362,450
Intergraph Corp                54       299      322       1,781      755        4,176      523       2,893      876         4,845
International Business
 Machine Corp                 940   159,799    6,207   1,055,189   14,910    2,534,700   13,488   2,292,959   30,953     5,262,009
Iomega Corp                 1,000     6,063    3,469      21,031    6,267       37,994    5,967      36,175   12,203        73,980
Komag Inc                     400     2,800      528       3,696      964        6,748      714       4,998      972         6,804
NCR Corp                      571    23,375    1,208      49,453    1,924       78,764    1,843      75,448    5,321       217,827
Quantum Corp                  700    11,506    1,860      30,574    3,413       56,101    3,277      53,866    6,801       111,790
Rational Software Corp          0        --      792      23,513    1,578       46,847    1,429      42,423    2,826        83,896
Seagate Technology Inc        217     6,279    1,824      52,782    4,383      126,833    3,963     114,679    8,176       236,592
Sequent Computer Systems      340     3,241        0          --      413        3,936      304       2,898        0            --
Shared Medical System Corp     42     2,142      150       7,650      456       23,256      374      19,074      934        47,634
Silicon Graphics Inc          204     3,251    1,414      22,536    3,419       54,490    3,198      50,968    6,411       102,174
Sybase Inc                    700     5,688      616       5,005    1,227        9,969    1,071       8,702    2,208        17,940
Unisys Corp                   240     7,155    1,642      48,952    4,141      123,454    3,660     109,114    8,421       251,050
Unova Inc                      34       493      382       5,539      927       13,442      730      10,585    1,467        21,272
Wallace Computer Services
 Inc                           90     2,036      176       3,982      263        5,950      277       6,267      618        13,982
Western Digital Corp          700     6,738    1,232      11,858    2,367       22,782    2,143      20,626    4,593        44,208
Xylan Corp                    100     2,650       88       2,332        0           --       89       2,359      177         4,691
                                   --------           ----------           -----------           ----------            -----------

      TOTAL COMPUTER
      SYSTEMS
         - VALUE                   $728,708           $4,567,940           $10,879,938           $9,892,302            $21,943,833
         - COST                    $435,579           $2,213,728           $ 5,037,303           $4,449,907            $11,203,653

CONTAINER & PACKAGING
Percent of Net Assets                  0.06%                0.13%                 0.20%                0.24%                  0.29%
Ball Corp                      44  $  1,843      281  $   11,767      532  $    22,278      528  $   22,110      939   $    39,321
Crown Cork & Seal Co          165     4,579    1,014      28,139    2,239       62,132    2,040      56,610    4,167       115,633
International Paper Co        332    13,944    2,336      98,112    5,533      232,386    5,143     216,005   10,544       442,847
Jefferson Smurfit Group
 ADR (Ireland)                805    17,609    2,860      62,563    5,640      123,375    5,151     112,678   11,094       242,680
Smurfit-Stone Container
 Corp                         686    12,391    1,104      19,941    3,338       60,290    2,912      52,598    6,114       110,433
Sonoco Products               526    12,887    1,212      29,694    1,923       47,114    2,218      54,341    5,317       130,266
Temple-Inland Inc              49     2,937      455      27,272    1,016       60,897      949      56,881    1,895       113,581
Tenneco Inc                   108     3,233    1,315      39,368    3,053       91,399    2,782      83,286    5,672       169,804
Tupperware Corp                63     1,103      380       6,650    1,126       19,705      914      15,995    2,267        39,673
                                   --------           ----------           -----------           ----------            -----------

      TOTAL CONTAINER &
      PACKAGING
         - VALUE                   $ 70,526           $  323,506           $   719,576           $  670,504            $ 1,404,238
         - COST                    $ 79,184           $  392,661           $   864,326           $  808,672            $ 1,757,328





MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                             LifePath 2000      LifePath 2010         LifePath 2020         LifePath 2030        LifePath 2040
                          -----------------  -------------------   -------------------   ------------------  -------------------
                          Shares   Value     Shares     Value      Shares     Value      Shares    Value      Shares      Value

COMMON STOCKS (Continued)

ELECTRICAL EQUIPMENT
Percent of Net Assets                 0.48%                  1.23%                1.94%                2.33%                  2.91%
Aeroquip-Vickers Inc          52  $  2,945      229    $   12,967     552   $   31,257      433  $   24,519     1,026  $    58,096
Alliance Semiconductor
 Corp                          0        --        0            --       0           --        0          --       221          774
Arrow Electronics Inc        386     5,476    1,237        17,550   2,290       32,489    2,161      30,659     4,372       62,027
Avnet Inc                    230     9,128      484        19,209     889       35,282      946      37,544     1,956       77,628
FORE Systems Inc             400     5,800    1,244        18,038   2,204       31,958    2,143      31,074     4,328       62,755
General Electric Co        3,903   391,519   21,622     2,168,956  52,414    5,257,779   47,108   4,725,520   108,512   10,885,109
Grainger (W W) Inc            72     3,204      754        33,553   1,772       78,854    1,655      73,648     3,286      146,226
Handleman Co                  59       763      116         1,501     409        5,291      274       3,545       460        5,951
Hitachi Ltd ADR (Japan)      732    45,521    3,124       194,274   7,158      445,138    7,064     439,292    14,076      875,350
Hubbell Inc Class B          332    12,367      674        25,107   1,409       52,485    1,459      54,348     2,916      108,620
Masco Corp                   322     8,453    2,583        67,804   6,168      161,910    5,644     148,154    11,657      305,995
Motorola Inc                 776    54,514    4,916       345,349  11,342      796,776   10,288     722,731    20,439    1,435,839
National Service
 Industries Inc               39     1,253      332        10,666     756       24,287      669      21,492     1,364       43,819
Raychem Corp                  44     1,004      674        15,376   1,493       34,059    1,356      30,934     2,847       64,946
Symbol Technologies Inc      285    15,105      679        35,987   1,295       68,635    1,279      67,787     2,550      135,149
Thomas & Betts Corp           58     2,418      434        18,092     995       41,479      963      40,145     1,814       75,620
                                  --------             ----------           ----------           ----------            -----------

      TOTAL ELECTRICAL
      EQUIPMENT
         - VALUE                  $559,470             $2,984,429           $7,097,679           $6,451,392            $14,343,904
         - COST                   $410,056             $1,924,414           $4,476,618           $4,156,010            $ 9,904,479

ELECTRONICS
Percent of Net Assets                 1.07%                  2.11%                3.14%                3.89%                  4.72%
Advanced Micro Devices       130  $  2,324    1,076    $   19,234   2,582   $   46,153    2,357  $   42,131     4,589  $    82,027
American Power Conversion    400    14,350      962        34,512   1,585       56,862    1,437      51,552     4,116      147,660
AMP Inc                      209    11,116    1,670        88,823   3,949      210,037    3,595     191,208     7,348      390,821
Analog Devices Inc           901    22,581    1,883        47,193   3,026       75,839    2,822      70,726     8,240      206,514
Applied Materials Inc        415    23,084    2,836       157,753   6,637      369,183    6,129     340,925    12,565      698,927
Atmel Corp                   662    11,378    1,373        23,598   2,600       44,688    2,400      41,250     5,411       93,001
C-Cube Microsystems Inc      100     1,875      264         4,950     263        4,931      357       6,694       618       11,588
Canon Inc ADR (Japan)      1,390    30,059    6,130       132,561  14,245      308,048   14,105     305,020    28,020      605,932
CBS Corp                     760    28,025    5,472       201,780  12,879      474,913   11,932     439,992    24,561      905,686
Cirrus Logic Inc             634     5,151      686         5,574   1,311       10,652      952       7,735     1,334       10,839
Commscope Inc                 50       928      304         5,643     694       12,882      546      10,135     1,371       25,449
Conexant Systems Inc         110     1,870      890        15,122   1,882       31,994    1,624      27,608     3,175       53,974
Cypress Semiconductor
 Corp                        800     7,650      739         7,067   1,196       11,437    1,271      12,154     2,800       26,775
EG&G Inc                      25       663      333         8,825     852       22,578      718      19,027     1,517       40,201
Electronics for Imaging
 Inc                         400    13,975      440        15,373     877       30,640      893      31,199     1,766       61,699
Emerson Electric Co          565    32,452    2,943       169,039   6,950      399,191    6,336     363,923    14,348      824,112
Etec Systems Inc               0        --      176         7,799     351       15,554      268      11,876       618       27,385
Fuji Photo Film Co Ltd
 ADR (Japan)                 975    36,075    3,960       146,520   9,224      341,288    9,036     334,331    18,050      667,849
General Instrument Corp        0        --      935        27,349   2,435       71,224    2,130      62,303       200        5,850
General Motors Class H       600    28,312    1,332        62,854   2,028       95,696    1,875      88,477     5,476      258,398
General Semiconductor Inc     37       241      229         1,489     521        3,387      410       2,665     1,028        6,682

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                            LifePath 2000      LifePath 2010       LifePath 2020       LifePath 2030       LifePath 2040
                           ----------------  ------------------  ------------------  ------------------  ------------------
                           Shares   Value    Shares    Value     Shares    Value     Shares    Value     Shares    Value

COMMON STOCKS (Continued)

Honeywell Inc                 164  $ 11,470     984  $   68,819   2,299  $  160,786   2,142  $  149,805   4,307  $  301,220
Imation Corp                  276     4,278     454       7,037     615       9,532     653      10,121   1,428      22,134
Input/Output Inc              500     2,813     440       2,475     876       4,928     625       3,516     972       5,468
Integrated Device
 Technology Inc               700     4,506     704       4,532   1,490       9,592     714       4,596   1,855      11,942
Intel Corp                  1,666   199,815  10,976   1,316,433  26,586   3,188,658  23,975   2,875,501  55,257   6,627,385
International Rectifier
 Corp                         500     3,438     440       3,025     877       6,029     625       4,297     972       6,683
Jabil Circuit                 200     6,525     352      11,484     702      22,903     714      23,294   1,414      46,132
Johnson Controls Inc           86     5,289     665      40,898   1,556      95,694   1,430      87,945   2,840     174,659
KLA Instruments Corp           94     4,870     701      36,321   1,559      80,776   1,455      75,387   3,023     156,628
Kyocera Corp ADR (Japan)      860    41,011   3,258     155,366   7,252     345,830   7,260     346,210  14,454     689,274
Lam Research Corp             300     8,869     264       7,805     438      12,948     446      13,185   1,060      31,336
Lattice Semiconductor         100     3,975     352      14,036     614      24,483     625      24,922   1,237      49,325
Lexmark International
 Group Class A                400    41,275     792      81,725   1,140     117,634   1,161     119,801   3,003     309,871
Linear Technology Corp        972    42,586   1,796      78,687   2,804     122,850   2,696     118,119   8,038     352,164
Litton Industries Inc         201    11,281     343      19,251     621      34,854     896      50,288   1,836     103,045
LSI Logic Corp                118     3,061   1,099      28,505   2,542      65,933   2,426      62,924   4,610     119,571
Macromedia Inc                400    12,225     352      10,758     614      18,765     446      13,631     795      24,297
Matsushita Electric
 Industries Co                257    42,260   1,133     186,308   2,561     421,124   2,521     414,546   4,966     816,596
Maxim Integrated
 Products Inc                 700    29,181   1,420      59,196   2,291      95,506   2,054      85,626   6,359     265,090
MEMC Electronic
 Materials Inc                300     2,175     264       1,914     351       2,545     357       2,588     707       5,126
Microchip Technology Inc      400    10,900     704      19,184   1,315      35,834   1,295      35,289   2,738      74,610
Micron Electronics Inc          0        --     176       2,530     351       5,046     268       3,853     442       6,354
Micron Technology Inc         245    14,118   1,582      91,163   3,910     225,314   3,570     205,720   7,103     409,309
Molex Inc                     316     8,453     524      14,017   1,087      29,077     998      26,697   2,193      58,662
Molex Inc Class A             312     7,332   1,049      24,652   1,805      42,418   1,686      39,621   3,512      82,531
National Semiconductor        186     1,953   1,192      12,516   2,984      31,332   2,779      29,180   5,376      56,447
Novellus System Inc           200    11,813     440      25,988     877      51,798     804      47,486   1,678      99,106
Perkin-Elmer Corp              19     1,800     386      36,574     794      75,232     748      70,873   1,687     159,842
Philips Electronics NV
 ADR (Netherlands)            583    40,591   1,947     135,560   3,881     270,215   3,858     268,612   7,625     530,890
Pioneer Electronics Corp    2,192    40,415   8,917     164,407  20,694     381,546  20,537     378,650  40,856     753,282
Pitney Bowes Inc              266    16,808   1,821     115,064   4,423     279,478   3,909     246,999   9,119     576,206
Pixar Inc                       0        --      88       3,619     263      10,816     268      11,022     530      21,796
Policy Management Systems
 Corp                         496    18,135     299      10,932     531      19,415     461      16,855     866      31,663
Premier Farnell PLC ADR
 (UK)                       2,599    15,594   9,419      56,514  18,699     112,194  17,176     103,056  36,409     218,453
Rambus Inc                      0        --      88       6,397     263      19,117     179      13,011     442      32,128
Raytheon Co Class B           384    20,520   2,578     137,762   6,135     327,839   5,633     301,012  11,561     617,790
Read-Rite Corp                400     3,400     440       3,740     526       4,471     714       6,069   1,502      12,767
Sanmina Corp                  200    10,425     440      22,990     701      36,627     714      37,307   1,590      83,077
SCI Systems Inc               400    12,375     704      21,780   1,402      43,374   1,429      44,210   2,915      90,182
Sensormatic Electronics       535     5,618     765       8,033   1,510      15,855     936       9,828   1,665      17,482
Solectron Corp              1,200    53,625   2,228      99,564   3,966     177,231   3,770     168,471   8,516     380,558
SONY Corp ADR (Japan)         468    34,954   1,882     140,562   4,350     324,891   4,233     316,151   8,466     632,303
Tektronix Inc                   3        59     356       6,942     904      17,628     808      15,756   1,724      33,618
Teradyne Inc                  476    22,670     898      42,767   1,581      75,295   2,054      97,822   4,284     204,025

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                             LifePath 2000       LifePath 2010        LifePath 2020         LifePath 2030         LifePath 2040
                          ------------------- -------------------  --------------------  --------------------  --------------------
                          Shares    Value     Shares    Value      Shares     Value      Shares     Value      Shares     Value

COMMON STOCKS (Continued)

Texas Instruments Inc        450  $   40,134   2,982  $  265,957    7,051  $   628,861    6,545  $   583,731   13,322  $ 1,188,155
Thermo Instrument
 Systems Inc                 250       3,703     225       3,333      394        5,836      457        6,769      814       12,057
Vishay Intertechnology
 Inc                         463       5,990     412       5,330      812       10,505      722        9,341    1,529       19,781
Vitesse Semiconductor
 Corp                        300      13,763     792      36,383    1,678       77,083    1,518       69,733    3,180      146,080
VLSI Technology Inc          200       3,100     352       5,456      877       13,594      714       11,067    1,502       23,281
Xerox Corp                   830      45,806   4,312     237,969   10,400      573,950    9,444      521,190   21,270    1,173,837
Xilinx Inc                   447      31,178     792      55,242    1,367       95,348    1,673      116,692    3,462      241,474
Zenith Electronics Corp       44          16      89          32      279          100      230           83      367          132
                                  ----------          ----------           -----------           -----------           -----------

      TOTAL ELECTRONICS
         - VALUE                  $1,248,260          $5,130,592           $11,495,867           $10,759,389           $23,257,193
         - COST                   $1,030,747          $3,617,491           $ 8,017,047           $ 7,639,049           $17,530,241

ENERGY & RELATED
Percent of Net Assets                   1.10%               2.60%                 3.82%                 4.67%                 4.97%
AGL Resources Inc            538  $   10,256     387  $    7,377      699  $    13,325      498  $     9,493      459  $     8,750
Amerada Hess Corp            122       5,536     705      31,989    1,694       76,865    1,531       69,469    3,073      139,436
Anadarko Petroleum Corp      162       4,455     905      24,888    2,132       58,630    1,963       53,983    3,942      108,404
Apache Corp                   96       1,914     818      16,309    1,806       36,007    1,638       32,658    3,179       63,380
Ashland Inc                   99       4,406     581      25,855    1,385       61,633    1,285       57,183    2,584      114,987
Atlantic Richfield Corp      333      18,190   2,485     135,743    5,837      318,846    5,367      293,171   11,015      601,693
BP Amoco PLC ADR (Great
 Britain)                  1,954     166,089   9,350     794,749   19,994    1,699,490   18,554    1,577,089   16,981    1,443,384
Burlington Resources Inc     204       6,605   1,301      42,120    3,213      104,021    2,984       96,607    5,922      191,724
Chesapeake Energy Corp         0          --     352         242      876          602      446          307      884          608
Chevron Corp                 770      59,194   4,980     382,838   11,763      904,281   10,931      840,320   22,389    1,721,153
Coastal Corp                 244       7,808   1,568      50,176    3,827      122,464    3,540      113,280    7,265      232,479
Columbia Gas System Inc      142       7,146     642      32,396    1,574       79,487    1,375       69,438    2,826      142,712
Conoco Inc                     0          --     100       2,031      100        2,031       --           --      265        5,383
Consolidated Natural Gas
 Co                          122       6,702     711      39,061    1,785       98,063    1,626       89,328    3,213      176,513
Cooper Cameron Corp          300       6,938     616      14,245    1,140       26,363    1,161       26,848    2,385       55,152
Devon Energy Corp              0          --     176       4,125      438       10,266      357        8,367      795       18,633
Diamond Offshore
 Drilling Inc                300       6,206     980      20,274    1,765       36,513    1,607       33,245    3,356       69,426
Dynegy Inc                     0          --       0          --    1,402       16,824       --           --        0           --
Eastern Enterprises           39       1,499     180       6,919      421       16,182      382       14,683      711       27,329
EEX Corp                      45         273     355       2,152      564        3,419      697        4,226    1,433        8,688
ELF Aquitaine ADR
 (France)                  1,556      80,328   5,612     289,720   11,129      574,535   10,865      560,905   21,650    1,117,680
Enron Corp                   338      21,970   2,538     164,970    5,925      385,125    5,501      357,564   11,240      730,599
Enron Oil & Gas Co           200       3,300     980      16,170    1,765       29,123    1,518       25,047    3,445       56,842
Exxon Corp                 3,057     203,481  20,228   1,346,425   46,376    3,086,903   41,911    2,789,700   83,542    5,560,763
Global Marine Inc            800       6,200   2,189      16,965    4,007       31,054    3,764       29,171    7,923       61,402
Halliburton Co               575      16,244   3,195      90,259    6,964      196,733    6,311      178,285   14,439      407,901
Helmerich & Payne Inc         30         489     400       6,525      905       14,763      840       13,703    1,675       27,323
Indiana Energy Inc             0          --       0          --      411        8,226       --           --        0           --
Kerr-McGee Corp               43       1,228     328       9,369    1,555       44,403    1,457       41,607    3,092       88,311
McMoRan Exploration Co        46         748      41         666       79        1,284       41          666       79        1,284
MCN Corp                       0          --       0          --      815       14,517        0           --        0           --

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                              LifePath 2000      LifePath 2010       LifePath 2020        LifePath 2030        LifePath 2040
                             ----------------  -----------------  -------------------  -------------------  -------------------
                             Shares   Value    Shares    Value    Shares     Value     Shares     Value     Shares     Value

COMMON STOCKS (Continued)

Mobil Corp                      869  $ 72,290   5,990   $498,292  14,116   $1,174,275  12,983   $1,080,022  26,800   $2,229,424
Murphy Oil Corp                 293    10,017     510     17,436   1,032       35,282     979       33,470   2,093       71,553
Nabors Industries Inc           500     5,750   1,332     15,318   2,366       27,209   2,258       25,967   4,593       52,819
National Fuel Gas Co              0        --       0         --     510       20,559      --           --       0           --
NICOR Inc                        44     1,680     330     12,602     889       33,949     801       30,588   1,559       59,533
Noble Affiliates Inc            238     5,385     742     16,788   1,391       31,471   1,212       27,422   2,579       58,349
Noble Drilling Corp             700     8,663   1,860     23,018   3,256       40,293   3,125       38,672   6,448       79,793
Occidental Petroleum Corp       400     6,025   2,755     41,497   6,362       95,828   5,794       87,272  12,205      183,837
Ocean Energy Inc                500     2,125   1,425      6,056   2,288        9,724   2,303        9,788   4,584       19,482
ONEOK Inc                        49     1,320     225      6,061     593       15,974     497       13,388     955       25,725
Oryx Energy Co                  149     1,546     787      8,165       0           --      --           --       0           --
Parker Drilling Co                0        --       0         --     740        1,850     552        1,380       0           --
Pennzenergy Co                   32       300     408      3,825     882        8,269     767        7,191   1,484       13,913
Pennzoil-Quaker State Co         32       398     408      5,075   1,184       14,726     986       12,263   1,484       18,457
Peoples Energy Corp              53     1,799     245      8,315     659       22,365     577       19,582   1,181       40,080
Phillips Petroleum Co           269    10,407   2,179     84,300   4,961      191,929   4,425      171,191   8,724      337,509
Pioneer Natural Resources
 C.L.C.                         476     2,469   1,329      6,894   2,409       12,497   2,219       11,511   4,648       24,112
Pogo Producing Co               300     2,775     264      2,442     526        4,866     446        4,126     972        8,991
Pride International Inc           0        --     352      1,760     701        3,505     714        3,570   1,502        7,510
Questar Corp                    354     6,328   1,138     20,342   1,958       34,999   1,857       33,194   3,763       67,263
Reading & Bates Falcon
 Corp                           372     2,046   1,531      8,421   2,744       15,092   2,587       14,229   5,337       29,354
Repsol SA                       767    40,268   2,800    147,000   5,675      297,938   5,650      296,624  11,013      578,181
Rowan Co Inc                     66       569     669      5,770   1,489       12,843   1,417       12,222   2,819       24,314
Royal Dutch Petroleum
 Corp                         3,876   170,059  13,868    608,458  27,612    1,211,476  26,930    1,181,553  53,872    2,363,633
Santa Fe Energy Resources
 Inc                             83       436     712      3,738   1,643        8,626   1,106        5,806   2,496       13,104
Schlumberger Ltd                781    37,927   3,655    177,496   8,691      422,057   7,783      377,961  17,813      865,043
Seagull Energy Corp             391     1,857     536      2,546   1,094        5,196     985        4,679   2,010        9,548
Services (B J) Co               300     4,219   1,068     15,019   1,941       27,295   1,696       23,850   3,710       52,172
Sonat Offshore Drilling
 Co                             122     3,088     886     22,427   2,020       51,131   1,854       46,929   3,646       92,288
Sunoco Inc                      105     3,196     718     21,854   1,683       51,226   1,611       49,035   3,187       97,003
Texaco Inc                      612    28,496   4,071    189,556   9,697      451,517   8,918      415,243  18,423      857,820
Tosco Corp                      771    15,950   1,895     39,203   3,490       72,199   3,372       69,758   6,920      143,157
Total Compagnie Francaise
 des Petroles SA ADR
 (France)                     2,028   104,695   7,375    380,734  14,814      764,773  14,367      741,695  28,765    1,484,992
Transocean Offshore Inc         400     8,250   1,244     25,658   2,204       45,458   2,054       42,364   4,240       87,449
TransTexas Gas Corp               0        --       0         --       0           --      --           --     265          282
Ultramar Diamond Shamrock
 Corp                           510    10,073   1,116     22,041   1,715       33,871   2,264       44,714   4,527       89,407
Union Pacific Resources
 Group                          242     2,163   1,903     17,008   4,508       40,290   4,237       37,868   8,313       74,296
Unocal Corp                     204     5,750   1,836     51,752   4,350      122,616   3,991      112,496   8,254      232,659
USX--Marathon Group             365     7,551   2,430     50,271   5,589      115,622   5,036      104,182   9,937      205,571
Utilicorp United Inc              0        --       0         --     592       20,350      --           --       0           --
Valero Energy Corp              180     3,161     778     13,664   1,383       24,289   1,236       21,707   2,703       47,471
Vastar Resources Inc            200     7,700     264     10,164     438       16,863     446       17,171     883       33,996
Washington Gas & Light          464    11,107     317      7,588     547       13,094     405        9,695     389        9,312

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                              LifePath 2000       LifePath 2010       LifePath 2020         LifePath 2030         LifePath 2040
                           ------------------- ------------------- --------------------  --------------------  --------------------
                           Shares    Value     Shares    Value     Shares     Value      Shares     Value      Shares     Value

COMMON STOCKS (Continued)

Williams Co Inc               560  $   20,720   3,558  $  131,646   8,024  $   296,888    7,344  $   271,727   14,552  $   538,423
Witco Corp                    216       3,659     874      14,803   1,548       26,219    1,359       23,018    2,910       49,288
                                   ----------          ----------          -----------           -----------           -----------

      TOTAL ENERGY &
      RELATED
         - VALUE                   $1,279,422          $6,319,561          $13,998,477           $12,921,466           $24,459,052
         - COST                    $1,274,372          $5,677,988          $12,398,013           $11,503,733           $24,313,591

ENGINEERING & CONSTRUCTION
Percent of Net Assets                    0.03%               0.05%                0.08%                 0.09%                 0.10%
Armstrong World Industries
 Inc                           92  $    4,525     284  $   13,969     723  $    35,563      684  $    33,644    1,348  $    66,304
Centex Corp                   104       3,829     468      17,228   1,070       39,389      999       36,776    1,977       72,777
Clayton Homes Inc             657       8,130   1,621      20,060   2,888       35,739    2,812       34,799    5,638       69,769
Fleetwood Enterprises Inc      32       1,038     313      10,153     608       19,722      565       18,327    1,200       38,925
Fluor Corp                    113       3,976     614      21,605   1,409       49,579    1,276       44,899    2,708       95,287
Foster Wheeler Corp            42         525     316       3,950     717        8,963      678        8,475    1,299       16,238
Granite Construction Inc        0          --       0          --     355        8,720       --           --        0           --
Kaufman & Broad Home Corp      49       1,103     298       6,705     724       16,290      647       14,558    1,239       27,878
Pulte Corp                     90       2,166     354       8,518     776       18,673      737       17,734    1,411       33,952
Rouse Co                      300       7,013     980      22,908   1,678       39,223    1,518       35,483    3,180       74,332
                                   ----------          ----------          -----------           -----------           -----------

      TOTAL ENGINEERING &
      CONSTRUCTION
         - VALUE                   $   32,305          $  125,096          $   271,861           $   244,695           $   495,462
         - COST                    $   29,024          $  141,065          $   302,236           $   278,512           $   604,425

ENTERTAINMENT & LEISURE
Percent of Net Assets                    0.21%               0.59%                0.90%                 1.10%                 1.26%
AMF Bowling Inc                 0  $       --     176  $      803     351  $     1,601      268  $     1,223      707  $     3,226
Ascent Entertainment Group    249       2,708     258       2,806     351        3,817      354        3,850      600        6,525
Bally Total Fitness
 Holding Corp                  26         585      67       1,508     162        3,645      104        2,340      197        4,433
Boyd Gaming Corp                0          --     176         726       0           --      268        1,106      619        2,553
Brunswick Corp                126       2,685     795      16,943   1,822       38,831    1,645       35,059    3,245       69,158
Callaway Golf Co              296       3,219     950      10,331   1,716       18,662    1,746       18,988    3,635       39,531
Circus Circus
 Entertainment Inc            529       9,059   1,270      21,749   2,311       39,576    2,198       37,641    4,412       75,555
Coleman Co Inc                  0          --     176       1,650       0           --       --           --      177        1,659
Disney (Walt) Co            2,279      80,191  15,761     554,589  36,923    1,299,228   34,124    1,200,737   70,223    2,470,971
Gaylord Entertainment Co
 Class A                      105       2,618      92       2,294     123        3,067      153        3,815      221        5,511
Harrah's Entertainment Inc     48         801     712      11,882   1,762       29,403    1,652       27,568    3,353       55,952
Hasbro Inc                    178       6,586   1,050      38,850   2,328       86,136    2,202       81,474    4,401      162,836
International Game
 Technology Inc               597      11,343   1,244      23,636   2,004       38,076    2,783       52,877    5,781      109,838
Lakes Gaming Inc              100         913      88         803     153        1,396      112        1,022      199        1,816
Mattel Inc                    321       8,466   1,949      51,405   4,628      122,064    4,125      108,797    9,523      251,168
Metro-Goldwyn-Mayer Inc         0          --     503       5,250     903        9,425      613        6,398    1,617       16,877
MGM Grand Inc                 145       5,461     128       4,820     253        9,563      258        9,752      691       26,104
Mirage Resorts Inc            217       4,232   1,351      26,345   3,265       63,668    3,059       59,651    5,814      113,372
Navigant International Inc      0          --      81         456     168          945      144          810      322        1,811
Polaroid Corp                  34         812     327       7,807     796       19,005      742       17,715    1,447       34,547

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments


                                           LifePath 2000        LifePath 2010         LifePath 2020         LifePath 2030
                                         ------------------  --------------------  --------------------  --------------------
                                         Shares    Value     Shares     Value      Shares     Value      Shares     Value

COMMON STOCKS (Continued)

Spelling Entertainment Group Inc              0   $     --        0   $       --        0   $       --       --   $       --
Tiffany & Co                                226     12,924      440       25,163      771       44,092      768       43,920
Time Warner Inc                           1,474     95,072    9,831      634,099   22,773    1,468,859   20,494    1,321,862
Topp Inc                                    512      2,240        0           --      633        2,769      470        2,056
                                                  --------            ----------            ----------            ----------

      TOTAL ENTERTAINMENT &
      LEISURE
         - VALUE                                  $249,915            $1,443,915            $3,303,828            $3,038,661
         - COST                                   $195,523            $  954,031            $2,086,567            $1,883,789

ENVIRONMENTAL CONTROL
Percent of Net Assets                                 0.10%                 0.15%                 0.21%                 0.27%
Allied Waste Industries Inc                 500   $  9,750    1,420   $   27,690    2,642   $   51,519    2,500   $   48,750
Browning-Ferris Industries Inc              167      5,261    1,308       41,202    3,078       96,957    2,876       90,594
Republic Industries Inc                   2,000     24,500    4,816       58,996    7,789       95,415    7,322       89,695
Republic Services Inc Class A                 0         --        0           --        0           --       --           --
Safety-Kleen Corp                            87      1,213      379        5,282      865       12,056      773       10,774
U.S. Filter Corp                            900     22,106    2,124       52,171    3,080       75,653    3,750       92,109
Waste Management Inc                      1,012     49,462    3,834      187,387    9,300      454,538    8,278      404,586
                                                  --------            ----------            ----------            ----------

      TOTAL ENVIRONMENTAL
      CONTROL
         - VALUE                                  $112,292            $  372,728            $  786,138            $  736,508
         - COST                                   $119,489            $  419,658            $  840,723            $  810,773

FOOD & RELATED
Percent of Net Assets                                 0.95%                 1.82%                 2.62%                 3.24%
Albertson's Inc                             225   $ 12,825    1,825   $  104,025    4,400   $  250,800    4,063   $  231,590
American Stores Co                          271      9,146    2,122       71,618    4,999      168,716    4,560      153,899
Archer-Daniels-Midland Co                   705     10,663    4,589       69,409   10,827      163,758   10,062      152,187
Bestfoods                                   321     15,067    1,939       91,012    4,705      220,841    4,106      192,724
Bob Evans Farms Inc                         468     10,091      317        6,835      659       14,210      421        9,078
Boston Chicken Inc                          600        396      500          330      700          462      700          462
Brinker International Inc                   956     27,664      971       28,098    1,740       50,351    1,045       30,240
Brown-Forman Corp Class B                    64      4,220      518       34,156    1,230       81,103    1,140       75,169
Campbell Soup Co                            480     19,290    2,934      117,910    7,177      288,426    6,541      262,865
CBRL Group Inc                              249      4,669      901       16,894    1,600       30,000    1,492       27,975
CKE Restaurants Inc                         220      5,844      484       12,856      968       25,713      786       20,878
ConAgra Inc                                 758     22,835    3,222       97,063    7,827      235,788    7,023      211,567
Corn Product International Inc               60      1,410      260        6,110      610       14,335      508       11,938
Darden Restaurants Inc                       90      1,980    1,024       22,528    2,479       54,538    2,351       51,722
Dave & Buster's Inc                           0         --        0           --       90        1,772       --           --
Dean Foods Co                               224      8,162      475       17,308    1,058       38,551    1,015       36,984
Dole Food Inc                               346     10,899      625       19,688    1,234       38,871    1,132       35,658
Earthgrains Co                               56      1,376      257        6,313      586       14,394      479       11,765
Fleming Co Inc                                2         15      256        1,888      702        5,177      526        3,879
Flowers Industries Inc                      409      9,969    1,262       30,761    2,219       54,088    2,175       53,016
Food Lion Inc Class A                       900      8,578    2,400       22,875    4,320       41,175    4,018       38,297
Food Lion Inc Class B                     1,300     12,675    2,564       24,999    4,758       46,391    4,553       44,392



                                            LifePath 2040
                                         --------------------
                                         Shares     Value

COMMON STOCKS (Continued)

Spelling Entertainment Group Inc            353   $    2,537
Tiffany & Co                              1,590       90,927
Time Warner Inc                          41,052    2,647,853
Topp Inc                                      0           --
                                                  ----------

      TOTAL ENTERTAINMENT &
      LEISURE
         - VALUE                                  $6,194,760
         - COST                                   $4,141,492

ENVIRONMENTAL CONTROL
Percent of Net Assets                                   0.34%
Allied Waste Industries Inc               5,123   $   99,898
Browning-Ferris Industries Inc            6,104      192,275
Republic Industries Inc                  18,698      229,050
Republic Services Inc Class A                88        1,535
Safety-Kleen Corp                         1,313       18,300
U.S. Filter Corp                          7,772      190,899
Waste Management Inc                     19,054      931,263
                                                  ----------

      TOTAL ENVIRONMENTAL
      CONTROL
         - VALUE                                  $1,663,220
         - COST                                   $1,793,218

FOOD & RELATED
Percent of Net Assets                                   3.89%
Albertson's Inc                           8,399   $  478,742
American Stores Co                        9,375      316,405
Archer-Daniels-Midland Co                20,567      311,075
Bestfoods                                 9,519      446,797
Bob Evans Farms Inc                       1,104       23,805
Boston Chicken Inc                        1,100          726
Brinker International Inc                 1,970       57,006
Brown-Forman Corp Class B                 2,270      149,677
Campbell Soup Co                         14,929      599,958
CBRL Group Inc                            3,113       58,368
CKE Restaurants Inc                       1,749       46,458
ConAgra Inc                              16,046      483,385
Corn Product International Inc            1,208       28,388
Darden Restaurants Inc                    4,803      105,665
Dave & Buster's Inc                           0           --
Dean Foods Co                             2,124       77,392
Dole Food Inc                             2,407       75,820
Earthgrains Co                            1,169       28,714
Fleming Co Inc                            1,065        7,854
Flowers Industries Inc                    4,341      105,811
Food Lion Inc Class A                     8,391       79,976
Food Lion Inc Class B                     9,274       90,421

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                 LifePath 2000     LifePath 2010      LifePath 2020       LifePath 2030      LifePath 2040
                                ----------------  ----------------  ------------------  -----------------  ------------------
                                Shares   Value    Shares   Value    Shares    Value     Shares    Value    Shares    Value

COMMON STOCKS (Continued)

General Mills Inc                  155  $ 12,507     967  $ 78,025   2,440  $  196,878   2,222   $179,287   5,227  $  421,753
General Nutrition Co Inc           300     4,013   1,244    16,639   2,204      29,479   2,054     27,472   4,151      55,519
Great Atlantic & Pacific
  Tea Co                            59     1,862     278     8,774     717      22,630     607     19,158   1,217      38,412
Hannaford Brothers Co              236    11,092     405    19,035     828      38,916     772     36,284   1,537      72,238
Heinz (H J) Co                     315    17,148   2,488   135,441   5,760     313,560   5,162    281,005  12,091     658,203
Hershey Foods Corp                 159     9,898     890    55,403   2,268     141,183   2,139    133,152   4,883     303,966
Hormel Foods Corp                  300    10,800     616    22,176   1,140      41,040   1,161     41,796   2,385      85,859
Host Marriott Services
  Corp                             240     1,680     211     1,477     333       2,331     286      2,002     601       4,207
IBP Inc                            432     9,720   1,086    24,435   1,636      36,810   2,270     51,075   4,593     103,342
Imperial Sugar Co                    0        --       0        --     117         841      84        604       0          --
International Home Foods Inc       200     3,125     352     5,500     701      10,953     714     11,156   1,413      22,078
International Multifoods Corp        0        --       0        --     240       5,190      --         --       0          --
Interstate Bakeries Corp           200     4,800     528    12,672   1,052      25,248   1,071     25,704   2,120      50,880
Keebler Foods Co                   200     7,800      88     3,432     175       6,825     893     34,827   1,766      68,873
Kellogg Co                         446    16,502   2,624    97,088   6,546     242,202   5,870    217,189  13,618     503,865
Koninklijke Ahold NV ADR         2,910   112,398  10,505   405,758  20,963     809,699  20,424    788,895  40,394   1,560,205
   (Netherlands)
Kroger Co                          201    13,002   1,691   109,387   4,160     269,100   3,604    233,133   8,544     552,689
Lancaster Colony Corp              207     5,693     431    11,853     881      24,228     857     23,568   1,759      48,373
Lance Inc                            0        --       0        --     419       6,914      --         --       0          --
Lone Star Steakhouse
  & Saloon                         300     2,719     352     3,190     614       5,564     446      4,042     795       7,205
Luby's Cafeteria Inc                45       638     193     2,738     421       5,973     329      4,668     549       7,789
McCormick & Co Inc                 388    11,107     892    25,534   1,551      44,397   1,433     41,020   2,963      84,815
McDonald's Corp                    729    61,965   5,300   450,499  12,306   1,046,010  11,457    973,844  23,469   1,994,864
Michael Foods Inc                    0        --       0        --     201       3,719      --         --       0          --
Nabisco Holdings Corp
  Class A                          200     8,875     176     7,810     263      11,671     268     11,893     530      23,519
NPC International Inc                0        --       0        --     328       4,715     253      3,637       0          --
Outback Steakhouse Inc             200     8,775     528    23,166     877      38,478     893     39,180   1,855      81,387
Pioneer Hi Bred
  International Inc                345     8,086   1,592    37,313   3,920      91,875   3,464     81,188   7,973     186,866
Planet Hollywood
  International                      0        --     176       429     438       1,068     357        870     530       1,292
Quaker Oats Co                     102     5,572     813    44,410   2,120     115,805   2,010    109,796   4,684     255,863
Ralston-Purina Group               295     7,947   2,148    57,862   5,111     137,678   4,420    119,064  10,539     283,893
Richfood Holdings Inc                0        --     440    10,450       0          --     536     12,730     883      20,971
RJR Nabisco Holdings Corp          370    10,106   2,453    66,998   5,845     159,642   5,466    149,289  15,413     420,967
Ruby Tuesday Inc                   384     7,152     176     3,278     563      10,486     355      6,612     684      12,739
Ryans Family Steak House           119     1,354     454     5,164     887      10,090     606      6,893     918      10,442
Safeway Inc                      1,598    92,284   4,393   253,696   7,460     430,815   7,203    415,972  13,689     790,539
Sara Lee Corp                      851    23,137   6,096   165,735  14,659     398,542  13,076    355,503  30,434     827,423
Sbarro Inc                           0        --       0        --     280       7,070     196      4,949       0          --
Shoney's Inc                        97       224     325       752     658       1,522     532      1,230   1,152       2,664
Sizzler International Inc          254       540       0        --     380         808     284        604       0          --
Smucker (J M) Co Class A           305     7,244       0        --     382       9,073     295      7,006       0          --
Southland Corp                   1,800     2,981   1,232     2,041   2,279       3,775   1,607      2,662   3,710       6,145
Starbucks Corp                     500    26,438   1,068    56,471   1,678      88,724   1,518     80,264   4,504     238,148
Suiza Foods Corp                   200     7,400     352    13,024     701      25,937     714     26,418   1,502      55,573
Super Value Inc                     86     2,069     941    22,643   2,198      52,889   2,073     49,882   3,966      95,431

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                            LifePath 2000         LifePath 2010         LifePath 2020
                                         --------------------  --------------------  --------------------
                                         Shares     Value      Shares     Value      Shares     Value

COMMON STOCKS (Continued)

Sysco Corp                                  250   $    7,063    2,229   $   62,969    5,395   $  152,409
Tootsie Roll Industries                     436       20,056      209        9,614      573       26,358
Tricon Global Restaurants                   171       10,602      910       56,420    2,385      147,870
Tyson Food Inc Class A                      491       10,066      883       18,102    1,337       27,409
Unilever NV (Netherlands)                 3,712      268,887   13,512      978,775   27,000    1,955,813
Universal Corp                              181        4,921      528       14,355      911       24,768
Universal Foods Corp                        558       12,660      663       15,042      817       18,536
UST Inc                                     172        5,085    1,148       33,938    2,973       87,889
Vlasic Foods International Inc               80          975      318        3,876      729        8,885
Weis Markets Inc                            200        7,275      176        6,402      263        9,567
Wendy's International Inc                   141        3,375    1,015       24,297    2,244       53,716
Whole Foods Market Inc                      200        6,175      352       10,868      701       21,643
Winn-Dixie Stores Inc                       146        6,397    1,149       50,341    2,663      116,673
Wrigley (W M) Jr Co                         134       12,462      829       77,097    1,884      175,212
                                                  ----------            ----------            ----------

      TOTAL FOOD & RELATED
         - VALUE                                  $1,112,426            $4,425,070            $9,596,561
         - COST                                   $  823,388            $3,170,268            $6,841,834

FURNITURE & APPLIANCES
Percent of Net Assets                                   0.05%                 0.07%                 0.10%
Bassett Furniture Industries                 25   $      538       44   $      946      175   $    3,763
Champion Enterprises Inc                      0           --        0           --      100        1,969
Ethan Allen Interiors Inc                   200        9,000      352       15,840      701       31,545
Furniture Brands International                0           --        0           --        0           --
HON Industries Inc                          206        4,893      751       17,836    1,299       30,851
Hussmann International Inc                   32          452      385        5,438      898       12,684
Knoll Inc                                     0           --      176        3,366      263        5,030
Leggett & Platt Inc                       1,016       21,273    2,300       48,156    3,648       76,380
Maytag Corp                                  96        5,382      634       35,544    1,489       83,477
Miller (Herman) Inc                         476        8,092    1,279       21,743    2,376       40,392
National Presto Industries Inc                0           --        0           --      102        3,774
Skyline Corp                                 20          585       39        1,141      195        5,704
Sunbeam Oster Co Inc                        300        1,744    1,056        6,138    1,928       11,207
Whirlpool Corp                               73        3,176      580       25,230    1,430       62,205
                                                  ----------            ----------            ----------

      TOTAL FURNITURE &
      APPLIANCES
         - VALUE                                  $   55,135            $  181,378            $  368,981
         - COST                                   $   41,874            $  179,463            $  357,079

HEALTHCARE
Percent of Net Assets                                   0.18%                 0.24%                 0.33%
Apria Healthcare Group Inc                  500   $    4,469      528   $    4,719      701   $    6,265
Beverly Enterprises Inc                     575        2,983    1,360        7,055    2,542       13,187
Cardinal Health Inc                         721       52,047    2,282      164,732    4,773      344,551
First Health Group Corp                     468        7,488      962       15,392    1,706       27,296
HCR Manor Care Inc                          101        2,260      851       19,041    1,934       43,273



                                        LifePath 2030          LifePath 2040
                                     --------------------  ---------------------
                                     Shares     Value      Shares      Value

COMMON STOCKS (Continued)

Sysco Corp                            4,843   $  136,814   11,244   $   317,642
Tootsie Roll Industries                 390       17,940      975        44,850
Tricon Global Restaurants             2,212      137,143    5,172       320,663
Tyson Food Inc Class A                1,226       25,133    4,809        98,584
Unilever NV (Netherlands)            26,329    1,907,206   52,563     3,807,531
Universal Corp                          887       24,115    1,912        51,982
Universal Foods Corp                    873       19,806    1,449        32,874
UST Inc                               2,665       78,784    6,301       186,272
Vlasic Foods International Inc          649        7,910    1,592        19,403
Weis Markets Inc                        268        9,749      618        22,480
Wendy's International Inc             2,153       51,537    4,386       104,989
Whole Foods Market Inc                  625       19,297    1,325        40,909
Winn-Dixie Stores Inc                 2,490      109,093    5,026       220,201
Wrigley (W M) Jr Co                   1,679      156,146    3,924       364,931
                                              ----------            -----------

      TOTAL FOOD & RELATED
         - VALUE                              $8,972,481            $19,164,751
         - COST                               $6,445,669            $15,163,811

FURNITURE & APPLIANCES
Percent of Net Assets                               0.12%                  0.15%
Bassett Furniture Industries            107   $    2,301      182   $     3,913
Champion Enterprises Inc                  0           --       88         1,733
Ethan Allen Interiors Inc               714       32,130    1,413        63,584
Furniture Brands International            0           --       88         1,881
HON Industries Inc                    1,168       27,740    2,535        60,205
Hussmann International Inc              712       10,057    1,353        19,111
Knoll Inc                               268        5,126      530        10,136
Leggett & Platt Inc                   3,454       72,318    9,239       193,441
Maytag Corp                           1,344       75,348    3,059       171,494
Miller (Herman) Inc                   2,246       38,182    4,540        77,179
National Presto Industries Inc           72        2,664        0            --
Skyline Corp                             70        2,047      117         3,422
Sunbeam Oster Co Inc                  1,875       10,898    3,975        23,105
Whirlpool Corp                        1,288       56,028    2,529       110,010
                                              ----------            -----------

      TOTAL FURNITURE &
      APPLIANCES
         - VALUE                              $  334,839            $   739,214
         - COST                               $  334,628            $   798,711

HEALTHCARE
Percent of Net Assets                               0.40%                  0.50%
Apria Healthcare Group Inc              714   $    6,381    1,148   $    10,260
Beverly Enterprises Inc               2,359       12,237    5,035        26,119
Cardinal Health Inc                   4,284      309,250   10,977       792,401
First Health Group Corp               1,600       25,600    3,294        52,704
HCR Manor Care Inc                    1,817       40,655    4,512       100,955

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                           LifePath 2000       LifePath 2010        LifePath 2020
                                         ------------------  ------------------  --------------------
                                         Shares    Value     Shares    Value     Shares     Value

COMMON STOCKS (Continued)

Healthsouth Corp                            500   $  5,813    3,260   $ 37,898    7,637   $   88,780
Idexx Laboratories Inc                      400      8,950      440      9,845      701       15,685
Lincare Holdings Inc                        200      7,125      440     15,675      701       24,973
McKesson HBOC Inc                           655     44,540    2,012    136,816    4,157      282,676
Mid Atlantic Medical Services               400      3,125      440      3,438      614        4,797
Morrison Health Care Inc                    128      2,504       58      1,135      188        3,678
Novacare Inc                                  0         --        0         --      854        1,815
Oakley Inc                                  600      4,988      528      4,389    1,052        8,745
Oxford Health Plans Inc                     500      9,469      880     16,665    1,665       31,531
PacifiCare Health Systems Inc Class A       112      7,378       62      4,084      402       26,482
PacifiCare Health Systems Inc Class B       174     12,572      260     18,785      549       39,665
St Jude Medical Inc                         132      3,317      661     16,608    1,510       37,939
Total Renal Care Holdings Inc                 0         --      980      8,698      100          888
United Healthcare Corp                      267     13,166    1,504     74,166    3,509      173,038
Universal Health Services Inc               200      8,125      352     14,300      701       28,478
Vencor Inc                                  500        938      616      1,155    1,315        2,466
Ventas Inc                                  500      4,031      792      6,386    1,490       12,013
                                                  --------            --------            ----------

      TOTAL HEALTHCARE
         - VALUE                                  $205,288            $580,982            $1,218,221
         - COST                                   $222,601            $618,609            $1,140,083

HOSPITAL & MEDICAL SUPPLIES
Percent of Net Assets                                 0.30%               0.79%                 1.18%
American Oncology Resources                   0   $     --      176   $  1,760        0   $       --
Arrow International Inc                       0         --       88      2,162        0           --
Bard (C R) Inc                               43      2,424      435     24,523      993       55,980
Bausch & Lomb Inc                            46      2,774      461     27,804    1,025       61,820
Baxter International Inc                    305     21,464    1,972    138,780    4,650      327,244
Becton Dickinson & Co                       178      5,963    1,674     56,079    4,072      136,412
Biomet Inc                                  112      4,109      776     28,470    1,831       67,175
Boston Scientific Corp                      412     10,918    2,561     67,867    6,347      168,196
Columbia/HCA Healthcare Corp                650     11,619    4,984     89,089   11,571      206,832
Dentsply International Inc                  400     10,200      616     15,708    1,052       26,826
Guidant Corp                                257     14,649    2,088    119,016    4,874      277,818
Health Management Associates Inc          1,262     16,327    2,595     33,573    4,264       55,166
   Class A
Hillenbrand Industries Inc                  300     12,563      528     22,110      789       33,039
Johnson & Johnson                         1,303    111,243    8,915    761,117   21,566    1,841,197
Mallinckrodt Group Inc                       77      2,382      559     17,294    1,318       40,776
Medpartners Inc                             710      4,216    1,662      9,868    3,436       20,401
Medtronic Inc                               861     60,808    3,899    275,367    8,889      627,786
Phycor Inc                                  300      1,631      704      3,828    1,446        7,863
Quorum Health Group Inc                      50        463      584      5,402    1,064        9,842
Safeskin Corp                               200      4,650      616     14,322    1,052       24,459
STERIS Corp                                 300      9,863      880     28,930    1,678       55,164




                                             LifePath 2030         LifePath 2040
                                          --------------------  --------------------
                                          Shares     Value      Shares     Value

COMMON STOCKS (Continued)

Healthsouth Corp                           7,124   $   82,817   14,005   $  162,807
Idexx Laboratories Inc                       536       11,993      883       19,757
Lincare Holdings Inc                         714       25,436    1,700       60,562
McKesson HBOC Inc                          3,653      248,403    8,479      576,571
Mid Atlantic Medical Services                446        3,484    1,148        8,969
Morrison Health Care Inc                     118        2,308      228        4,460
Novacare Inc                                 634        1,347        0           --
Oakley Inc                                   714        5,935    1,060        8,811
Oxford Health Plans Inc                    1,696       32,118    3,268       61,887
PacifiCare Health Systems Inc Class A        121        7,971      214       14,097
PacifiCare Health Systems Inc Class B        546       39,449    1,055       76,223
St Jude Medical Inc                        1,424       35,778    2,825       70,977
Total Renal Care Holdings Inc                  0           --       88          781
United Healthcare Corp                     3,217      158,637    6,712      330,985
Universal Health Services Inc                714       29,006    1,413       57,402
Vencor Inc                                 1,053        1,974    2,185        4,097
Ventas Inc                                 1,411       11,376    2,980       24,026
                                                   ----------            ----------

      TOTAL HEALTHCARE
         - VALUE                                   $1,092,155            $2,464,851
         - COST                                    $1,061,411            $2,454,934

HOSPITAL & MEDICAL SUPPLIES
Percent of Net Assets                                    1.42%                 1.81%
American Oncology Resources                  179   $    1,790      353   $    3,530
Arrow International Inc                        0           --      177        4,348
Bard (C R) Inc                               987       55,642    1,951      109,987
Bausch & Lomb Inc                            965       58,202    1,815      109,466
Baxter International Inc                   4,066      286,144    9,543      671,588
Becton Dickinson & Co                      3,490      116,915    8,335      279,222
Biomet Inc                                 1,647       60,424    3,780      138,678
Boston Scientific Corp                     5,689      150,758   13,148      348,421
Columbia/HCA Healthcare Corp              10,797      192,995   22,144      395,823
Dentsply International Inc                 1,071       27,311    2,296       58,547
Guidant Corp                               4,284      244,187   10,051      572,906
Health Management Associates Inc           3,976       51,440   11,490      148,651
   Class A
Hillenbrand Industries Inc                   804       33,668    2,473      103,556
Johnson & Johnson                         19,349    1,651,920   44,600    3,807,724
Mallinckrodt Group Inc                     1,190       36,816    2,367       73,228
Medpartners Inc                            3,528       20,948    6,944       41,230
Medtronic Inc                              8,117      573,262   18,554    1,310,375
Phycor Inc                                 1,473        8,009    3,136       17,052
Quorum Health Group Inc                      848        7,844    1,943       17,973
Safeskin Corp                              1,071       24,901    2,208       51,336
STERIS Corp                                1,607       52,830    3,268      107,435

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                             LifePath 2000        LifePath 2010         LifePath 2020         LifePath 2030         LifePath 2040
                           ------------------  --------------------  --------------------  --------------------  -------------------

                           Shares    Value     Shares     Value      Shares     Value      Shares     Value      Shares     Value
COMMON STOCKS (Continued)

Stryker Corp                  448   $ 21,168      810   $   38,273    1,387   $   65,536    1,239   $   58,543    3,886   $  183,613

Sybron International Corp     500     12,281    1,244       30,556    1,941       47,676    2,589       63,592    5,299      130,156

Tenet Healthcare Corp         334      6,576    2,402       47,289    5,533      108,931    5,074       99,894   10,600      208,687

Thermo Cardiosystems Inc      150      1,416      220        2,076      263        2,482      268        2,529      398        3,756

Uniphase Corp                   0         --      440       38,775        0           --        0           --       88        7,755

Waters Corp                     0         --      352       32,758      701       65,237      625       58,164        0           --

                                    --------            ----------            ----------            ----------            ----------


      TOTAL HOSPITAL &
      MEDICAL SUPPLIES
         - VALUE                    $349,707            $1,932,796            $4,333,858            $3,938,728            $8,905,043

         - COST                     $288,838            $1,472,858            $3,171,732            $2,899,055            $7,041,754


HOUSEHOLD PRODUCTS
Percent of Net Assets                   0.24%                 0.68%                 1.08%                 1.30%                1.68%

Alberto-Culver Co Class B      92   $  2,208      455   $   10,920      995   $   23,880      972   $   23,328    1,829   $   43,896

Avon Products Inc             180      7,493    1,759       73,218    4,311      179,445    3,780      157,342    8,769      365,009

Colgate-Palmolive Co          384     32,592    2,008      170,429    4,769      404,769    4,191      355,710    9,708      823,966

Dial Corp                     536     15,645    1,226       35,784    1,977       57,704    2,614       76,296    5,306      154,868

Estee Lauder Co Class A       200     17,363      176       15,279      351       30,471      625       54,258    1,237      107,386

Gillette Co                 1,137     60,972    7,352      394,251   17,758      952,273   15,873      851,189   36,847    1,975,919

International Specialty
 Products Inc                   0         --      276        2,432      363        3,199      268        2,362      618        5,446

Kimberly-Clark Corp           546     25,799    3,614      170,762    8,768      414,288    7,852      371,006   18,126      856,452

NCH Corp                        0         --        0           --      109        5,505       79        3,990        0           --

Procter & Gamble Co         1,288    115,275    8,704      779,007   21,193    1,896,774   19,122    1,711,418   44,076    3,944,801

                                    --------            ----------            ----------            ----------            ----------


      TOTAL HOUSEHOLD
      PRODUCTS
         - VALUE                    $277,347            $1,652,082            $3,968,308            $3,606,899            $8,277,743

         - COST                     $213,813            $1,087,728            $2,614,440            $2,417,761            $6,123,192


INSURANCE
Percent of Net Assets                   0.96%                 2.15%                 3.17%                 3.92%                4.54%

20th Century Industries         0   $     --    1,244   $   23,792    2,116   $   40,469    1,964   $   37,562       88   $    1,683

Aegon NV ADR (Netherlands)     22      2,302      291       30,414    1,324      138,524      528       55,242      807       84,431

Aetna Inc                     154     11,406    1,135       84,061    2,568      190,193    2,401      177,823    4,909      363,572

AFLAC Corp                  1,592     70,247    3,127      137,979    5,138      226,714    4,798      211,711   10,381      458,061

Alleghany Corp                  2        362      102       18,462      104       18,824      104       18,824      304       55,023

Allied Zurich PLC ADR       2,120     62,593    8,258      243,816   17,502      516,743   16,798      495,957   29,971      884,887

Allmerica Financial Corp      124      6,619      730       38,964    1,384       73,871    1,314       70,135    1,151       61,434

Allstate Corp                 924     34,650    6,312      236,700   14,921      559,538   13,771      516,412   28,389    1,064,587

American Bankers
 Insurance Gro                  0         --      352       16,896      614       29,472      536       25,728    1,413       67,823

American Financial
 Group Inc                    304     11,229      343       12,670      888       32,800      900       33,244    1,837       67,853

American General Corp         226     16,555    1,968      144,156    4,532      331,969    4,216      308,821    8,668      634,930

American International
 Group Inc                  1,232    140,370    8,150      928,590   19,766    2,252,089   17,850    2,033,783   40,730    4,640,673

American National
 Insurance Co                 100      7,525       88        6,622      263       19,791      268       20,167      530       39,883

Aon Corp                      237     13,968    1,295       76,324    3,019      177,932    2,839      167,323    5,814      342,662

Argonaut Group Inc              0         --       88        2,184        0           --      179        4,441      265        6,575

Axa-UAP ADR (France)        2,275    151,287    7,608      505,931   15,497    1,030,551   14,778      982,736   29,460    1,959,089


MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999

                                  LifePath 2000      LifePath 2010      LifePath 2020       LifePath 2030       LifePath 2040
                                 ----------------  -----------------  ------------------  ------------------  ------------------
                                 Shares   Value    Shares    Value    Shares    Value     Shares    Value     Shares    Value
COMMON STOCKS (Continued)

Berkshire Hathaway Inc Class A        0  $     --      20   $142,200      40  $  284,400      40  $  284,399      80  $  568,799
Berkshire Hathaway Inc Class B        9    21,411       3      7,137      21      49,959       4       9,516      19      45,201
Chubb Corp                          195    11,651   1,204     71,939   2,963     177,039   2,820     168,494   5,642     337,109
CIGNA Corp                          217    17,035   1,613    126,621   3,781     296,809   3,586     281,500   7,250     569,124
Cincinnati Financial Corp           120     4,208   1,218     42,706   3,030     106,239   2,805      98,350   5,715     200,381
CMAC Investment Corp                100     4,131     264     10,907     526      21,730     536      22,144   1,148      47,427
CNA Financial Corp                  200     6,788     176      5,973     351      11,912     714      24,231   1,502      50,974
Conseco Inc                         302     9,041   2,422     72,509   5,611     167,979   5,205     155,824  10,725     321,079
Equitable Co Inc                    400    27,025   1,156     78,102   1,765     119,248   1,964     132,692   4,063     274,505
Everest Reinsurance
 Holdings Inc                       300     9,956     616     20,444   1,140      37,834   1,071      35,544   2,296      76,198
First American Financial Corp         0        --     616     14,438   1,140      26,719   1,161      27,211      88       2,063
Foundation Health Systems           391     3,128   1,443     11,544   2,602      20,816   2,422      19,376   5,071      40,568
Fremont General Corporation         400     7,900     804     15,879   1,327      26,208   1,250      24,688   2,473      48,842
Hartford Financial Services
 Group                              192    10,380   1,807     97,691   4,200     227,063   3,906     211,167   8,000     432,499
Highlands Insurance Group            37       502      67        909     151       2,048     121       1,641     191       2,590
Horace Mann Educators Corp          300     7,031     616     14,438   1,140      26,719   1,161      27,211   2,385      55,897
HSB Group Inc                       345    12,765     370     13,690     756      27,972     746      27,602   1,528      56,535
Humana Inc                          177     3,098   1,250     21,875   2,972      52,010   2,757      48,248   5,345      93,537
Jefferson-Pilot Corp                140     9,494     818     55,471   1,895     128,505   1,792     121,520   3,584     243,039
Leucadia National Corp              200     5,963     528     15,741   1,052      31,363   1,071      31,929   2,208      65,825
Lincoln National Corp               124    11,741     796     75,371   1,844     174,604   1,660     157,180   3,461     327,712
Loews Corp                          135    10,555     933     72,949   2,047     160,050   1,897     148,321   3,933     307,510
Marsh & McLennan
 Companies Inc                      220    15,579   1,927    136,456   4,630     327,862   4,203     297,624   8,700     616,068
MBIA Inc                             94     5,787     824     50,728   1,832     112,783   1,700     104,656   3,310     203,771
Mercury General Corp                200     6,975     352     12,276     701      24,447     714      24,901   1,325      46,209
Mony Group Inc                        0        --       0         --       0          --       0          --      88       2,228
Ohio Casualty Corp                  200     8,075     352     14,212     701      28,303     714      28,828   1,502      60,642
Old Republic
 International Corp                 625    11,758   1,706     32,094   3,124      58,770   2,924      55,008   6,138     115,470
PMI Group Inc                       100     4,313     352     15,180     614      26,479     536      23,115   1,148      49,508
Progressive Corp Ohio                75     9,638     525     67,463   1,344     172,704   1,238     159,082   2,541     326,517
Protection One Inc                    0        --     100        813     100         813       0          --       0          --
Protective Life Corp                300    10,350     792     27,324   1,402      48,369   1,339      46,196   2,826      97,496
Provident Co Inc                    174     5,699   1,077     35,272   2,417      79,157   2,282      74,736   4,611     151,009
Providian Financial Corp            177    18,076     867     88,542   2,218     226,513   2,019     206,189   4,830     493,213
Reinsurance Group Of America          0        --     352     22,682       0          --       0          --       0          --
Reliance Group Holdings             200     2,063     892      9,199   1,678      17,304   1,518      15,654   3,356      34,609
Reliastar Financial Corp            500    22,688   1,156     52,454   1,765      80,087   1,696      76,956   4,681     212,399
SAFECO Corp                         156     6,269   1,143     45,934   2,507     100,750   2,378      95,566   4,768     191,613
St Paul Co                          264     8,547   1,820     58,923   4,268     138,177   3,880     125,615   8,118     262,819
TIG Holdings Inc                    200     3,200     616      9,856   1,139      18,224   1,071      17,136   2,385      38,160
Tokio Marine & Fire
 Insurance Co                     3,718   199,377  14,760    791,504  34,186   1,833,224  33,869   1,816,224  67,208   3,604,028
   ADR (Japan)
Torchmark Corp                      142     4,722   1,132     37,639   2,506      83,325   2,403      79,900   4,694     156,075
Transamerica Corp                   132     9,578   1,029     74,667   2,308     167,474   2,078     150,784   4,309     312,671

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                              LifePath 2000       LifePath 2010        LifePath 2020        LifePath 2030         LifePath 2040
                            -----------------   -----------------    ------------------   ------------------   -------------------
                            Shares     Value     Shares    Value      Shares     Value     Shares     Value    Shares      Value
COMMON STOCKS (Continued)

Transatlantic Holdings Inc    126  $    9,411     220  $   16,431      466  $    34,804     437 $    32,638      936   $    69,907
Travelers Property
 Casualty                     100       3,794      88       3,339      263        9,978     268      10,167      530        20,107
Trigon Healthcare Inc           0          --     528      18,513        0           --       0          --       88         3,086
UICI                          200       4,563     528      12,144      877       20,171     804      18,492    1,943        44,689
Unitrin Inc                   200      13,075     352      23,012      701       45,828     714      46,678    1,413        92,374
UNUM Corp                     152       6,802   1,091      48,822    2,474      110,711   2,276     101,851    4,609       206,252
Wellpoint Health Networks     100       7,888     440      34,705      351       27,685     357      28,158      795        62,705
                                   ----------          ----------           -----------         -----------            -----------

      TOTAL INSURANCE
         - VALUE                   $1,121,143          $5,236,279           $11,610,648         $10,854,851            $22,374,205
         - COST                    $  861,280          $3,863,638           $ 8,163,591         $ 7,742,387            $17,121,744

LODGING
Percent of Net Assets                    0.03%               0.07%                 0.09%               0.12%                  0.15%
Choice Hotels
 International Inc             59  $      804     444  $    6,050      969  $    13,203     720 $     9,810    1,075   $    14,647
Extended Stay America Inc     400       3,500     880       7,700    1,665       14,569   1,518      13,283    3,445        30,144
Hilton Hotels Corp            264       4,175   1,761      27,846    4,192       66,286   3,563      56,340    8,603       136,034
Homestead Village
 Property Inc                  75         258      76         261       88          303     101         347      166           571
Marriott International        306      11,016   1,662      59,832    4,035      145,260   3,616     130,175    8,322       299,591
Park Place Entertainment
 Corp                         364       2,730   2,013      15,098    4,361       32,708   3,584      26,880    8,493        63,697
Promus Hotel Corp             441      15,518   1,084      38,143    1,665       58,587   2,222      78,187    4,456       156,795
Sodexho Marriott
 Services Inc                  44       1,029     221       5,166      515       12,038     441      10,308    1,181        27,606
Sunburst Hospitality Corp      19          91     147         707      322        1,550     240       1,155      358         1,723
                                   ----------          ----------           -----------         -----------            -----------

      TOTAL LODGING
         - VALUE                   $   39,121          $  160,803           $   344,504         $   326,485            $   730,808
         - COST                    $   42,566          $  152,943           $   295,324         $   303,452            $   713,518

MACHINERY
Percent of Net Assets                    0.21%               0.37%                 0.57%               0.71%                  0.80%
AGCO Corp                     300  $    1,969     792  $    5,198    1,490  $     9,778   1,428 $     9,371    3,180   $    20,869
AVX Corp                      300       4,106     364       4,982      626        8,568     536       7,337    1,148        15,713
Black & Decker Corp           116       5,655     716      34,905    1,722       83,948   1,544      75,270    3,229       157,413
Case Corp                      43         839     579      11,291    1,368       26,676   1,301      25,370    2,488        48,516
Caterpillar Inc               420      19,136   2,759     125,707    6,630      302,079   6,118     278,750   12,494       569,257
Cummins Engine Co Inc          25       1,025     288      11,808      731       29,971     619      25,379    1,301        53,340
Deere & Co                    289       9,447   2,044      66,813    4,645      151,833   4,222     138,006    8,210       268,363
Federal Mogul Corp            396      19,478     616      30,300    1,011       49,729   1,337      65,764    2,720       133,789
Flowserve Corp                200       3,313     528       8,745    1,052       17,424     982      16,264    2,031        33,638
Harsco Corp                   338       9,485     634      17,792    1,182       33,170   1,212      34,012    2,491        69,903
Ingersoll-Rand Co             172       8,170   1,330      63,175    3,162      150,195   2,827     134,282    5,592       265,619
Jacobs Engineering Group        0          --       0          --      327       12,937       0          --        0            --
Kubota Corp ADR (Japan)     1,434      69,191   5,943     286,750   13,676      659,867  13,585     655,475   26,860     1,295,994
MagneTek Inc                    0          --       0          --      322        3,502       0          --        0            --
Makita Corp ADR (Japan)     1,420      14,023   5,593      55,231   12,909      127,476  12,897     127,358   25,633       253,125
McDermott
 International Inc             46         917     436       8,693    1,073       21,393   1,042      20,775    1,958        39,038

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                           LifePath 2000        LifePath 2010         LifePath 2020         LifePath 2030         LifePath 2040
                         -----------------  --------------------  --------------------  --------------------  --------------------
                         Shares    Value     Shares     Value      Shares     Value      Shares     Value      Shares     Value
COMMON STOCKS (Continued)

Milacron Inc                51   $    908      337   $    6,003      687   $   12,237      662   $   11,792    1,255   $   22,355
Nordson Corp               214     12,733      141        8,390      257       15,292      186       11,067      340       20,230
Pall Corp                  113      2,394      942       19,959    2,260       47,884    2,113       44,769    4,078       86,402
Parker Hannifin Corp       138      5,123      837       31,074    1,978       73,433    1,828       67,865    3,624      134,540
Pentair Co                 200      7,575      440       16,665      856       32,421      809       30,641    1,766       66,886
Presstek Inc               200      1,650      352        2,904      351        2,896      357        2,945      530        4,373
SPX Corp                    33      1,885      143        8,169      455       25,992      317       18,109      640       36,560
Tecumseh Products Co
 Class A                   241     11,869      167        8,225      302       14,874      222       10,934      381       18,764
Teleflex Inc               350     12,447      440       15,648      796       28,308      793       28,201    1,678       59,673
Thermo Electron Corp       169      2,334    1,216       16,796    2,961       40,899    2,676       36,962    5,691       78,606
UCAR International Inc     200      3,175      528        8,382      964       15,304      893       14,176    1,943       30,845
Weatherford International  480      8,160    1,222       20,774    2,120       36,040    2,013       34,221    4,067       69,138
York International Corp    302     10,948      458       16,603    1,104       40,020    1,084       39,295    2,283       82,758
                                 --------            ----------            ----------            ----------            ----------

      TOTAL MACHINERY
         - VALUE                 $247,955            $  910,982            $2,074,146            $1,964,390            $3,935,707
         - COST                  $320,371            $1,065,623            $2,512,503            $2,443,462            $4,954,063

MANUFACTURING
Percent of Net Assets                0.06%                 0.14%                 0.22%                 0.26%                 0.34%
Carlisle Corp              200   $  8,275      352   $   14,564      701   $   29,004      714   $   29,542    1,413   $   58,462
Tyco International Ltd     764     56,870    4,300      320,081   10,233      761,719    9,307      692,789   21,371    1,590,803
West Teleservices            0         --        0           --        0           --        0           --      177        1,748
                                 --------            ----------            ----------            ----------            ----------

      TOTAL MANUFACTURING
         - VALUE                 $ 65,145            $  334,645            $  790,723            $  722,331            $1,651,013
         - COST                  $ 36,042            $  205,150            $  443,510            $  436,847            $1,019,826

METAL FABRICATORS
Percent of Net Assets                0.14%                 0.31%                 0.47%                 0.59%                 0.66%
Alcan Aluminum Ltd         278   $  6,747    1,890   $   45,951    4,330   $  105,273    3,944   $   95,889    7,602   $  184,823
Allegheny Teledyne Inc     183      3,774    1,508       31,103    3,583       73,899    3,323       68,537    6,658      137,320
Armco Inc                  111        555      953        4,765    1,943        9,715    1,647        8,235    3,846       19,230
Barrick Gold Corp          423      7,482    2,838       50,197    6,737      119,161    6,287      111,201   12,524      221,517
Battle Mountain Gold Co    247        834    1,807        6,099    4,136       13,959    3,980       13,433    7,716       26,042
Bethlehem Steel Corp        17        150      843        7,429    2,356       20,762    2,192       19,317    4,179       36,827
British Steel PLC
 ADR (UK)                  618     12,167    2,172       42,761    4,442       87,452    4,020       79,144    8,673      170,749
Crane Co                   120      3,293      607       16,655    1,317       36,135    1,216       33,364    2,322       63,709
Engelhard Corp             100      1,781    1,056       18,810    2,606       46,419    2,457       43,765    4,731       84,270
Freeport McMoRan Inc       116      1,095      997        9,409    2,948       27,822    2,567       24,226    5,971       56,350
Getchell Gold Corp          24        623      228        5,914      195        5,058      409       10,608      571       14,810
Howmet International Inc     0         --      176        2,838      351        5,660      268        4,322      795       12,819
Kaydon Corp                  0         --        0           --      438       13,359        0           --        0           --
Laboratory Corp of
 America Holdings          660      1,196      367          665      914        1,657      610        1,106    1,181        2,141
Mitsui & Co Ltd ADR
 (Japan)                   660     71,610    2,475      268,538    5,822      631,687    5,734      622,138   11,395    1,236,357
Nucor Corp                 121      5,392      699       31,149    1,646       73,350    1,455       64,838    2,932      130,656
Oregon Steel
 Mills Inc                   0         --        0           --      262        2,505      178        1,702        0           --

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                             LifePath 2000        LifePath 2010         LifePath 2020         LifePath 2030         LifePath 2040
                           -----------------  --------------------  -------------------   --------------------  --------------------

                            Shares    Value     Shares     Value      Shares     Value      Shares     Value      Shares     Value
COMMON STOCKS (Continued)

Phelps Dodge Corp              66   $  3,201      420   $   20,370    1,070   $   51,895    1,028   $   49,858    1,972   $   95,641

Placer Dome Inc               263      2,877    1,964       21,481    4,539       49,645    4,233       46,298    8,593       93,985

Precision Castparts Corp      100      3,713      264        9,801      526       19,528      547       20,307    1,060       39,353

Reynolds Metals Co             49      2,095      576       24,624    1,274       54,464    1,191       50,915    2,424      103,625

Ryerson Tull Inc              207      3,778      381        6,953    1,198       21,864    1,132       20,659    2,171       39,621

SKF AB ADR (Sweden)           721     10,094    2,631       36,834    5,177       72,478    5,064       70,896   10,261      143,653

Steel Dynamics Inc              0         --      264        4,158      526        8,285      357        5,623      883       13,907

Timken Co                      42        743      470        8,313    1,120       19,810    1,073       18,979    2,049       36,242

USX--U.S. Steel Group         126      3,189      655       16,580    1,629       41,234    1,489       37,690    2,787       70,545

WMC Ltd ADR (Japan)         1,130     14,054    3,937       48,966    7,849       97,622    7,695       95,707   15,318      190,517

Worthington Industries
 Inc                           77        977      752        9,541    1,745       22,140    1,624       20,604    3,192       40,498

                                    --------            ----------            ----------            ----------            ----------


      TOTAL METAL
      FABRICATORS
         - VALUE                    $161,420            $  749,904            $1,732,838            $1,639,361            $3,265,207

         - COST                     $232,909            $1,064,071            $2,443,256            $2,320,924            $4,588,495


OFFICE EQUIPMENT &
 SUPPLIES
Percent of Net Assets                   0.04%                 0.05%                 0.08%                 0.10%                0.11%

Ingram Micro Inc Class A      100   $  2,200      176   $    3,872      351   $    7,722      357   $    7,854      618   $   13,596

Ricoh Co Ltd ADR (Japan)      677     29,899    2,699      119,197    6,359      280,836    5,625      248,419   12,383      546,876

Standard Register Co          301      8,710        0           --      379       10,967      279        8,074        0           --

                                    --------            ----------            ----------            ----------            ----------


      TOTAL OFFICE
      EQUIPMENT & SUPPLIES
         - VALUE                    $ 40,809            $  123,069            $  299,525            $  264,347            $  560,472

         - COST                     $ 58,427            $  184,789            $  430,550            $  377,770            $  788,206


PHARMACEUTICALS
Percent of Net Assets                   1.58%                 3.80%                 5.73%                 7.01%                8.76%

Abbott Laboratories         1,503   $ 69,796    9,954   $  462,238   24,316   $1,129,174   21,869   $1,015,541   50,437   $2,342,167

Allergan Inc                   55      4,483      479       39,039    1,169       95,274    1,093       89,079    2,178      177,506

ALZA Corp                      87      4,562      564       29,575    1,418       74,356    1,251       65,599    2,961      155,266

American Home Products
 Corp                       1,305     77,648    8,653      514,853   21,068    1,253,546   19,080    1,135,259   43,831    2,607,943

Amgen Inc                     237     29,595    1,579      197,178    4,045      505,119    3,606      450,298    8,458    1,056,192

Astra AB ADR Series B
 (Sweden)                   4,498     87,991   16,204      316,991   32,190      629,717   31,444      615,122   62,718    1,226,920

Bergen Brunswig Corp
 Class A                      650     15,884    1,411       34,481    2,004       48,973    2,634       64,368    5,211      127,343

Bristol-Myers Squibb Co       939    118,254    6,569      827,282   15,867    1,998,250   14,280    1,798,386   32,966    4,151,655

Centocor Inc                  446     18,537      739       30,715    1,311       54,488    1,220       50,706    3,551      147,587

Covance Inc                    90      2,481      511       14,084      902       24,861      783       21,581    1,454       40,076

Dura Pharmaceuticals Inc        0         --      440        6,188      877       12,333      714       10,041    1,502       21,122

Forest Labs Inc Class A       464     22,939      739       36,534    1,255       62,044    1,225       60,561    3,904      193,003

Glaxo Holdings PLC ADR
 (UK)                       3,560    228,062   12,692      813,080   25,331    1,622,767   24,736    1,584,649   49,292    3,157,768

ICN Pharmaceuticals Inc       400      8,750    1,073       23,472    1,907       41,716    1,839       40,228    3,763       82,315

Immunex Corp                  100     14,100      264       37,356      438       61,977      446       63,109      883      124,944

Interneuron
 Pharmaceuticals Co             0         --      352        1,430        0           --      536        2,178      795        3,230

IVAX Corp                   1,230     18,143    1,091       16,092    2,036       30,031    1,753       25,857    3,529       52,053

Lilly (Eli) & Co            1,104    104,534    7,291      690,366   17,648    1,671,045   15,792    1,495,304   36,520    3,457,987


MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                            LifePath 2000        LifePath 2010         LifePath 2020         LifePath 2030         LifePath 2040
                         ------------------   ------------------   --------------------  --------------------  ---------------------

                         Shares     Value      Shares     Value      Shares      Value      Shares      Value      Shares      Value

COMMON STOCKS
 (Continued)

Marshall & Ilsley
 Corp                       558  $   31,248   1,279  $   71,624    2,031   $   113,736    1,860   $   104,160    5,582   $   312,591

Merck & Co Inc            2,266     185,245  15,542   1,270,558   38,090     3,113,858   34,250     2,799,937   78,972     6,455,960

Millipore Corp               42       1,171     351       9,784      788        21,966      686        19,122    1,718        47,889

Mylan Laboratories          703      19,201   1,482      40,477    2,348        64,130    2,256        61,617    6,229       170,129

Novo Nordisk A/S ADR
 (Denmark)                2,492     142,355   8,861     506,184   17,736     1,013,169   17,364       991,918   34,507     1,971,211

Omnicare Inc                400       9,575   1,244      29,778    1,765        42,250    2,143        51,298    4,328       103,601

Perrigo Co                  812       6,800     484       4,054    1,097         9,187      752         6,298    1,484        12,429

Pfizer Inc                1,335     176,136   8,444   1,114,079   20,705     2,731,766   18,653     2,461,029   43,110     5,687,825

Pharmacia and Upjohn
 Inc                        517      28,177   3,860     210,370    9,119       496,986    8,449       460,470   17,453       951,188

PharMerica Inc               35         197     297       1,671      837         4,708      707         3,977    1,366         7,684

Rexall Sundown Inc          100       1,431     628       8,988    1,064        15,229      893        12,781    1,943        27,809

Schering-Plough Corp      1,481      82,842   9,718     543,600   23,556     1,317,664   21,163     1,183,804   48,806     2,730,085

Schweitzer-Mauduit
 International Inc           20         235      81         952      188         2,209      157         1,845      310         3,643

Sepracor Inc                  0          --     352      43,912        0            --      536        66,866        0            --

SmithKline Beecham
 PLC ADR (UK)             2,145     152,562   7,895     561,531   15,771     1,121,712   15,418     1,096,604   30,717     2,184,746

SouthTrust Corp             906      36,297   1,922      77,000    2,997       120,067    2,839       113,737    7,774       311,445

ThermoLase Corp               0          --      88         286        0            --        0            --      265           861

Warner Lambert Co           757      52,280   5,436     375,424   13,255       915,423   11,850       818,390   27,333     1,887,684

Watson Pharmaceutical
 Inc                        500      24,156     980      47,346    1,590        76,817    1,429        69,039    3,975       192,041

Xoma Ltd                    188         658       0          --      169           592      172           602        0            --

Zeneca Group PLC
 ADR (UK)                 1,704      69,971   6,131     251,754   12,197       500,839   11,993       492,462   23,804       977,451

                                 ----------          ----------            -----------            -----------            -----------


      TOTAL
      PHARMACEUTICALS
         - VALUE                 $1,846,296          $9,260,326            $20,997,979            $19,403,822            $43,161,349

         - COST                  $1,112,569          $5,055,394            $10,927,873            $10,320,396            $25,275,069


PUBLISHING
Percent of Net
 Assets                                0.40%               0.66%                 0.91%                  1.11%                  1.33%
American Greetings
 Corp Class A               123  $    2,914     580  $   13,739    1,311   $    31,054    1,177   $    27,880    2,455   $    58,152

Belo (A H) Corp             412       7,468   1,050      19,031    1,878        34,039    1,775        32,172    3,692        66,917

Central Newspapers
 Class A                    200       7,000     176       6,160      351        12,285      893        31,255    1,943        68,004

Chris-Craft
 Industries Inc             119       5,043     236      10,000      444        18,814      307        13,009      205         8,687

Comcast Corp Class A        290      20,572   2,484     176,209    5,870       416,403    5,297       375,755   12,340       875,368

Donnelley (R R)
 & Sons Co                  139       4,761   1,045      35,791    2,523        86,413    2,313        79,220    4,750       162,686

Dow Jones & Co Inc           94       4,418     748      35,156    1,700        79,900    1,589        74,683    3,115       146,404

E.W. Scripps Co             200       8,200     264      10,824      614        25,174      625        25,625    1,237        50,717

Elsevier NV ADR
 (Netherlands)            3,727     120,195  13,661     440,566   27,206       877,394   26,521       855,301   52,906     1,706,218

Ennis Business
 Forms Inc                    0          --       0          --      216         1,931        0            --        0            --

Gannett Co Inc              408      25,908   1,880     119,380    4,471       283,909    3,996       253,745    9,169       582,231

Gibson Greetings Inc          0          --       0          --      214         1,772        0            --        0            --

Golden Books Family
 Entertainment Inc.         234         110       0          --      274           129      208            98        0            --

Harland (John H) Co          55         739     218       2,929      543         7,297      550         7,391      897        12,053

Harte-Hanks
 Communications Inc         200       5,175     528      13,662    1,052        27,221      982        25,409    2,120        54,854

Houghton Mifflin Co         304      13,072     211       9,073      403        17,329      277        11,911      786        33,798

Interpublic Group
 Co Inc                      83       6,209     874      65,386    2,135       159,725    1,978       147,978    4,640       347,129

Knight-Ridder Inc           124       6,223     662      33,224    1,394        69,961    1,371        68,807    2,588       129,884


MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                            LifePath 2000       LifePath 2010          LifePath 2020           LifePath 2030         LifePath 2040
                         ------------------  ------------------    --------------------    --------------------  -------------------

                         Shares    Value     Shares     Value      Shares      Value       Shares     Value      Shares     Value
COMMON STOCKS (Continued)

Lee Enterprises Inc         498   $ 13,757        0   $       --      621     $   17,155      455   $   12,569        0   $       --

Liberty Media Group
 Class A                  1,853     99,829    3,812      205,372    6,105        328,907    5,666      305,255   12,494      673,113

Marvel Entertainment
 Group Inc                    0         --      200           30    1,400            210      200           30      600           90

McGraw-Hill Inc             156     17,072      800       87,550    1,830        200,271    1,627      178,054    3,395      371,539

Media General Inc
 Class A                    280     14,000      194        9,700      359         17,950      259       12,950      503       25,150

Meredith Corp                82      2,768      404       13,635      921         31,084      808       27,270    1,701       57,408

Moore Corp Ltd               44        462      738        7,749    1,538         16,149    1,481       15,550    3,019       31,699

New York Times Co
 Class A                    162      5,022    1,463       45,353    3,427        106,237    3,174       98,394    6,411      198,740

News Corporation Ltd        874     24,800    3,280       93,070    6,604        187,389    6,325      179,471   12,875      365,327

Primedia Inc                  0         --      276        3,674      351          4,673      268        3,568      795       10,583

Readers Digest
 Association Class A        400     13,600    1,156       39,304    2,028         68,952    1,875       63,750    3,798      129,131

Readers Digest
 Association Class B        200      6,463      264        8,531      263          8,498      268        8,660      530       17,126

Scholastic Inc              200      9,850      176        8,668      175          8,619      179        8,816      353       17,385

Times Mirror Co
 Class A                    117      6,530      524       29,246    1,284         71,663    1,149       64,129    2,781      155,214

Washington Post
 Co Class B                  27     14,847       88       48,389      158         86,880      119       65,435      287      157,813

Workflow
 Management Inc               0         --      107          756      223          1,575      192        1,356      429        3,030

Ziff Davis Inc                0         --      352        5,918      614         10,323      625       10,508    1,413       23,756

                                  --------            ----------              ----------            ----------            ----------


      TOTAL PUBLISHING
         - VALUE                  $467,007            $1,598,075              $3,317,285            $3,086,004            $6,540,206

         - COST                   $349,016            $1,173,497              $2,421,277            $2,236,767            $4,831,953


REAL ESTATE
Percent of Net Assets                 0.23%                 0.29%                   0.31%                 0.42%                0.48%

AMB Property Corp REIT        0   $     --      980   $   20,580      363     $    7,623      268   $    5,628      707   $   14,847

Apartment Investment
 & Management                 0         --      616       24,101    1,052         41,160    1,071       41,903       88        3,443

   Co Class A REIT
Archstone Communities
 Trust REIT                 600     11,738    1,156       22,614    1,853         36,249    2,768       54,149    5,741      112,307

Arden Realty Group
 Inc REIT                   200      4,675      892       20,851    1,502         35,109    1,339       31,299    2,826       66,057

Boston Properties
 Inc REIT                   200      6,463      528       17,061    1,052         33,993    1,071       34,607    2,120       68,502

Camden Property
 Trust REIT                   0         --      528       12,936        0             --        0           --       88        2,156

CarrAmercia Realty
 Corp REIT                  300      6,450      440        9,460    1,402         30,143    1,339       28,789    2,826       60,758

Castle & Cooke Inc          215      3,333      120        1,860      294          4,557      198        3,069      301        4,666

Catellus Development
 Corp                       300      4,331    1,068       15,419    1,941         28,023    1,875       27,070    3,798       54,833

Chicago Title Corp          106      3,717      181        6,346      361         12,658      725       25,420      717       25,140

Cornerstone Properties
 Inc REIT                   400      6,050    1,420       21,478    2,554         38,629    2,500       37,813    5,123       77,484

Crestline Capital
 Corp REIT                  100      1,275      185        2,359      298          3,800      428        5,457      892       11,373

Echelon International
 Corp                        68      1,411       47          975       84          1,743       62        1,287       57        1,183

Equity Office Properties
 Trust REIT               1,200     30,900    2,971       76,503    4,815        123,986    5,254      135,290   10,835      279,000

Equity Residential
 Properties Trust           500     20,500    1,332       54,612    2,291         93,931    2,232       91,512    4,593      188,312

   REIT
Federal Realty Investment
 Trust                        0         --        0           --        0             --        0           --      353        7,788

Fel Cor Lodging Trust
 Inc REIT                   300      7,088      892       21,074    1,590         37,564    1,429       33,760    3,003       70,945

Franchise Finance
 Corp REIT                    0         --       88        1,936        0             --        0           --      265        5,830

General Growth Properties
 Inc                          0         --        0           --        0             --        0           --       88        2,970

Health Care Property
 Investors Inc              300      8,813      264        7,755      351         10,311      446       13,101      618       18,154

   REIT
Hospitalities Properties
 Trust                        0         --        0           --        0             --        0           --       88        2,266


MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                            LifePath 2000       LifePath 2010        LifePath 2020         LifePath 2030         LifePath 2040
                          ------------------  ------------------  --------------------  --------------------  --------------------
                          Shares    Value     Shares    Value     Shares     Value      Shares     Value      Shares     Value
COMMON STOCKS (Continued)

Host Marriott Corp         1,087   $ 11,753    2,108   $ 22,793    3,339   $   36,103    4,658   $   50,365    9,696   $  104,837
HRPT Properties
 Trust REIT                  700      9,581    1,596     21,845    3,519       48,166    3,393       46,442    6,889       94,292
Kimco Realty Corp REIT       300     11,381      484     18,362      745       28,263    1,250       47,422    2,473       93,818
Liberty Property
 Trust REIT                    0         --      892     19,513      100        2,188        0           --       88        1,925
Mack-Cali Realty
 Corp REIT                   300      8,681      792     22,919    1,402       40,570    1,429       41,352    2,915       84,352
MAXXAM Inc                     0         --        0         --      112        6,552        0           --        0           --
Meditrust Corp REIT          602      7,375    1,226     15,018    2,686       32,903    2,329       28,530    5,401       66,161
New Plan Excel Realty
 Trust REIT                  400      8,300      792     16,434    1,490       30,918    1,429       29,652    2,915       60,485
Patriot American
 Hospitality Inc REIT        751      4,084    1,911     10,391    3,424       18,618    3,187       17,329    6,791       36,926
Post Properties Inc REIT       0         --      440     15,703        0           --        0           --       88        3,141
Prison Realty Corp REIT      262      5,224      924     18,422    1,687       33,635    1,640       32,698    3,400       67,787
Public Storage Inc REIT      400     10,200      892     22,746    1,327       33,839    1,964       50,082    4,063      103,606
Simon Property Group
 Inc REIT                    400     10,175    1,156     29,406    2,028       51,587    1,875       47,695    3,975      101,113
United Dominion Realty
 Trust Inc Reit              400      3,950    1,508     14,892    2,730       26,959    2,589       25,566    5,388       53,206
Vornado Operating Inc         20        138       44        303       90          619       80          550      159        1,093
Vornado Realty Trust
 REIT                        400     13,750      880     30,250    1,678       57,681    1,607       55,241    3,268      112,337
Weingarten Realty
 Investors REIT              200      8,388      176      7,381      351       14,720      357       14,972      795       33,340
Westfield America
 Inc REIT                      0         --      176      3,102      351        6,186      268        4,724      707       12,461
Worldwide Inc REIT         1,064     32,984    2,182     67,642    3,490      108,190    3,297      102,207    8,793      272,582
                                   --------            --------            ----------            ----------            ----------

      TOTAL REAL ESTATE
         - VALUE                   $262,708            $695,042            $1,117,176            $1,164,981            $2,381,476
         - COST                    $308,669            $816,084            $1,354,409            $1,456,991            $2,995,001

RETAIL & RELATED
Percent of Net Assets                  1.10%               2.43%                 3.71%                 4.50%                 5.50%
Abercrombie & Fitch Co         6   $    456      642   $ 48,792    1,289   $   97,964    1,217   $   92,492      188   $   14,288
Amazon.com Inc               300     38,438      528     67,650      789      101,091      804      103,013    1,855      237,671
Ann Taylor Stores Inc        247      9,340      172      6,504      308       11,646      226        8,546      209        7,903
AutoZone Inc                 226      7,910    1,101     38,535    2,721       95,235    2,613       91,455    5,173      181,054
Barnes & Noble               400     11,825      616     18,211    1,227       36,273    1,161       34,322    2,473       73,107
Bed Bath & Beyond Inc        500     14,719    1,420     41,801    2,379       70,032    2,232       65,705    4,593      135,205
Benetton SpA ADR (Italy)   2,207     72,003    8,062    263,023   16,032      523,044   15,716      512,733   31,276    1,020,378
Best Buy Co Inc              500     46,375      880     81,620    1,402      130,036    1,339      124,192    4,063      376,842
BJ's Wholesale Club Inc      365     15,900      440     19,168      436       18,993      328       14,289       88        3,834
Borders Group Inc            300      4,144      980     13,536    1,765       24,379    1,696       23,426    3,445       47,584
CDW Computer Centers
 Inc                           0         --       88      6,127      175       12,184      179       12,463      353       24,578
Charming Shoppes Inc          59        199        0         --    2,005        6,767    1,446        4,880    2,971       10,027
Circuit City Stores Inc      127      6,890      744     40,362    1,848      100,254    1,663       90,218    3,275      177,668
Coles Myer Ltd ADR
 (Australia)               1,114     47,206    3,932    166,619    7,865      333,279    7,659      324,549   15,449      654,650
CompUSA Inc                  400      4,200    1,332     13,986    2,291       24,056    2,143       22,502    4,416       46,368
Consolidated Stores Corp      58      1,461      828     20,855    1,939       48,839    1,765       44,456    3,602       90,724
Corporate Express Inc        550      2,956    1,200      6,450    2,247       12,078    2,009       10,798    4,416       23,736
Costco Co Inc                285     22,889    1,676    134,604    3,943      316,672    3,559      285,831    7,376      592,384
CVS Corp                     314     16,642    2,651    140,503    6,283   $  332,999    5,558      294,573   13,020      690,059
Dayton-Hudson Corp           373     23,336    2,898    181,306    7,111      444,882    6,391      399,836   14,755      923,109

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                  LifePath 2000       LifePath 2010       LifePath 2020      LifePath 2030       LifePath 2040
                              --------------------  -----------------  ------------------  ------------------  ------------------
                              Shares     Value       Shares   Value    Shares    Value     Shares    Value     Shares    Value
COMMON STOCKS (Continued)

Department 56 Inc                200   $  6,638         176  $  5,841     263  $    8,728     179  $    5,941     530  $   17,589
Dillards Inc Class A             118      2,935         898    22,338   2,035      50,621   1,858      46,218   3,795      94,400
Dollar General Corp              473     14,160       1,121    33,560   2,952      88,376   2,605      77,987   6,352     190,162
Dollar Tree Stores Inc           200      8,000         484    19,360     920      36,800     937      37,480   1,943      77,719
Eastman Kodak Co                 343     22,702       2,682   177,515   6,176     408,774   5,566     368,399  11,026     729,782
Enesco Group Inc                 220      3,644         150     2,484     262       4,339     191       3,163     186       3,081
Ensco International Inc          600      5,325       1,948    17,289   3,519      31,231   3,393      30,113   6,889      61,139
Family Dollar Stores Inc         660     13,200       1,807    36,140   3,317      66,340   3,107      62,140   6,433     128,659
Federated Department
 Stores Inc                      179      6,813       1,563    59,492   3,836     146,008   3,452     131,391   7,181     273,326
Fingerhut Co                     405      9,948         352     8,646     626      15,376     454      11,151     247       6,067
Footstar Inc                      46      1,173         216     5,508     457      11,654     341       8,695     578      14,739
Fred Myer Inc                    180     11,565       1,230    79,028   2,800     179,900   2,580     165,764   5,265     338,275
Gap Inc                          612     39,589       3,832   247,883   9,284     600,559   8,364     541,046  19,240   1,244,587
Global DirectMail Corp           200      3,288         176     2,893     263       4,323     179       2,942     353       5,802
Hancock Fabrics Inc                0         --           0        --     300       2,081       0          --       0          --
Harcourt General Inc              79      3,619         557    25,518   1,294      59,281   1,196      54,792   2,328     106,650
Heilig Meyers Co                 524      3,406         361     2,347     731       4,752     486       3,159   1,148       7,462
Home Depot Inc                 1,486     88,695       9,912   591,622  23,977   1,431,127  21,397   1,277,133  49,601   2,960,559
Homebase Inc                     365      1,893           0        --     436       2,262     328       1,702       0          --
Ito Yokado Co Ltd ADR
 (Japan)                       1,720    101,909       6,410   379,793  14,810     877,493  14,712     871,685  29,104   1,724,411
Jones Apparel Group Inc          300      8,381       1,068    29,837   1,853      51,768   1,786      49,896   3,621     101,161
Jostens Inc                       77      1,805         265     6,211     690      16,172     572      13,406   1,368      32,062
K Mart Corp                      584     10,220       3,762    65,835   8,852     154,910   8,327     145,722  16,901     295,767
Kohls Corp                       547     37,743         975    67,275   2,523     174,087   2,346     161,873   5,331     367,838
Limited Inc                      197      6,994       1,764    62,622   4,092     145,266   3,797     134,793   7,821     277,644
Longs Drug Stores Corp            66      2,388         324    11,725     679      24,571     666      24,101   1,296      46,899
Lowe's Co Inc                    414     24,555       2,690   159,551   6,333     375,626   5,889     349,290  12,043     714,299
May Department Stores Co         214     12,680       1,773   105,050   4,165     246,776   3,854     228,348   7,897     467,896
Michaels Stores Inc                0         --           0        --       0          --       0          --     177       3,031
Micro Warehouse Inc              300      5,925         264     5,214     526      10,389     357       7,051     618      12,206
Midas Inc                         10        316         128     4,048     299       9,456     237       7,495     450      14,231
Neiman Marcus Group Inc          100      2,588         264     6,831     526      13,610     536      13,869   1,060      27,428
Newell Co                        194      8,245       1,055    44,838   2,614     111,095   2,306      98,005   5,455     231,837
Nordstrom Inc                    224      9,016       1,080    43,470   2,701     108,715   2,411      97,043   5,112     205,757
Office Depot Inc               1,338     47,750       2,950   105,278   4,839     172,692   4,453     158,915  11,870     423,610
Officemax Inc                    700      5,425       1,816    14,074   3,343      25,908   3,170      24,568   6,492      50,313
Payless ShoeSource Inc           217     11,908         362    19,865   1,002      54,985     996      54,656   2,035     111,670
Penney (J C) Co Inc              266      9,609       1,913    69,107   4,536     163,863   4,177     150,893   8,645     312,300
PetSmart Inc                   1,200      9,450       1,144     9,009   1,928      15,183   1,428      11,246   2,650      20,869
Pier 1 Imports Inc               550      4,744       1,552    13,386   2,730      23,546   2,589      22,330   5,299      45,704
Rite Aid Corp                    238      9,847       2,018    83,495   4,697     194,338   4,324     178,904   8,831     365,382
Ross Stores Inc                  300     13,725         528    24,156   1,315      60,161   1,250      57,188   2,561     117,165
Ruddick Corp                       0         --           0        --     626      11,542     468       8,629       0          --
Saks Inc                         564     20,269       1,445    51,930   2,532      90,994   2,477      89,017   5,077     182,454

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                             LifePath 2000       LifePath 2010       LifePath 2020          LifePath 2030         LifePath 2040
                          ------------------   -----------------  -------------------   --------------------  ---------------------
                          Shares    Value     Shares    Value     Shares      Value      Shares      Value      Shares      Value
COMMON STOCKS (Continued)

School Specialty Inc           0  $       --      90  $    1,986     187  $     4,126      160   $     3,530      358   $     7,898
Sears Roebuck & Co           458      18,606   3,230     131,219   7,432      301,925    6,726       273,243   13,435       545,796
Service Merchandise Co       771         482       0          --   1,328          830      991           619        0            --
Sherwin Williams Co          181       4,355   1,304      31,378   3,152       75,845    2,843        68,410    5,805       139,682
Staples Inc                1,741      51,196   2,787      81,955   6,686      196,611    6,090       179,083   14,727       433,066
Sunglass Hut
 International Inc           600       5,813     440       4,263     877        8,496      625         6,055    1,148        11,121
Talbots Inc                  200       4,838     176       4,257       0           --      179         4,330      353         8,538
Tandy Corp                   116       6,453     755      41,997   1,787       99,402    1,707        94,952    3,363       187,066
Tech Data Corp               300       5,100     616      10,472   1,052       17,884    1,071        18,207    2,208        37,536
TJX Companies Inc            176       5,027   2,196      62,723   5,283      150,896    4,564       130,358   10,927       312,101
Toys R Us Inc                281       3,969   1,961      27,699   4,730       66,811    4,337        61,260    9,243       130,556
U.S. Office Products Co        0          --     203       1,000     421        2,079      360         1,779      806         3,978
Venator Group Inc            187         923   1,047       5,170   2,578       12,729    2,311        11,411    4,309        21,276
Walgreen Co                  910      29,120   6,528     208,896  16,034      513,088   14,362       459,583   33,240     1,063,679
WalMart Stores Inc         2,248     194,170  14,833   1,281,199  36,030    3,112,091   32,430     2,801,140   74,674     6,449,966
Williams-Sonoma Inc            0          --       0          --       0           --        0            --      442        15,111
                                  ----------          ----------          -----------            -----------            -----------

      TOTAL RETAIL
      & RELATED
         - VALUE                  $1,289,026          $5,923,930          $13,589,194            $12,462,378            $27,110,471
         - COST                   $  865,661          $3,554,461          $ 7,834,248            $ 7,279,111            $16,752,337

SERVICES
Percent of Net Assets                   0.03%               0.05%                0.11%                  0.11%                  0.12%

Block (H R) Inc              105  $    4,764     788  $   35,756   1,849  $    83,898    1,733   $    78,635    3,500   $   158,812
CMS Energy Corp                0          --       0          --   1,152       47,664        0            --        0            --
DeVry Inc                      0          --       0          --     100        2,513        0            --       88         2,211
Public Service
 Enterprise Group            208       7,904   1,790      68,020   4,209      159,942    3,836       145,767    7,759       294,841
Service Corp International   229       3,521   1,958      30,104   4,687       72,063    4,271        65,667    8,849       136,052
Sotheby's Holdings Inc       611      17,108       0          --     743       20,804      556        15,568        0            --
                                  ----------          ----------          -----------            -----------            -----------

      TOTAL SERVICES
         - VALUE                  $   33,297          $  133,880          $   386,884            $   305,637            $   591,916
         - COST                   $   25,633          $  136,473          $   358,220            $   301,962            $   627,807

SHIPPING
Percent of Net Assets                   0.00%               0.00%                0.00%                  0.00%                  0.00%

Halter Marine Group Inc      273  $    1,092     261  $    1,044     340  $     1,360      307   $     1,228      584   $     2,336
                                  ----------          ----------          -----------            -----------            -----------

      TOTAL SHIPPING
         - VALUE                  $    1,092          $    1,044          $     1,360            $     1,228            $     2,336
         - COST                   $    3,161          $    3,083          $     3,987            $     3,577            $     6,892

TELECOMMUNICATIONS
Percent of Net Assets                   2.57%               5.68%                8.31%                 10.24%                 12.18%

ADC Telecommunications       772  $   31,266   1,561  $   63,221   2,463  $    99,752    2,336   $    94,608    6,730   $   272,564
Adtran Inc                   100       2,050     176       3,608     175        3,588      268         5,494      618        12,669
Advanced Fibre
 Communication               300       2,438     616       5,005   1,227        9,969    1,161         9,433    2,473        20,093
Airtouch Communications      645      58,735   3,823     348,132   9,236      841,053    8,187       745,528   19,000     1,730,186

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                 LifePath 2000      LifePath 2010       LifePath 2020       LifePath 2030        LifePath 2040
                                ----------------  ------------------  ------------------  ------------------  --------------------
                                Shares   Value    Shares    Value     Shares    Value     Shares    Value     Shares      Value
COMMON STOCKS (Continued)

Alcatel Alsthom Compagnie
 Generale                        3,689  $ 80,005  13,392  $  290,439  26,784  $  580,878  26,080  $  565,609   52,153   $1,131,067
   d'electricite ADR
   (France)
Aliant Communications
 Inc                                 0        --       0          --     430      17,146       0          --        0           --
Alltel Corp                        249    14,909   2,072     124,061   4,912     294,092   4,555     272,730    9,384      561,866
Ameritech Corp                   1,199    78,385   7,222     472,137  17,563   1,148,181  15,871   1,037,566   36,619    2,393,966
Andrew Corp                         90     1,361     717      10,845   1,624      24,563   1,410      21,326    2,963       44,815
Ascend Communications
 Inc                               235    18,080   1,412     108,636   3,734     287,285   3,048     234,505    7,282      560,258
Aspect Telecommunication
 Corp                                0        --     540       4,151     100         769       0          --    1,060        8,149
AT & T Corp                      2,246   184,452  15,047   1,235,734  34,292   2,816,231  30,994   2,545,381   61,840    5,078,609
Bell Atlantic Corp               1,954   112,232  10,335     593,616  24,592   1,412,503  22,238   1,277,294   50,344    2,891,633
BellSouth Corp                   2,100    97,124  15,179     702,028  35,381   1,636,371  32,755   1,514,918   67,338    3,114,382
British
 Telecommunications PLC          2,164   380,052   7,923   1,391,476  15,823   2,778,914  15,465   2,716,040   30,697    5,391,160
   ADR (UK)
Century Telephone
 Enterprise                          0        --       0          --   1,089      67,246       0          --        0           --
Ciena Corp                         100     2,788     628      17,506   1,240      34,565   1,071      29,854    2,561       71,387
Comsat Corp                        510    14,918     704      20,592   1,331      38,932   1,352      39,546    2,729       79,822
Cox Communications Inc
 Class A                           413    29,220     769      54,407   1,134      80,231   1,185      83,839    3,311      234,252
Deutsche Telekom Ag ADR          4,626   211,060  16,858     769,145  33,615   1,533,684  32,780   1,495,587   65,430    2,985,243
   (Germany)
DSP Communications Inc               0        --     440       6,600       0          --     536       8,040      883       13,245
Ericsson L M Telephone
 ADR                             2,532    65,832   9,126     237,276  18,184     472,784  17,728     460,927   35,471      922,245
   (Sweden)
Federal Signal Corp                498    11,672     431      10,102     707      16,570     716      16,781    1,572       36,844
Frontier Corp                      250     8,984   1,175      42,227   2,757      99,080   2,459      88,370    5,557      199,704
Glenayre Technologies
 Inc                               650     2,295     572       2,020   1,030       3,637     714       2,521    1,259        4,446
Global TeleSystems Group
 Inc                               200    11,075     440      24,420     877      48,674     893      49,562    1,766       98,012
GTE Corp                         1,256    81,482   6,413     416,042  15,277     991,095  13,779     893,912   31,307    2,031,041
Hong Kong
 Telecommunications Ltd         11,724   197,106  42,354     712,075  82,296   1,383,602  82,729   1,390,877  160,192    2,693,221
   ADR (Hong Kong)
ICG Communications Inc             200     3,750     528       9,933   1,052      19,791     982      18,474    2,031       38,208
Intermedia Communications
 Inc                                 0        --     100       1,813     100       1,813       0          --       88        1,595
IXC Communications Inc               0        --     176       9,152     263      13,676     268      13,936      530       27,560
Leap Wireless
 International Inc                 100       594     198       1,176     394       2,339     379       2,250      773        4,590
Loral Space &
 Communications                  1,042    18,756   2,626      47,268   4,919      88,542   4,657      83,826    9,620      173,159
Lucent Technologies Inc          1,313   133,351   8,643     877,804  21,043   2,137,180  18,927   1,922,272   43,644    4,432,593
MCI WorldCom Inc                 2,154   177,704  13,480   1,112,099  32,508   2,681,910  29,744   2,453,879   65,936    5,439,719
McLeod Inc Class A                 200     7,700     440      16,940     877      33,765     804      30,954    1,766       67,990
Network Appliance Inc                0        --     704      29,568       0          --       0          --        0           --
NEXTEL Communications
 Class A                           278     8,357   2,205      66,288   5,143     154,611   4,621     138,918    9,780      294,010
Nippon Telegraph &
 Telegraph ADR                   1,824    73,986   7,069     286,736  16,440     666,848  16,358     663,520   32,374    1,313,169
   (Japan)
Nokia Corp                         556    75,408   1,988     269,623   3,966     537,889   4,011     543,991    7,751    1,051,228
Northern Telecom Ltd               833    48,366   4,347     252,398  10,362     601,644   9,386     544,997   21,708    1,260,420
NTL Inc                              0        --     528      41,019     964      74,891     893      69,375       88        6,837
Omnipoint Corp                     200     2,325     264       3,069     351       4,080     357       4,150      530        6,161
Paging Network Inc                 500     2,000     616       2,464   1,315       5,260   1,161       4,644    2,561       10,244
Pairgain Technologies
 Inc                               300     2,588     616       5,313   1,139       9,824   1,071       9,237    2,561       22,089

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                            LifePath 2000        LifePath 2010         LifePath 2020          LifePath 2030          LifePath 2040
                          ------------------ ---------------------  -------------------    -------------------   -------------------

                          Shares     Value     Shares      Value      Shares      Value      Shares      Value    Shares      Value
COMMON STOCKS (Continued)

Pan Am Sat Corp             100   $    3,588     176  $     6,314     263  $     9,435      268  $     9,615      618   $    22,171
Picturetel Corp             400        3,269     352        2,877     614        5,018      446        3,645      707         5,778
Qualcom Inc                 400       29,200     792       57,816   1,227       89,571    1,518      110,814    3,180       232,139
Qwest Communications
 International Inc.         700       43,006   1,596       98,054   2,553      156,850    2,321      142,617    6,536       401,555
SBC Communication Inc     1,826       96,549  12,922      683,250  31,377    1,659,059   27,867    1,473,467   64,875     3,430,265
Scientific-Atlanta Inc       75        2,433     649       21,052   1,429       46,353    1,355       43,953    2,634        85,439
SkyTel Communications
 Inc                          0           --     352        6,336       0           --        0           --        0            --
Sprint Corp                 485       41,619   3,298      283,010   7,785      668,050    7,144      613,043   14,791     1,269,252
Sprint Corp (PCS Group)     217        6,944   1,661       53,152   3,970      127,040    3,619      115,808    7,585       242,719
Tel-Save Holdings Inc       100          994     540        5,366     977        9,709      893        8,874    1,855        18,434
Tele Danmark A/S ADR
 (Denmark)                1,649       99,351   5,878      354,150  11,681      703,780   11,412      687,572   22,626     1,363,216
Tele-Communications TCI
 Ventures                 2,216       61,356   4,636      128,359   7,348      203,448    6,941      192,178   15,007       415,505
   Group Class A
Telecommunications of
 New Zealand              1,159       46,360   4,058      162,320   7,973      318,920    7,771      310,839   15,640       625,599
   Corp ADR (New Zealand)
Telefonica de Espana
 SA ADR                     569       78,260   2,066      284,006   4,216      579,653    4,165      572,629    7,997     1,099,614
   (Spain)
Telephone & Data System
 Inc                          0           --       0           --     725       36,431        0           --        0            --
Tellabs Inc                 187       14,972   1,201       96,155   3,032      242,749    2,781      222,653    6,478       518,644
U.S. West Inc               569       30,335   3,863      205,946   9,084      484,291    8,380      446,758   17,250       919,640
Vanguard Cellular Systems
 Class A                    411       11,457     290        8,084     522       14,551      381       10,620      344         9,589
Vodafone Group PLC ADR
 (UK)                     1,008      183,644   3,682      670,813   7,306    1,331,062    7,058    1,285,878   14,188     2,584,875
Western Wireless Corp
 Class A                      0           --      88        2,382       0           --        0           --      265         7,172
                                  ----------          -----------          -----------           -----------            -----------

      TOTAL
      TELECOMMUNICATIONS
         - VALUE                  $3,005,743          $13,827,606          $30,441,428           $28,355,634            $59,982,057
         - COST                   $1,833,269          $ 7,672,179          $16,545,823           $15,666,281            $35,080,790

TEXTILES
Percent of Net Assets                   0.06%                0.05%                0.06%                 0.09%                  0.10%

Brown Group Inc              31   $      484     158  $     2,469     296  $     4,625      197  $     3,078      224   $     3,500
Burlington Industries Inc   729        4,511     419        2,593     996        6,163      669        4,139    1,680        10,395
Cintas Corp                 420       29,715     880       62,260   1,350       95,513    1,634      115,606    3,339       236,233
Collins & Aikman Corp         0           --       0           --       0           --        0           --      353         1,787
Mohawk Industries Inc         0           --       0           --       0           --        0           --       88         2,860
Shaw Industries Inc       1,160       25,448   1,622       35,583   2,918       64,014    2,772       60,811    5,829       127,873
Springs Industries Inc
 Class A                     33        1,097     185        6,151     293        9,742      324       10,773      670        22,278
Unifi Inc                   168        2,027     892       10,760   1,574       18,986    1,412       17,032    2,950        35,584
West Point Stevens Inc      200        5,100     528       13,464   1,152       29,376    1,071       27,311    2,120        54,059
                                  ----------          -----------          -----------           -----------            -----------

      TOTAL TEXTILES
         - VALUE                  $   68,382          $   133,280          $   228,419           $   238,750            $   494,569
         - COST                   $   48,084          $   113,774          $   205,657           $   202,132            $   445,509


MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                            LifePath 2000        LifePath 2010         LifePath 2020        LifePath 2030         LifePath 2040
                         ------------------  -------------------   --------------------  --------------------  --------------------
                           Shares    Value     Shares    Value     Shares      Value       Shares     Value      Shares     Value
COMMON STOCKS (Continued)
TOBACCO
Percent of Net Assets                  0.16%               0.37%                   0.58%                 0.70%                 0.86%

British American Tobacco
 PLC ADR (UK)              2,121   $ 39,504    8,258   $153,805   17,503     $  325,993   16,800   $  312,899   29,974   $  558,265
Fortune Brands Inc           180      5,423    1,301     39,193    3,084         92,906    2,819       84,922    5,727      172,525
Philip Morris Co Inc       2,871    112,327   16,097    629,794   38,944      1,523,684   35,108    1,373,600   80,747    3,159,225
Swedish Match AB ADR
 (Sweden)                    852     28,329    2,502     83,192    5,527        183,773    5,155      171,403   10,793      358,866
                                   --------            --------              ----------            ----------            ----------

      TOTAL TOBACCO
         - VALUE                   $185,583            $905,984              $2,126,356            $1,942,824            $4,248,881
         - COST                    $176,141            $805,329              $1,852,181            $1,687,874            $3,993,110

TRANSPORTATION
Percent of Net Assets                  0.20%               0.35%                   0.46%                 0.57%                 0.66%

Alexander & Baldwin Inc      204   $  4,029      607   $ 11,988    1,064     $   21,014      990   $   19,553    2,190   $   43,252
Burlington Northern
 Santa Fe                    478     15,834    3,689    122,198    8,527        282,457    7,945      263,177   16,252      538,347
Canadian National
 Railway Co                    4        193        6        290       12            580       11          531       23        1,111
Carnival Corp Class A      1,600     71,200    5,212    231,934    8,710        387,595    8,399      373,755   15,128      673,195
CNF Transportation Inc       262     11,070      670     28,308    1,236         52,221    1,226       51,799    2,418      102,160
Consolidated Freightways
 Corp                         31        450      159      2,306      355          5,148      255        3,698      503        7,294
CSX Corp                     197      7,732    1,673     65,665    3,923        153,978    3,608      141,613    7,462      292,883
Fritz Companies Inc          200      1,488      176      1,309      263          1,956        0           --      353        2,625
Galileo International Inc    200     10,100      440     22,220      877         44,289      893       45,097    1,855       93,677
Hunt (J B) Transport
 Services                      0         --        0         --      522         12,267        0           --        0           --
Kansas City Southern
 Industries                  643     30,060    1,341     62,692    2,112         98,736    1,924       89,947    5,723      267,549
Laidlaw Inc Class B          395      3,037    2,494     19,173    5,928         45,572    5,557       42,719   10,717       82,386
Norfolk Southern Corp        392     11,001    2,895     81,241    6,821        191,414    6,348      178,140   13,012      365,148
Overseas Shipholding Group   393      4,790      273      3,327      482          5,874      362        4,412      331        4,034
Pittston Brink's Group       323      7,914      546     13,377    1,102         26,999    1,020       24,990    2,212       54,193
Pittston Burlington Group     61        438      141      1,013      287          2,063      197        1,416      355        2,552
Roadway Express Inc           46        707      139      2,137      237          3,644      217        3,336      317        4,874
Tidewater Inc                265      4,985      848     15,953    1,524         28,670    1,326       24,945    2,884       54,254
Trinity Industries Inc       322     10,606      563     18,544    1,056         34,782    1,103       36,330    2,213       72,890
Union Pacific Corp           278     13,031    1,889     88,547    4,475        209,766    4,083      191,390    8,450      396,093
Viad Corp                    536     14,171    1,314     34,739    1,801         47,614    2,257       59,669    4,512      119,285
Wisconsin Central Transport  400      5,500      704      9,680    1,315         18,081    1,250       17,188    2,650       36,438
Xtra Corp                    200      7,975      176      7,018      263         10,487      179        7,138      442       17,625
Yellow Corp                   49        876      196      3,504      513          9,170      267        4,773      386        6,900
                                   --------            --------              ----------            ----------            ----------

TOTAL TRANSPORTATION
         - VALUE                   $237,187            $847,163              $1,694,377            $1,585,616            $3,238,765
         - COST                    $223,702            $775,663              $1,576,068            $1,465,903            $3,253,160

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                             LifePath 2000      LifePath 2010      LifePath 2020       LifePath 2030       LifePath 2040
                            ----------------  -----------------  ------------------  ------------------  ------------------
                            Shares   Value    Shares    Value    Shares    Value     Shares    Value     Shares    Value

COMMON STOCKS (Continued)
UTILITIES
Percent of Net Assets                  0.26%              0.74%               1.36%               1.39%               1.56%
AES Corp                         0  $    --    1,375  $ 51,133    3,191   $118,665    2,980   $110,819    6,045   $224,797
Allegheny Energy Inc             0       --        0        --    1,586     47,084        0         --        0         --
Ameren Corp                    188    7,015    1,042    38,880    2,446     91,266    2,295     85,632    4,650    173,502
American Electric Power Inc    136    5,661    1,415    58,899    3,396    141,359    3,175    132,158    6,475    269,521
American Water Works Co Inc    300    9,075      880    26,620    1,765     53,391    1,607     48,612    3,356    101,518
Baltimore Gas & Electric Co    167    4,279    1,069    27,393    2,673     68,496    2,479     63,524    4,947    126,766
Calenergy Inc                    0       --        0        --      789     22,141        0         --        0         --
Carolina Power & Light Co      143    5,702    1,163    46,375    2,719    108,420    2,564    102,240    5,114    203,920
Central & South West Corp      170    4,218    1,658    41,139    3,795     94,163    3,497     86,769    7,053    175,002
Cinergy Corp                   157    4,582    1,207    35,229    2,876     83,943    2,626     76,646    5,284    154,226
Conectiv Inc                 1,067   22,607      752    15,933    1,337     28,328      973     20,615      907     19,217
Consolidated Edison Inc        255   11,921    1,799    84,103    4,203    196,490    3,887    181,716    7,953    371,802
Dominion Resources Inc         198    7,648    1,515    58,517    3,489    134,763    3,274    126,458    6,671    257,666
DTE Energy Co                  218    8,611    1,170    46,215    2,648    104,596    2,432     96,064    4,876    192,601
Duke Power Co                  351   19,963    2,790   158,681    6,556    372,873    6,059    344,605   12,336    701,609
Edison International           337    8,594    2,733    69,692    6,422    163,761    5,920    150,959   12,107    308,728
El Paso Energy Corp              0       --        0        --    1,476     53,782        0         --        0         --
Energy East Corp                 0       --        0        --      953     51,105        0         --        0         --
Entergy Corp                   250    7,063    1,881    53,138    4,445    125,571    4,059    114,667    8,224    232,327
FirstEnergy Corp               260    7,605    1,765    51,626    4,320    126,360    3,935    115,099    8,125    237,655
Florida Progress Corp            0       --        0        --    1,257     50,437        0         --        0         --
FPL Group Inc                  221   11,368    1,403    72,167    3,229    166,092    3,010    154,826    6,234    320,660
GPU Inc                        122    4,865    1,018    40,593    2,252     89,799    2,171     86,569    4,302    171,541
Hawaiian Electric
 Industries Inc                192    6,696      387    13,497      809     28,214      806     28,109    1,572     54,823
Idacorp Inc                      0       --        0        --      513     15,935        0         --        0         --
Illinova Corp                    0       --        0        --    1,011     24,011        0         --        0         --
Interstate Energy Corp         241    6,643    1,121    30,898    1,829     50,412    1,735     47,821      677     18,660
IPALCO Enterprises Inc           0       --        0        --      773     37,056        0         --        0         --
Kansas City Power &
 Light Co                        0       --        0        --      837     21,344        0         --        0         --
Keyspan Energy                   0       --        0        --      630     16,695        0         --        0         --
LG & E Energy Corp               0       --        0        --      870     19,847        0         --        0         --
Midamerican Energy Co            0       --        0        --      596     16,092        0         --        0         --
Minnesota Power & Light Co     349   14,025      238     9,565      421     16,919      312     12,539      296     11,896
Montana Power Co                 0       --        0        --      722     43,952        0         --        0         --
National Power ADR (UK)        938   30,720    3,300   108,075    6,631    217,165    6,621    216,837   12,915    422,965
Nevada Power Co                444   10,628      317     7,588      571     13,668      421     10,078      397      9,503
New Century Energies Inc         0       --       20       811    1,421     57,639       45      1,825      120      4,868
New England Electric System      0       --        0        --      884     43,040        0         --        0         --
Niagara Mohawk Power Corp       71    1,038    1,372    20,066    3,417     49,974    3,116     45,572    6,359     92,999
NIPSCO Industries Inc            0       --        0        --    1,779     46,143        0         --        0         --
Northeast Utilities              0       --        0        --    1,679     25,080        0         --        0         --
Northern States Power Co       190    4,904    1,260    32,524    2,844     73,411    2,646     68,300    5,113    131,978

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                             LifePath 2000       LifePath 2010         LifePath 2020         LifePath 2030        LifePath 2040
                           -----------------  ------------------   ---------------------  -------------------  --------------------
                           Shares    Value    Shares     Value     Shares      Value      Shares     Value     Shares     Value

COMMON STOCKS (Continued)

OGE Energy Corp                 0   $     --       0   $       --   1,073     $   25,618       0   $       --       0   $       --
Pacificorp                    317      5,686   2,318       41,579   5,355         96,055   5,031       90,244   9,944      178,370
PECO Energy Co                242      8,576   1,653       58,578   3,982        141,112   3,655      129,524   7,577      268,509
PG & E Corp                   446     14,049   2,915       91,823   6,859        216,059   6,331      199,425  13,132      413,657
Pinnacle West Capital
 Corp                           0         --       0           --   1,169         42,230       0           --       0           --
Potomac Electric
 Power Co                       0         --       0           --   1,583         38,586       0           --       0           --
PP & L Resources Inc           87      2,219   1,160       29,580   2,677         68,263   2,513       64,082   5,587      142,468
Public Service Company
 Of New Mexico                  0         --       0           --     570          8,764     420        6,458       0           --
Puget Sound Power &
 Light Co                       0         --       0           --     851         20,530       0           --       0           --
Reliant Energy Inc            344      9,224   2,243       60,140   5,309        142,348   4,890      131,112  10,077      270,189
SCANA Corp                      0         --       0           --   1,267         29,774       0           --       0           --
Sempra Energy                 248      5,208   1,813       38,073   4,323         90,783   3,979       83,559   8,220      172,619
Southern Co                   765     19,173   5,375      134,711  12,575        315,161  11,671      292,503  23,910      599,243
TECO Energy Inc                 0         --       0           --   1,568         33,908       0           --       0           --
Texas Utilities Co            261     11,076   2,099       89,076   5,018        212,951   4,656      197,588   9,536      404,683
Unicom Corp                   228      8,108   1,604       57,042   3,867        137,520   3,609      128,345   7,337      260,921
Wisconsin Energy Corp           0         --       0           --   1,442         36,861       0           --       0           --
                                    --------           ----------             ----------           ----------           ----------

      TOTAL UTILITIES
         - VALUE                    $308,750           $1,799,959             $4,966,005           $3,851,899           $7,701,409
         - COST                     $289,186           $1,658,136             $4,307,171           $3,468,806           $7,100,085

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                LifePath 2000          LifePath 2010           LifePath 2020
                            --------------------   ---------------------   ----------------------
                            Shares      Value      Shares      Value       Shares      Value
WARRANTS
Percent of Net Assets                       0.00%                   0.00%                   0.00%
Morrison Knudsen Corp
 (03/11/03)                      4   $        15       17   $         64       27   $        101
Edison Brothers Stores
 (09/26/05)                      0            --        0             --       16              5
Golden State Bancorp
 (01/01/01)                    200         1,006      500          2,531      800          4,025
Marvel Enterprises
 (10/02/01)                      0            --       17             --      130              1
Petrofina SA
 (08/05/03)                      0            --      100            888      100            888
                                     -----------            ------------            ------------

      TOTAL WARRANTS
         - VALUE                     $     1,021            $      3,483            $      5,020
         - COST                      $     1,154            $      2,258            $      9,202

RIGHTS
Percent of Net Assets                       0.00%                   0.00%                   0.00%
MEMC Electronic
  Materials Inc, 01/01/80      300   $        --      264   $         --      351   $         --
                                     -----------            ------------
      TOTAL RIGHTS
         - VALUE                              --                      --                      --
         - COST                               --                      --                      --

      TOTAL COMMON STOCKS
         - VALUE                     $24,095,120            $109,664,322            $244,592,651
         - COST                      $18,265,855            $ 76,786,629            $166,717,305


                                  LifePath 2030           LifePath 2040
                              ----------------------  ----------------------
                              Shares      Value       Shares      Value
WARRANTS
Percent of Net Assets                          0.00%                   0.00%
Morrison Knudsen Corp
 (03/11/03)                       25   $         94       42   $        158
Edison Brothers Stores
 (09/26/05)                        0             --        0             --
Golden State Bancorp
 (01/01/01)                      900          4,556    1,900          9,559
Marvel Enterprises
 (10/02/01)                       17             --       54             --
Petrofina SA
 (08/05/03)                      100            888      200          1,775
                                       ------------            ------------

      TOTAL WARRANTS
         - VALUE                       $      5,538            $     11,492
         - COST                        $      4,846            $      7,982

RIGHTS
Percent of Net Assets                          0.00%                   0.00%
MEMC Electronic
  Materials Inc, 01/01/80        357   $         --      707   $         --

      TOTAL RIGHTS
         - VALUE                                 --                      --
         - COST                                  --                      --

      TOTAL COMMON STOCKS
         - VALUE                       $226,659,217            $480,714,636
         - COST                        $156,199,345            $355,254,371

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                              LifePath 2000                LifePath 2010               LifePath 2020
                                        --------------------------  ---------------------------  --------------------------
                                         Principal       Value       Principal       Value        Principal       Value


U.S. TREASURY SECURITIES

Percent of Net Assets                                       54.89%                       43.01%                      26.29%
U.S. TREASURY BONDS
Percent of Net Assets                                       10.23%                        6.12%                       5.19%
U.S. Treasury Bonds, 6.00%-13.75%,
                                        $ 9,800,000   $11,939,748   $12,350,000   $ 14,912,827   $15,700,000   $19,020,254
   02/15/01-02/15/27                                  -----------                 ------------                 -----------


      TOTAL U.S. TREASURY
      BONDS
         - VALUE                                      $11,939,748                 $ 14,912,827                 $19,020,254
         - COST                                       $12,054,628                 $ 15,066,890                 $18,674,330

U.S. TREASURY NOTES
Percent of Net Assets                                       44.66%                       36.89%                      21.10%
U.S. Treasury Notes, 4.00%-8.75%,
                                        $50,650,000   $52,141,836   $86,870,000   $ 89,839,897   $74,555,000   $77,275,058
   03/31/00-11/15/28                                  -----------                 ------------                 -----------


      TOTAL U.S. TREASURY
      NOTES
         - VALUE                                      $52,141,836                 $ 89,839,897                 $77,275,058
         - COST                                       $51,684,430                 $ 89,030,801                 $76,868,767

      TOTAL U.S. TREASURY
      SECURITIES
         - VALUE                                      $64,081,584                 $104,752,724                 $96,295,312
         - COST                                       $63,739,058                 $104,097,691                 $95,543,097



                                                LifePath 2030              LifePath 2040
                                          --------------------------  ------------------------
                                           Principal       Value      Principal      Value


U.S. TREASURY SECURITIES

Percent of Net Assets                                         14.56%                     1.71%
U.S. TREASURY BONDS
Percent of Net Assets                                         12.69%                     1.71%
U.S. Treasury Bonds, 6.00%-13.75%,
   02/15/01-02/15/27                      $28,240,000   $35,134,246   $6,400,000   $8,431,605
                                                        -----------                ----------


      TOTAL U.S. TREASURY
      BONDS
         - VALUE                                        $35,134,246                $8,431,605
         - COST                                         $33,690,726                $8,846,945

U.S. TREASURY NOTES
Percent of Net Assets                                          1.87%                     0.00%
U.S. Treasury Notes, 4.00%-8.75%,
   03/31/00-11/15/28                      $ 5,000,000   $ 5,165,321   $        0   $       --
                                                        -----------                ----------


      TOTAL U.S. TREASURY
      NOTES
         - VALUE                                        $ 5,165,321                        --
         - COST                                         $ 5,265,683                        --

      TOTAL U.S. TREASURY
      SECURITIES
         - VALUE                                        $40,299,567                $8,431,605
         - COST                                         $38,956,409                $8,846,945


MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                                LifePath 2000                  LifePath 2010
                                        -----------------------------  ------------------------------
                                         Principal/        Value         Principal/        Value
                                           Shares                          Shares

SHORT-TERM INSTRUMENTS

Percent of Net Assets                                          30.52%                          18.98%
U.S. TREASURY BILLS
Percent of Net Assets                                          22.92%                          10.23%
U.S. Treasury Bills, 4.30%-4.45%**,
   04/01/99-05/13/99                     $26,864,000    $ 26,754,965    $25,023,000     $ 24,918,854
                                                        ------------                    ------------


      TOTAL U.S. TREASURY
      BILLS
         - VALUE                                        $ 26,754,965                    $ 24,918,854
         - COST                                         $ 26,755,729                    $ 24,919,688
CASH EQUIVALENTS
Percent of Net Assets                                           7.60%                           8.75%
Dreyfus Institutional Money Market           775,364    $    775,364      1,010,585     $  1,010,585
   Fund
Janus International Money Market           3,100,000       3,100,000      9,300,000        9,300,000
   Fund
Merrimac Cash Fund-Premium Class           5,000,000       5,000,000     11,000,000       11,000,000
                                                        ------------                    ------------

      TOTAL CASH EQUIVALENTS
         - VALUE                                        $  8,875,364                    $ 21,310,585
         - COST                                         $  8,875,364                    $ 21,310,585

      TOTAL SHORT-TERM
      INSTRUMENTS
         - VALUE                                        $ 35,360,329                    $ 46,229,439
         - COST                                         $ 35,636,093                    $ 46,230,273


      TOTAL INVESTMENT IN
      SECURITIES
         (NOTES 1 AND 3)
         - VALUE                                        $123,807,033                    $260,646,485
         - COST                                         $117,636,006                    $227,114,593
                                                        ------------                    ------------

      TOTAL INVESTMENT IN                     106.05%   $123,807,033         107.02%    $260,646,485
      SECURITIES
Other Assets and Liabilities, Net             (6.05)%     (7,066,623)         (7.02%)    (17,085,423)
                                        ------------    ------------   ------------     ------------

      TOTAL NET ASSETS                        100.00%   $116,740,410         100.00%    $243,561,062
                                        ============    ============   ============     ============
    Non-income earning securities.
    Represents investment of
     collateral
     received from securities lending
     transactions. See Note 4.
*   Cost for federal income tax
     purposes is $117,642,542,
     $227,165,080, $315,139,476,
     $221,836,741, $414,678,012 for
     Lifepath 2000, Lifepath 2010,
     Lifepath 2020, Lifepath 2030,
     and Lifepath 2040, respectively,
     and net unrealized appreciation
     consists of:
Gross Unrealized Appreciation                           $  8,302,397                    $ 38,682,689
Gross Unrealized Depreciation                             (2,137,906)                     (5,201,284)
                                                        ------------                    ------------
Net Unrealized Appreciation                             $  6,164,491                    $ 33,481,405
                                                        ============                    ============

                                            LifePath 2020                   LifePath 2030                  LifePath 2040
                                    ------------------------------  -----------------------------  -----------------------------
                                      Principal/        Value        Principal/        Value        Principal/        Value
                                         Shares                         Shares                         Shares
SHORT-TERM INSTRUMENTS
Percent of Net Assets                                       14.26%                          9.61%                          9.79%
U.S. TREASURY BILLS
Percent of Net Assets                                        5.95%                          2.98%                          0.75%
U.S. Treasury Bills,
 4.30%-4.45%**,
  04/01/99-05/13/99                  $21,868,000     $ 21,772,205   $ 8,305,000     $  8,266,625   $ 3,688,000     $  3,666,849
                                                     ------------                   ------------                   ------------

      TOTAL U.S. TREASURY
      BILLS
         - VALUE                                     $ 21,772,205                   $  8,266,625                   $  3,666,849
         - COST                                      $ 21,773,013                   $  8,266,782                   $  3,666,671
CASH EQUIVALENTS
Percent of Net Assets                                        8.31%                          6.63%                          9.04%
Dreyfus Institutional
 Money Market Fund                        33,039     $     33,039     1,147,440     $  1,147,440       922,675     $    922,675

Janus International
 Money Market Fund                    12,900,000       12,900,000     4,700,000        4,700,000    20,100,000       20,100,000
Merrimac Cash
 Fund-Premium Class                   17,500,000       17,500,000    12,500,000       12,500,000    23,500,000       23,500,000
                                                     ------------                   ------------                   ------------

      TOTAL CASH EQUIVALENTS
         - VALUE                                     $ 30,433,039                   $ 18,347,440                   $ 44,522,675
         - COST                                      $ 30,433,039                   $ 18,347,440                   $ 44,522,675

      TOTAL SHORT-TERM
      INSTRUMENTS
         - VALUE                                     $ 52,205,244                   $ 26,614,065                   $ 48,189,524
         - COST                                      $ 52,206,052                   $ 26,614,222                   $ 48,189,346
                                                     ------------                   ------------                   ------------

      TOTAL INVESTMENT IN
      SECURITIES
         (NOTES 1 AND 3)
         - VALUE                                     $393,093,207                   $293,572,849                   $537,335,765
         - COST                                      $314,466,454                   $221,769,976                   $412,290,662
                                                     ------------                   ------------                   ------------

      TOTAL INVESTMENT IN                 107.35%    $393,093,207        106.05%    $293,572,849        109.10%    $537,335,765
      SECURITIES
Other Assets and
  Liabilities, Net                         (7.35%)    (26,929,574)        (6.05%)    (16,742,431)        (9.10%)    (44,816,880)
                                    ------------     ------------   -----------     ------------   -----------     ------------

      TOTAL NET ASSETS                    100.00%    $366,163,633        100.00%    $276,830,418        100.00%    $492,518,885
                                    ============     ============   ===========     ============   ===========     ============
    Non-income earning securities.
    Represents investment of
     collateral received
     from securities lending
     transactions. See Note 4.
*   Cost for federal income tax
     purposes is $117,642,542,
     $227,165,080, $315,139,476,
     $221,836,741, $414,678,012
     for Lifepath 2000,
     Lifepath 2010, Lifepath 2020,
     Lifepath 2030, and Lifepath
     2040, respectively,
     and net unrealized
     appreciation consists of:
Gross Unrealized Appreciation                        $ 88,286,197                   $ 81,422,945                   $144,148,706
Gross Unrealized Depreciation                          10,332,466)                    (9,686,837)                   (21,490,953)
                                                     ------------                   ------------                   ------------
Net Unrealized Appreciation                          $ 77,953,731                   $ 71,736,108                   $122,657,753
                                                     ============                   ============                   ============

**  Yield to maturity.
The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS & LIABILITIES
FEBRUARY 28, 1999


                                               Master            Master            Master            Master            Master
                                             Investment        Investment        Investment        Investment        Investment
                                             Portfolio         Portfolio         Portfolio         Portfolio         Portfolio
                                           LifePath 2000     LifePath 2010     LifePath 2020     LifePath 2030     LifePath 2040
                                          Master Portfolio  Master Portfolio  Master Portfolio  Master Portfolio  Master Portfolio

ASSETS
Investments:
In securities, at market value
 (see cost below)(Note 1)                     $123,807,033      $260,646,485      $393,093,207      $293,572,849      $537,335,765
Cash                                                   753               575               962                 0                41
Receivables:
 Investments sold                                  892,310         2,682,375         3,078,562         1,886,222         1,985,377
 Dividends and interest                            958,274         1,693,284         1,658,382           712,594           781,689
Total Assets                                   125,658,370       265,022,719       397,831,113       296,171,665       540,102,872
LIABILITIES
Payables:
 Investment securities purchased                         0                 0         1,017,111           813,185         2,735,423
 Collateral for securities loaned
   (Note 4)                                      8,875,364        21,310,585        30,433,039        18,347,440        44,522,675
 Due to BGI (Note 2)                                42,596           151,072           217,330           180,622           325,889
Total Liabilities                                8,917,960        21,461,657        31,667,480        19,341,247        47,583,987
TOTAL NET ASSETS                              $116,740,410      $243,561,062      $366,163,633      $276,830,418      $492,518,885
INVESTMENTS AT COST                           $117,636,006      $227,114,593      $314,466,454      $221,769,976      $412,290,662

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 1999

                                               Master             Master            Master            Master            Master
                                             Investment         Investment        Investment        Investment        Investment
                                             Portfolio          Portfolio         Portfolio         Portfolio         Portfolio
                                              LifePath           LifePath          LifePath          LifePath          LifePath
                                                2000               2010              2020              2030              2040
                                          Master Portfolio   Master Portfolio  Master Portfolio  Master Portfolio  Master Portfolio

NET INVESTMENT INCOME
 Dividends*                                    $   414,888        $ 1,679,143       $ 3,765,647       $ 3,421,020       $ 6,932,033
 Interest**                                      4,757,899          6,605,799         6,029,606         2,457,292           559,542
Total Investment Income                          5,172,787          8,284,942         9,795,253         5,878,312         7,491,575
EXPENSES (NOTE 2)
 Advisory fees                                     630,133          1,236,989         1,882,147         1,405,948         2,472,170
Total Expenses                                     630,133          1,236,989         1,882,147         1,405,948         2,472,170
NET INVESTMENT INCOME (LOSS)                     4,542,654          7,047,953         7,913,106         4,472,364         5,019,405
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
 of investments                                  4,718,618         13,218,840        24,960,119        17,728,114        34,827,042
Net change in unrealized appreciation           (1,372,957)         2,322,667         7,187,708        10,724,507        23,947,962
 (depreciation) of investments
Net Gain (Loss) on Investments                   3,345,661         15,541,507        32,147,827        28,452,621        58,775,004
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS            $ 7,888,315        $22,589,460       $40,060,933       $32,924,985       $63,794,409
  * Net of foreign withholding tax of:         $     1,566        $     3,647       $     5,470       $     6,903       $     8,607
 ** Interest income includes securities
     lending income of:                        $    23,722        $    62,981       $   110,958       $    95,289       $   192,030

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                       Master Investment Portfolio      Master Investment Portfolio
                                     --------------------------------  ------------------------------
                                      LifePath 2000 Master Portfolio   LifePath 2010 Master Portfolio
                                     --------------------------------  ------------------------------
                                         For the          For the         For the         For the
                                       Year Ended       Year Ended       Year Ended      Year Ended
                                      February 28,     February 28,     February 28,    February 28,
                                          1999             1998             1999            1998

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)        $  4,542,654     $  5,325,967     $  7,047,953    $  6,460,247
   Net realized gain (loss) on sale       4,718,618        5,800,419       13,218,840       9,734,287
        of  investments
   Net realized gain (loss) on sale               0                0                0               0
        of futures contracts
   Net change in unrealized              (1,372,957)       3,089,773        2,322,667      16,696,571
        appreciation
         (depreciation) of
        investments
   Net change in unrealized                       0                0                0               0
        appreciation
         (depreciation) of
        futures contracts
Net increase (decrease) in net            7,888,315       14,216,159       22,589,460      32,891,105
     assets resulting from
     operations
Net increase (decrease) in net           (7,346,906)     (29,290,156)      12,753,903       5,815,674
     assets resulting from
      beneficial
     interest transactions
Increase (decrease) in Net Assets           541,409      (15,073,997)      35,343,363      38,706,779
NET ASSETS:
Beginning net assets                   $116,199,001     $131,272,998     $208,217,699    $169,510,920
Ending net assets                      $116,740,410     $116,199,001     $243,561,062    $208,217,699



                                       Master Investment Portfolio     Master Investment Portfolio      Master Investment Portfolio
                                     -------------------------------  ------------------------------  ------------------------------

                                     LifePath 2020 Master Portfolio   LifePath 2030 Master Portfolio  LifePath 2040 Master Portfolio

                                     -------------------------------  ------------------------------  ------------------------------

                                         For the         For the         For the         For the         For the          For the
                                       Year Ended       Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                      February 28,     February 28,    February 28,    February 28,    February 28,    February 28,
                                          1999             1998            1999            1998            1999            1998

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)        $  7,913,106     $  7,680,647    $  4,472,364    $  4,066,385    $  5,019,405    $  4,675,068

   Net realized gain (loss) on sale      24,960,119       16,445,704      17,728,114       9,255,193      34,827,042      26,380,392
        of  investments
   Net realized gain (loss) on sale               0                0               0               0               0          14,539
        of futures contracts
   Net change in unrealized               7,187,708       39,706,672      10,724,507      35,383,133      23,947,962      58,037,494
        appreciation
        (depreciation) of
        investments
   Net change in unrealized                       0                0               0               0               0        (52,500)
        appreciation
        (depreciation) of
        futures contracts
Net increase (decrease) in net           40,060,933       63,833,023      32,924,985      48,704,711      63,794,409      89,054,993
     assets resulting from
     operations
Net increase (decrease) in net             (168,062)      10,995,106      10,295,060      26,100,829      23,995,369      57,589,386
     assets resulting from
     beneficial
     interest transactions
Increase (decrease) in Net Assets        39,892,871       74,828,129      43,220,045      74,805,540      87,789,778     146,644,379

NET ASSETS:
Beginning net assets                   $326,270,762     $251,442,633    $233,610,373    $158,804,833    $404,729,107    $258,084,728

Ending net assets                      $366,163,633     $326,270,762    $276,830,418    $233,610,373    $492,518,885    $404,729,107


The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS


1. Significant Accounting Policies

  Master Investment Portfolio ("MIP") is registered under the Investment
Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to May 26, 1994. MIP currently issues, the following separate portfolios, Asset Allocation, Bond Index, Extended Index, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index, U.S. Equity Index and U.S. Treasury Allocation Master Portfolios. These financial statements include the LifePath Master Portfolios (the "Master Portfolios").

  The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  Security Valuation

   The equity securities of each Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

  Security Transactions and Income Recognition

  Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

  Federal Income Taxes

  Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Each Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in a Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

  It is intended that each Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Master Portfolio.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS
(Continued)


  Futures Contracts

  The Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract the Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government obligations or high quality, liquid debt instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of February 28, 1999, there were no open futures contracts outstanding.

  Repurchase Agreements

  Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Portfolio of Investments. The advisor to the Master Portfolios may pool each Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. There were no repurchase agreements outstanding on February 28, 1999.


2. Agreements and Other Transactions with Affiliates

  Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.55% of the average daily net assets of each of the LifePath Master Portfolios as compensation for its advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

  Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of each Master Portfolio.

  Stephens Inc. ("Stephens") is the Funds' co-administrator, sponsor and placement agent for the Master Portfolios. Certain officers and directors of MIP are also officers of Stephens. As of February 28, 1999, these officers of Stephens indirectly collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS
(Continued)


3. Investment Portfolio Transactions

  Purchases and sales of investments, exclusive of short-term securities, for each Master Portfolio for the year ended February 28, 1999 are as follows:


Aggregate Purchases           LifePath 2000   LifePath 2010    LifePath 2020    LifePath 2030    LifePath 2040
and Sales of:                    Master           Master          Master           Master           Master
                                Portfolio       Portfolio        Portfolio        Portfolio        Portfolio

U.S. GOVERNMENT
OBLIGATIONS:
 Purchases at cost               $52,774,360     $81,554,989      $89,496,463      $24,870,357      $14,257,406
 Sales Proceeds                   47,552,808      50,708,717       64,163,575       12,715,369        5,390,719

OTHER SECURITIES:
 Purchases at cost                 3,970,669      20,912,005       37,609,060       34,256,043       99,989,169
 Sales proceeds                   10,374,853      26,837,634       52,187,649       34,800,472       80,635,558



4. Portfolio Securities Loaned

  As of February 28, 1999, certain Master Portfolios had loaned securities which were collateralized by cash. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Portfolios of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:

                                                 Securities      Collateral

LifePath 2000 Master Portfolio                    $ 8,630,087     $ 8,875,364
LifePath 2010 Master Portfolio                    $20,553,970     $21,310,585
LifePath 2020 Master Portfolio                    $29,389,992     $30,433,039
LifePath 2030 Master Portfolio                    $17,703,645     $18,347,440
LifePath 2040 Master Portfolio                    $42,933,747     $44,522,675

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS
(Continued)


5. Financial Highlights

  The portfolio turnover rates, excluding short-term securities, for the Master Portfolios are as follows:


                                                                                                            For the
                                                                                                          Period from
                                          For the                                                        May 26, 1994
                                         Year Ended       For the         For the         For the        (commencement
                                        February 28,     Year Ended      Year Ended      Year Ended    of operations) to
                                            1999        February 28,    February 28,    February 29,     February 28,
                                                            1998            1997            1996             1995

LifePath 2000 Master Portfolio              66%             39%            108%             84%                17%
LifePath 2010 Master Portfolio              38%             46%             73%             39%                24%
LifePath 2020 Master Portfolio              36%             41%             61%             49%                28%
LifePath 2030 Master Portfolio              19%             27%             42%             39%                40%
LifePath 2040 Master Portfolio              19%             34%             48%             29%                 5%

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------
NestEgg Funds                                          February 28, 1999
________________________________________________________________________


Fund
Performance                                       Average
As of 2/28/99                                     Total Return
---------------------------------------------------------------
NestEgg 2000                                           (1.10%)
NestEgg 2010                                           ( .80%)
NestEgg 2020                                           ( .60%)
NestEgg 2030                                           ( .80%)
NestEgg 2040                                           ( .50%)



Average annual total returns represent the NestEgg Funds' average annual decrease in value during the time periods noted above. These figures assume that dividends have been reinvested in the Funds and capital gains have been distributed to shareholders as net asset value. The Funds' past performance is no guarantee of future results. The investment return and principal value of shares of the Funds will vary with changes in market conditions. Shares of the Funds may be worth more or less than their original cost when they are redeemed.


The NestEgg Funds' objective is growing assets while taking on levels of risk appropriate to investors' time horizons. The Funds' strategies assume that the investor will begin to withdraw his or her investment in the decade included in the Fund's name. For example, investors in the NestEgg 2040 Fund plan to withdraw their investments in the year 2040. Assets in this Fund, therefore, are invested almost entirely in stocks because investors can wait out the short-term ups and downs of the markets in return for greater potential rewards over the long term. By contrast, assets in the NestEgg 2000 Fund are invested more conservatively, with an emphasis on short-term, low-risk, low-return bonds and money market instruments.

The models used to manage the NestEgg Funds' assets are "strategic" and "tactical."

Strategic asset allocation techniques affect 75% of the NestEgg Funds' total asset allocation. The strategic model focuses on long-term asset allocation by comparing the potential risks and returns for each asset class based on the Funds' different time horizons. As each Fund nears its target date, the asset allocation becomes more conservative, shifting to less risky investments -- such as short-term bonds or money market investments. Short-term volatility in the markets has only a small effect on a Fund's long-term strategic allocation. The progression to less risky assets is an ongoing process; 40 years from now, the asset allocation of the NestEgg 2040 Fund will look very similar to the asset allocation of the NestEgg 2000 Fund today.

Tactical asset allocation techniques affect 25% of the NestEgg Funds' total asset allocation. The more conservative tactical approach shifts assets from long-term bonds to short-term bonds and money market investments as the Fund nears its target date; the more aggressive tactical approach shifts assets among stocks, bonds, and cash.

During the past fiscal year, the NestEgg 2030 and 2040 Funds invested primarily in companies that showed greater long-term potential for growth. It was only toward the end of the fiscal year, as potential earnings from these stocks appeared less certain, that assets were reallocated to more stable stock investments with higher current earnings.

Independent Auditors' Report




To the Shareholders and Board of Trustees
Master Investment Portfolio:


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of LifePath 2000 Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio and LifePath 2040 Master Portfolio (five of the portfolios comprising Master Investment Portfolio) as of February 28, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. All periods indicated in Note 5 ending prior to March 1, 1995, were audited by other auditors whose report dated April 20, 1995, expressed an unqualified opinion on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned master portfolios of Master Investment Portfolio as of February 28, 1999, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.


                                                                    /s/ KPMG LLP



San Francisco, California
April 2, 1998